Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on April 25, 2012

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [   ]

 Pre-Effective Amendment No.    ____   [   ]

 Post-Effective Amendment No.   _57  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [   ]

Amendment No.                             58   [X]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

4020 South 147th Street

Omaha, NE 68137

Attention:  Michael Miola

 (Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copies to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616 (phone) (631) 470-2702 (fax)

  Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

()

immediately upon filing pursuant to paragraph (b).

(X)

on May 1, 2012 pursuant to paragraph (b).

()

60 days after filing pursuant to paragraph (a)(1).

()

on (date) pursuant to paragraph (a)(1).

()

75 days after filing pursuant to paragraph (a)(2).

()

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

()

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ADAPTIVE ALLOCATION PORTFOLIO

PROSPECTUS

MAY 1, 2012

1-866-263-9260

Advised by:

Critical Math Advisors, LLC

3840 Quakerbridge Road

Suite 130

Hamilton, New Jersey 08619

This Prospectus provides important information about the Portfolio that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIO SUMMARY
Investment Objective
Fees and Expenses of the Portfolio
Principal Investment Strategies
Principal Investment Risks
Performance
Investment Adviser
Portfolio Managers
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
General Information about the Portfolio/Adviser
Investment Objectives
Principal Investment Strategies
Principal Investment Risks
Temporary Investments
Portfolio Holdings Disclosure
MANAGEMENT
Investment Adviser
Investment Adviser Portfolio Managers
HOW SHARES ARE PRICED
HOW TO PURCHASE AND REDEEM SHARES
When Order is Processed
TAX CONSEQUENCES
DIVIDENDS AND DISTRIBUTIONS
FREQUENT PURCHASES AND REDEMPTION OF PORTFOLIO SHARES
DISTRIBUTION OF SHARES
Distributor
Distribution Fees
Additional Compensation to Financial Intermediaries
Householding
VOTING AND MEETINGS
FINANCIAL HIGHLIGHTS
Privacy Notice

PORTFOLIO SUMMARY

Investment Objective:  The Portfolio’s investment objectives are to provide growth and risk-adjusted total return.

Fees and Expenses of the Portfolio:  This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees(1)	0.50%
Other Expenses	0.42%
Acquired Fund Fees and Expenses(2)	0.76%
Total Annual Portfolio Operating Expenses	2.68%

(1)

Shareholders of the Portfolio may pay annual 12b-1 expenses of up to 1.00%. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.50%. Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the plan, equal to 0.25% of the Portfolio’s average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The adviser may receive such service fees with respect to Portfolio accounts for which it provides shareholder servicing. An additional 0.01% of Distribution fees were voluntarily waived during the last fiscal year end, such that Total Annual Fund Operating Expenses were actually 2.67%.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$271	$832	$1,420	$3,012

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 243 % of the average value of its portfolio.

Principal Investment Strategies: The Portfolio’s adviser seeks to achieve the Portfolio's investment objectives by allocating assets in a combination of (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), (3) closed-end investment companies (collectively "Underlying Funds"), and (4) equity and debt securities, including American Depositary Receipts (“ADRs”) using the adviser's proprietary technical and fundamental screening models. Although the Portfolio’s strategy is focused primarily on the capital appreciation component of its total return objective, the income component of the objective is derived primarily from interest income from fixed income securities, and stock dividends. The phrase “risk-adjusted” in the Portfolio’s objective refers to the goal of enhancing total return by reducing loses when markets are declining. The Portfolio defines equity securities as common and preferred stock, convertible securities, warrants, and ADRs for common and preferred stocks. The Portfolio may also take short positions in common stocks. The Portfolio’s adviser selects securities from issuers of any market capitalization, credit quality or country. The Portfolio may invest in fixed income securities that are sometimes referred to as "high yield" or “junk” bonds. The Portfolio defines high yield bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the adviser to be of similar quality. Such securities are considered speculative investments that carry greater risk of default.

The Underlying Funds include high beta index funds (“HBIFs”), which are mutual funds and ETFs that track an equity or fixed income index by investing in leveraged instruments such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. HBIFs are more volatile than the benchmark index they track and typically don’t invest directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. HBIFs seek to provide investment results that will match a certain percentage greater than 100% of the performance of a specific benchmark on a daily basis. For example, if a HBIF’s current benchmark is 200% of the S&P 500 Index and it meets its objective, the value of the HBIF will tend to increase on a daily basis 200% of any increase in the underlying index (if the S&P 500 Index goes up 5% then the HBIF’s value should go up 10%). When the value of the underlying index declines, the value of the HBIF’s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (if the S&P 500 Index goes down 5% then the value of the HBIF should go down 10%).

The Portfolio may invest in foreign markets. The Underlying Funds include ETFs which invest primarily in foreign equity or fixed income securities, including emerging market ETFs and foreign bond funds. ADRs are traded on U.S. exchanges and represent an ownership interest in a foreign security. They are generally issued by a U.S. bank or trust as a substitute for direct ownership of the foreign security. The Portfolio typically will not invest directly in foreign securities, but will, in any case, limit such direct foreign investments to 25% of its net assets.

The adviser uses proprietary models to determine the types and amounts of securities in the Portfolio’s portfolio. The models used are technical and fundamental. The technical models are proprietary trading strategies based on applying certain mathematical properties (such as linear regressions and weighted moving averages) to the value of a stock index (such as the S&P 500, Russell 2000, or MSCI Emerging Markets Index) or a bond category or index (such as inflation-protected securities, municipal bonds, corporate bonds , or foreign bonds). The technical models seek to invest in the market when the trends suggest lower risk and not invest in the market when the trends suggest higher risk.  The adviser uses the models to seek optimum returns relative to reduced risk for the Portfolio. The fundamental models are proprietary trading strategies that search a monthly database of profit/loss and balance sheet figures to identify investment candidates. Such figures include, but are not limited to, revenue, earnings, margins, total return, income and p/e ratio. The fundamental models are used to select all of the Portfolio’s direct investments in stocks, and the technical models are generally used to select Underlying Funds. The proportion of Portfolio assets invested under either type of model will vary with the adviser’s investment allocation and risk reduction strategies, as well as with market conditions. Generally, securities are purchased to fulfill the adviser's asset allocation targets and specific equity securities are selected based upon the adviser's fundamental screening criteria (e.g. revenue, earnings, margins, total return, income, p/e ratio, etc.). Securities are sold when they no longer meet the adviser's fundamental criteria, stop-loss limits are reached, or to rebalance asset class allocations. The adviser may sell common stock short when it believes the value of the company's stock will depreciate and covers (buys back) the shares when a target price has been reached. The adviser's use of its proprietary models typically results in active trading and the adviser may engage in frequent buying and selling of portfolio securities to achieve the Portfolio's investment objectives.

Although current income is not the Portfolio’s primary focus, it may invest in Underlying Funds that, in turn, invest in long, medium, or short-term bonds, foreign bonds, and other fixed income securities of varying credit quality, whenever the adviser believes they offer a potential for capital appreciation, for example high yield bond funds. Typically, the Portfolio will not invest directly in bonds and other fixed income securities. However, if warranted pursuant to the adviser’s proprietary investment models, the Portfolio may pursue such direct investments to the extent the adviser deems them consistent with the Portfolio’s investment objective.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

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Derivatives Risk:  The Portfolio may invest in Underlying Funds that use derivatives (including options, futures and options on futures) to invest or to hedge. An Underlying Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

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Emerging Market Risk:   In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

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Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities held by the Portfolio or Underlying Funds that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

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Fixed Income Risk:  The value of the Portfolio's investments in fixed income securities whether held directly or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Portfolio’s investments decreases. In addition, Underlying Funds may invest in high yield bonds sometimes referred to as “junk bonds.”  These bonds are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities.

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Foreign Risk:  When the Portfolio invests in foreign securities directly or through ADRs or Underlying Funds, the Portfolio could be subject to greater risks because the Portfolio’s performance may depend on issues other than the performance of a particular U.S. company or U.S. market sector. Foreign securities typically have less financial disclosure than U.S. securities and may expose the Portfolio to tax, currency exchange rate and repatriation risks.

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Issuer-Specific Risks:  The price of an individual security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel.

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Management Risk:  The adviser's dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and Underlying Funds in which the Portfolio invests may prove to be incorrect and may not produce the desired results.

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Portfolio Turnover Risk:  As to the portion of the portfolio invested in ETFs, closed-end investment companies, equities and fixed income securities, turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs. The adviser's investment style will likely result in most capital gains within the portfolio being realized as short-term capital gains which will be subject to higher tax rates than long-term capital gains.

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Short Position Risk:  The Portfolio will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Portfolio purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument. The Portfolio's losses are potentially unlimited in a short position transaction.

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Underlying Funds Risk:  Mutual funds, closed-end funds and ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. The ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF and closed-end fund shares may differ from their net asset value. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance:  The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio's inception. The performance table compares the performance of the Portfolio over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-263-9260 or visiting www.unusualfund.com.

 Performance Bar Chart for Calendar Years Ended December 31.

Best Quarter:	3rd Quarter 2009	19.27%
Worst Quarter:	1st Quarter 2009	(9.99)%

Performance Table

Average Annual Total Returns

(For period ended December 31, 201 1 )

	One Year	Since the Portfolio’s May 22, 2007 Inception
Return before taxes	(3.66)%	1.74%
S&P 500® Index	2.11%	(1.97)%

The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Portfolio’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

Investment Adviser:  Critical Math Advisers, LLC is the Portfolio’s investment adviser.

Portfolio Managers:  Lewis Arno and Derek Bilcik are each co-portfolio managers. Each portfolio manager has served the Portfolio in their respective capacity since it commenced operations in May 2007. Each portfolio manager is jointly and primarily responsible for the day-to-day management of the Portfolio.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. You may purchase and redeem shares of a Portfolio on any day that the New York Stock Exchange is open.

Tax Information:  It is the Portfolio’s intention to distribute all such income and gains. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolio/Adviser:  This Prospectus describes the Adaptive Allocation Portfolio (the “Portfolio”), a series of Northern Lights Variable Trust, a Delaware statutory trust (the “Trust”). The Portfolio’s investment adviser is Critical Math Advisors LLC (the “Adviser”). The Portfolio is an investment vehicle for variable annuity contracts. The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain unregistered separate accounts. Shares of the Portfolio are offered to life insurance companies and their separate accounts to fund the benefits of variable annuity contracts. In the future, the Portfolio’s shares may be offered to flexible premium variable life insurance policies and to qualified pension and retirement plans and unregistered separate accounts. Shares are not offered to the general public.

This Prospectus includes important information about the Portfolio that you should know before investing. You should read this Prospectus and keep it for future reference. You should also read the separate account prospectus for the variable annuity contract that you want to purchase. That prospectus contains information about the contract, the separate accounts and expenses related to purchasing a variable annuity contract.

Although the Portfolio has the same or similar investment objectives and strategies as a similarly named publicly available fund advised by Critical Math Advisors LLC (the “Adviser”), the Portfolio:

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Is not the same fund as the publicly available fund;

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Is not the same size as the publicly available fund; and

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Has different performance, fees and expenses than the publicly available fund.

Investment Objectives:  The Portfolio’s investment objectives are to provide growth and risk-adjusted total return. The Portfolio’s investment objectives are not a fundamental policy, and may be changed by the Portfolio's Board of Trustees without shareholder approval upon 60 days written notice.

Principal Investment Strategies:  The Portfolio’s adviser seeks to achieve the Portfolio's investment objectives by allocating assets in a combination of (1) open-end investment companies (mutual funds), (2) exchange-traded funds (“ETFs”), (3) closed-end investment companies (collectively "Underlying Funds"), and (4) equity and debt securities, including American Depositary Receipts (“ADRs”) using the adviser's proprietary technical and fundamental screening models. Although the Portfolio’s strategy is focused primarily on the capital appreciation component of its total return objective, the income component of the objective is derived primarily from interest income from fixed income securities, and stock dividends. The phrase “risk-adjusted” in the Portfolio’s objective refers to the goal of enhancing total return by reducing loses when markets are declining. The Portfolio defines equity securities as common and preferred stock, convertible securities, warrants, and ADRs for common and preferred stocks. The Portfolio may also take short positions in common stocks. The Portfolio's adviser selects securities from issuers of any market capitalization, credit quality or country. The Portfolio may invest in fixed income securities that are sometimes referred to as "high yield" or “junk” bonds. The Portfolio defines high yield bonds as those rated lower than Baa3 by Moody's Investors Service ("Moody's") or lower than BBB- by Standard and Poor's Rating Group ("S&P"), or if unrated, determined by the adviser to be of similar quality. Such securities are considered speculative investments that carry greater risk of default.

Allocation of Assets: The adviser allocates the Portfolio's assets among the Underlying Funds or individual securities representing various segments of the financial markets, which may include various style and capitalization combinations as further described below. The adviser varies these allocations in accordance with its proprietary asset allocation models, which are designed to anticipate and respond to economic and market trends, particularly market volatility trends, seeking a mix that will most likely achieve the Portfolio's investment objective while mitigating the attendant risk. Each such model is rule-based; such that the adviser is bound to adhere to the model’s buy and sell signals with respect to that portion of the Portfolio’s assets allocated to the model. A security is sold in the fundamental models when it no longer meets all the required criteria (e.g. revenue, earnings, margins, total return, income, p/e ratio, etc.). Stop-loss limits may also determine when a security is sold. Investments are sold in the technical models when a trend change is identified and the current holdings are deemed inappropriate in the new market condition. Each model has built in mechanisms that attempt to capture returns in up markets and avoid loss in down markets. At times, the models may require reduced exposure or neutrality with respect to the stock markets, at which time a significant portion of the Portfolio’s assets may be held in cash or cash equivalent positions, or fixed income securities.

Fundamental Models – Direct Investments:  The adviser assesses the relative risk and reward potential throughout the equity markets, underweighting investments if their performance is expected to be weak, and overweighting investments in segments where the adviser believes performance will justify the risk. Prior to investing in a security, the adviser utilizes proprietary fundamental models that screen thousands of stocks in accordance with the adviser’s criteria, which includes profit/loss and balance sheet figures such as, but not limited to, revenue, earnings, margins, total return, income, p/e ratio and p/b ratio. Equity securities in which the Portfolio will invest include, but are not limited to, common and preferred stock, convertible securities, and warrants. The Portfolio may also establish short positions through short sales in equity securities or stock indices when the adviser anticipates a decline in the market price of a security. Although the Portfolio does not seek current income, it may invest directly in long, medium or short-term bonds and other fixed income securities with no minimum credit quality whenever the adviser believes they offer a potential for capital appreciation. The Portfolio may invest without limitation in lower rated “junk” bonds. As explained under “Technical Models” below, the adviser typically will invest in Underlying Funds that provide current income, rather than invest directly in fixed income securities. There is no assurance that the adviser will be successful in its assessments in meeting the Portfolio’s investment objective.

Technical Models – Selection of Underlying Funds:  The adviser invests in index and sector funds, based on proprietary technical systems. It typically invests in high beta index funds ("HBIFs") that track core indices such as the Russell 2000, S&P 500, or MSCI Emerging Markets Indices and further allocates assets among various sector mutual funds as well as bond or money market funds. The technical models vary in investment selection and trade frequency, with an average holding period of four to five months. The Portfolio invests in Underlying Funds that invest in common stock or securities convertible into or exchangeable for common stock such as convertible preferred stock, convertible debentures, warrants, options and futures. Some Underlying Funds may invest directly in long, medium, or short-term bonds, foreign bonds, and other fixed income securities with no minimum credit quality. The adviser selects specific Underlying Funds for investment, in part, on their investment goals and strategies, their investment advisers and portfolio managers, their market exposure and volatility, and on the analysis of their past performance (absolute, relative and risk-adjusted).

Underlying Funds include high beta index funds, which are mutual funds and ETFs that track an equity or fixed income index by investing in leveraged instruments such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. HBIFs are more volatile than the benchmark index they track and typically don’t invest directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. HBIFs seek to provide investment results that will match a certain percentage greater than 100% of the performance of a specific benchmark on a daily basis. For example, if a HBIF’s current benchmark is 200% of the S&P 500 Index and it meets its objective, the value of the HBIF will tend to increase on a daily basis 200% of any increase in the underlying index (if the S&P 500 Index goes up 5% then the HBIF’s value should go up 10%). When the value of the underlying index declines, the value of the HBIF’s shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (if the S&P 500 Index goes down 5% then the value of the HBIF should go down 10%).

The adviser also considers other factors in the selection of Underlying Funds, such as fund size, liquidity, expense ratio, quality of shareholder service, reputation, tenure and relative performance of the portfolio managers, general composition of its investment portfolio and current and expected portfolio holdings. Some of the Underlying Funds in which the Portfolio invests may not share the same investment objective and investment limitations as the Portfolio. The Portfolio may invest its assets in Underlying Funds from different mutual funds families, managed using a variety of investment objectives and strategies. Also, because the Portfolio may invest heavily in HBIFs and because the number of investment advisers offering a wide range of HBIFs is limited, the Portfolio may have a large percentage of its Underlying Fund assets managed by one investment adviser. Under certain circumstances, the adviser may invest in Underlying Funds known as “inverse funds,” which are designed to produce results opposite to market trends. Inverse funds seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark.

The Portfolio and each Underlying Fund may invest in foreign securities .. Investments may include ETFs which invest primarily in foreign equity or fixed income securities, including emerging market ETFs and foreign bond funds or the Portfolio may invest in   ADRs that are traded on U.S. exchanges and represent an ownership interest in a foreign security. ADRs are generally issued by a U.S. bank or trust as a substitute for direct ownership of the foreign security. The Portfolio typically will not invest directly in foreign securities, but will, in any case, limit such direct foreign investments to 25% of its net assets.

Derivatives and Hedging Techniques: Although the Portfolio typically will not invest directly in derivatives, the Underlying Funds in which the Portfolio invests may use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

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To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

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As a substitute for buying or selling securities

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As a cash flow management technique.

A derivative contract will obligate or entitle the Underlying Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices.

Principal Investment Risks:

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Derivatives Risk:  Although the Portfolio typically will not invest directly in derivatives, a significant amount of the Portfolio’s assets may be exposed to derivatives risk by virtue of the Portfolio’s investments in Underlying Funds, particularly HBIFs, which invest in derivatives. Such derivatives include options, futures, options on futures (including those relating to stocks, indices, foreign currencies and interest rates), and swaps. A small investment in derivatives could have a potentially large impact on the Underlying Fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by an Underlying Fund will not correlate with other investments.

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Credit Risk:  When an Underlying Fund uses derivatives; it is subject to the risk that the other party to the agreement will not be able to perform.

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Hedging Effectiveness Risk:  When a derivative is used as a hedge against an opposite position that an Underlying Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

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Investment Strategy Risk:  When an Underlying Fund uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. The Portfolio is therefore indirectly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative’s original cost.

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Leverage Risk:  An Underlying Fund's trading in derivative instruments can result in large amounts of leverage. Thus, the leverage offered by trading in derivative instruments may magnify the gains and losses experienced by the Underlying Fund and could cause the Portfolio’s net asset value to be subject to wider fluctuations than would be the case if the Underlying Fund did not use the leverage feature in derivative instruments.

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Liquidity Risk: Derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets the Underlying Fund may not be able to close out a position without incurring a loss.

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Segregation Requirements Risk: As an open-end investment company registered with the SEC, the Portfolio (and the Underlying Funds, except for select ETFs that are not investment companies) are subject to the federal securities laws, usually including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions, with respect to certain kinds of derivatives, the Underlying Funds must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other SEC-or staff-approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to “cash-settle,” the Underlying Funds must cover their open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, the Underlying Funds are permitted to set aside liquid assets in an amount equal to the Underlying Fund’s daily marked-to-market (net) obligations, if any (i.e., the daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Underlying Funds will have the ability to employ leverage to a greater extent than if the Underlying Funds were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks. The Portfolio reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

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Tracking Risk: When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent an Underlying Fund from achieving the intended hedging effect or expose the Underlying Fund to the risk of loss.

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Equity Risk:  The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities held by the Portfolio or Underlying Funds that invest in U.S. and/or foreign equity securities. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

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Growth Stock Risk:  Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

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IPO Risk: The Portfolio has not in the past and does not plan to do so, but may purchase securities of companies in initial public offerings ("IPOs"). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the Portfolio's performance depends on a variety of factors, including the number of IPOs the Portfolio invests in relative to the size of the Portfolio and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As the Portfolio's asset base increases, IPOs often have a diminished effect on the Portfolio's performance.

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Small and Medium Issuer Risk: Investments in Underlying Funds that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may trade over-the-counter or listed on an exchange and may or may not pay dividends.

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Stock Market Volatility:  Stock markets are volatile and there is a risk that the price of a security will rise or fall due to changing economic, political or market conditions, as well as company-specific factors. Consequently, the value of your investment in the Portfolio will go up and down, which means that you could lose money. The Portfolio’s investments in HBIFs may increase its exposure to stock market volatility.

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Value Stock Risk:  Value stocks involve the risk that they may never reach what the investment adviser believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the adviser misgauged that worth. They also may decline in price, even though, in theory, they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

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Fixed Income Risk:  The value of the Portfolio's investments in fixed income securities, whether held directly or through Underlying Funds, will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Portfolio. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Portfolio’s investments decreases. In addition, Underlying Funds may invest in high yield bonds sometimes referred to as “junk bonds.”  These bonds are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality fixed income securities.  Investments in foreign bond funds are subject to all the risks of fixed income, as well as risks of foreign exposure described below.

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Default Risk: Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing the Portfolio to sustain losses on those investments. A default could impact both interest and principal payments. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Portfolio, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause the Portfolio to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

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High Yield Bond Risk: Lower quality bonds, known as high yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer or guarantor may not be able to make its payments of interest and principal. If that happens, the value of the bond may decrease, and the Portfolio’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

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Prepayment Risk: Certain types of pass-through securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Other fixed income securities, such as corporate bonds, may also permit the issuer to voluntarily prepay the principal prior to its scheduled maturity date. For example, when interest rates fall, principal will generally be paid off faster, since many corporations and homeowners will refinance their debt at lower rates.

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Foreign Exposure:  Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Special risks associated with direct investments in foreign companies , or investments in ETFs that invest primarily in foreign securities include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

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Emerging Market Risk:  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

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ADR Risk:  ADRs may be purchased by the Portfolio or by Underlying Funds through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

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Issuer-Specific Risks: The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product or service, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the adviser believes is representative of its full value or that it may even go down in price.

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Management Risk:  The adviser's dependence on technical and fundamental models and judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and Underlying Funds in which the Portfolio invests may prove to be incorrect and may not produce the desired results. If the adviser’s assessment of a company’s potential is not correct, the securities in the Portfolio may decrease in value. The actively managed nature of the Portfolio increases this security selection risk. Additionally, the value of the Portfolio’s shares, like company stock prices generally, will fluctuate within a wide range. The ability of the Portfolio to meet its investment objective is directly related to the adviser’s allocation of the Portfolio’s assets using technical and fundamental models.

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Portfolio Turnover Risk: The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance. The Portfolio’s portfolio turnover is expected to be over 100% annually, as the Portfolio is actively traded.

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Tax Inefficiency: The adviser expects that most of the gains generated by the Portfolio will be categorized as short-term capital gains which will be subject to higher tax rates than long-term capital gains. Given the potential tax-inefficiency of the Portfolio, investors should consider investing through a tax-deferred account and carefully consider the tax consequences before investing.

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Short Sale Risk:  The Portfolio may sell equity securities short if the adviser believes the value of the company's stock is likely to depreciate in value. A "short" sale is a transaction in which the Portfolio sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Portfolio must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio sold the security. The Portfolio’s use of short sales involves additional investment risks and transaction costs. While short sales can be used to further the Portfolio’s investment objectives, under certain market conditions they can increase volatility of the Portfolio and may lower the Portfolio’s return or result in losses.

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Underlying Funds Risk:  The Portfolio invests in ETFs, mutual funds and closed-end investment companies. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs, mutual funds and closed-end investment companies and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses. When the Portfolio invests in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in the Portfolio may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Portfolio to lose money if the value of a security sold short by the Portfolio, or an Underlying Fund in which the Portfolio invests, does not go down as the adviser expects. Additional risks of investing in ETFs, mutual funds and closed-end investment companies, where noted, are described below:

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ETF Tracking Risk:  Investment in the Portfolio should be made with the understanding that the ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices.

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Expense Risk:  The Portfolio invests in Underlying Funds. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in ETF, mutual fund and closed-end investment company shares and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses.

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Inverse Correlation Risk:  Underlying Funds that are inverse funds should lose value as the index or security tracked by such fund’s benchmark increases in value; a result that is the opposite from traditional mutual funds. Successful use of inverse funds requires that the adviser correctly predict short term market movements. If the Portfolio invests in an inverse fund and markets rise, the Portfolio could lose money. Inverse funds may also employ leverage such that their returns are more than one times that of their benchmark.

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Leveraging Risk: The use of leverage by the Underlying Funds, such as borrowing money to purchase securities, engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, will magnify the Underlying Fund's gains or losses. During periods in which an Underlying Fund is utilizing financial leverage, the fees which are payable to its adviser as a percentage of the Underlying Fund's assets may be higher than if the Underlying Fund did not use leverage, because the fees are calculated as a percentage of the Underlying Fund's assets, including those purchased with leveraging.

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Management Risk:  When the Portfolio invests in Underlying Funds there is a risk that the investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Portfolio.

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Net Asset Value and Market Price Risk:  The market value of the ETF and closed-end shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to net asset value.

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Mutual Fund Risk:  The strategy of investing in Underlying Funds that are mutual funds (which includes most ETFs) could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes you pay. In addition, certain prohibitions on the acquisition of mutual fund shares by the Portfolio may prevent the Portfolio from allocating its investments in the manner the adviser considers optimal. The Portfolio intends to purchase mutual funds that are either no-load or waive the sales load for purchases made by the Portfolio. The Portfolio will not purchase mutual funds that charge a sales load upon redemption, but the Portfolio may purchase mutual funds that have an early redemption fee similar to the Portfolio’s. In the event that a mutual fund charges a redemption fee, then you will indirectly bear the expense by investing in the Portfolio. Mutual funds whose shares are purchased by the Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the mutual fund's outstanding shares during any period of less than 30 days. Shares held by the Portfolio in excess of 1% of a mutual fund's outstanding shares therefore, may be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Portfolio's total assets. This liquidity risk is reduced, however, as many of the mutual funds in which the Portfolio may invest have a policy of not taking advantage of this 1% threshold and, in fact, go so far as to encourage frequent purchases and redemptions of any size. In addition, certain mutual funds have exemptive orders in place that allow the Portfolio to own up to 25% of the assets of said fund. When the Portfolio focuses its investments in certain mutual funds, the Portfolio’s portfolio will have a risk profile for such investments that will correspond to that of such mutual funds and Management Risk, described above, increases proportionately.

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Strategies Risk:  Each Underlying Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities.

Temporary Investments:  In response to market, economic, political or other conditions, the adviser may invest strategically and for defensive purposes to reduce risk. The Portfolio may remain in defensive positions for extended periods of time based on the adviser’s assessment of market conditions. With respect to the fundamental models, the Portfolio may on occasion establish short positions through short sales in equity securities when the adviser anticipates a decline in the market price of a security. With respect to the technical models, the Portfolio may invest in inverse funds when the market is expected to fall. Inverse index funds seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. For example, if a fund’s current benchmark is 100% of the inverse of the Russell 2000 Index and that fund meets its objective, the value of that fund will tend to increase on a daily basis when the value of the underlying index decreases (if the Russell 2000 Index goes down 5% then the fund’s value should go up 5%). When the value of the underlying index increases, the value of that fund’s shares tend to decrease on a daily basis (if the Russell 2000 Index goes up 5% then the fund’s value should go down 5%). Inverse funds are expected to be used very infrequently in only the strongest down-trending markets. Both the technical and fundamental proprietary models include risk-adjustment factors and the percentage of the Portfolio’s total assets invested in the models will fluctuate depending upon how the models identify the current market risk relative to reward. When the market risk is deemed high, a substantial position (up to 100%) may be invested in money market funds, cash or cash equivalents and can be invested in these instruments for extended periods. Furthermore, to the extent that the Portfolio invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Portfolio pays its pro-rata portion of such money market funds’ advisory fees and operational fees. Generally, temporary investments could affect the Portfolio's performance and its ability to achieve its investment objectives.

Portfolio Holdings Disclosure:  A description of the Portfolio's policies regarding the release of portfolio holdings information is available in the Portfolio's Statement of Additional Information.

MANAGEMENT

Investment Adviser:  Critical Math Advisors, LLC, located at 3840 Quakerbridge Road, Suite 130, Hamilton, NJ 08619, serves as investment adviser to the Portfolio. Subject to the authority of the Portfolio's Board of Trustees, the adviser is responsible for management of the Portfolio's investment portfolio. The adviser is responsible for selecting the Portfolio's investments according to the Portfolio's investment objective, policies and restrictions. The adviser was established in 2006.  As of January 1, 2012, the adviser and its affiliated advisory firms had total assets under management of approximately $80 million.

For the fiscal year ended December 31, 2011, the adviser received annual advisory fees of $ 328,068, which was equal to 1.00% of the Portfolio's average daily net assets.  A discussion regarding the basis for the Board of Trustees’ renewal of the advisory agreement is available in the Portfolio's annual shareholder report dated December 31, 2011.

The adviser has contractually agreed to waive all or part of its management fees and/or to make payments to limit Portfolio expenses, other than extraordinary or non-recurring expenses, at least until April 30, 2013 , so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) of the Portfolio do not exceed 2.49% of average daily net assets. Waivers and expense payments may be recouped by the adviser from the Portfolio, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or recouped. Fee waiver and reimbursement arrangements can decrease the Portfolio’s expenses and thereby increase its net performance to shareholders.

In addition to investment advisory fees, the Portfolio pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings.

Investment Adviser Portfolio Managers:  Lewis Arno and Derek Bilcik are jointly and primarily responsible for the day-to-day management of the Portfolio and have been managing the Portfolio since its inception and have worked together under the supervision of various brokerage firms for over fifteen years.

Lewis Arno

Mr. Lewis Arno currently holds the titles of President, Managing Member and Investment Adviser Representative with the adviser, which he has held since 2006. Mr. Arno is responsible for the creation and ongoing maintenance of the adviser’s trading models. Mr. Arno is also the President of Financial Planning Analysts, Inc., a position he has held since May 1981, through which life insurance business is placed. He is also a Registered Representative of The Investment Center, Inc., a registered broker dealer, a position he has held since June 2007. Mr. Arno previously served as a Registered Representative for the following broker dealers: Brookstreet Securities Corporation (December 2006 to June 2007), Northern Lights Distributors, LLC (February 2006 to November 2006) and Summit Equities, Inc. (July 1987 to February 2006). Mr. Arno had also served as an Investment Adviser Representative while he was with Summit Equities, Inc., an investment adviser and broker-dealer firm. Mr. Arno began his career in financial services in 1967, serving as an investment adviser. Mr. Arno started his financial planning business in 1974. In 1986, in addition to advanced estate planning, he began concentrating on money management, developing proprietary investment models and strategies designed to provide risk-averse returns. In 2003, Roger Schreiner’s Select Advisors, BTS Asset Management, Standard and Poor’s Investment Advisory LLC, and Rydex Global Advisors selected him as one of the top ten managers in the country.

Derek Bilcik

Mr. Derek Bilcik has worked with Mr. Arno since 1996 and currently holds the title of Senior Vice President and Chief Compliance Officer with the adviser, which he has held since 2006. Mr. Bilcik also currently holds the title of Investment Adviser Representative with the adviser, which he has held since 2007. Mr. Bilcik is responsible for system modeling and trading. Mr. Bilcik is also an Associate of Financial Planning Analysts, Inc., a position he has held since February 1996, serving a support role for an insurance agent. He is also a Registered Representative of The Investment Center, Inc., a registered broker dealer, a position he has held since June 2007, serving as branch manager. From December 2006 to June 2007, Mr. Bilcik was a Registered Representative of Brookstreet Securities Corp., a registered broker-dealer. From February 1996 to December 2006, Mr. Bilcik served as an Associate of Summit Marketing, Inc., a firm that provided support services to Summit Equities, Inc. Prior to joining Mr. Arno, Mr. Bilcik worked for an investment firm and hedge fund manager, Caxton Associates L.P. Mr. Bilcik received his B.S. in Finance from Rutgers University in 1993.

The Portfolio's Statement of Additional Information provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Portfolio.

HOW SHARES ARE PRICED

The public offering price and Net Asset Value ("NAV") of Portfolio shares are determined at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. NAV is computed by determining the aggregate market value of all assets of the Portfolio less its liabilities divided by the total number of the Portfolio's shares outstanding. ((Asset minus liabilities)/number of shares=NAV). The NYSE is closed on weekends and most national holidays. The NAV takes into account the expenses and fees of the Portfolio, including investment advisory, administration, and distribution fees, which are accrued daily. The determination of NAV of the Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange. Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Board, and evaluated by the Board quarterly as to the reliability of the fair value method used. In these cases, the Portfolio's NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Portfolio may use independent pricing services to assist in calculating the value of the Portfolio’s securities. Although not part of the adviser’s principal investment strategy, since the Portfolio may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s portfolio may change on days when you may not be able to buy or sell Portfolio shares. In computing the NAV of the Portfolio, the adviser values foreign securities held by the Portfolio at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the portfolio occur before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Portfolio calculates its NAV, the adviser may need to price the security using the Portfolio’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolio's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio's NAV by short-term traders.

With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act (mutual funds), the Portfolio’s net asset value is calculated based upon the net asset values of the mutual funds in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this prospectus, shares of the Portfolio are intended to be sold to certain separate accounts of participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the Portfolio. The Portfolio does not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolio is open for business.

When Order is Processed

Shares of the Portfolio are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the participating life insurance companies, or qualified pension or retirement plan, in proper form. All requests received in good order by the participating life insurance companies, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day. The insurance company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to the Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolio, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

The Portfolio has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio’s intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolio are offered only to the separate accounts of the participating life insurance companies and their affiliates. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If the Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose “diversification” requirements on the Portfolio. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the Investment Company Act of 1940. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by “safe harbor” rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance companies and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisers.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

FREQUENT PURCHASES AND REDEMPTION OF PORTFOLIO SHARES

The Portfolio discourages and does not accommodate market timing. Frequent trading into and out of the Portfolio can harm all Portfolio shareholders by disrupting the Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. If the Portfolio invests in Underlying Funds that hold foreign securities, it is at greater risk of market timing because the Underlying Fund holding foreign securities may, itself, be subject to time zone market timing because of differences between hours of trading between U.S. and foreign exchanges. The Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Portfolio's Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolio nor the adviser will be liable for any losses resulting from rejected purchase or exchange orders. The adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the Portfolio.

Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, the Portfolio is not able to identify market timing transactions by individual variable insurance contract holders. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies. The Portfolio has entered into an information sharing agreement with the insurance company that uses the Portfolio as an underlying investment vehicle for its separate accounts. Under this agreement, the insurance company is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolio; (ii) furnish the Portfolio, upon its request, with information regarding contract or policy holder trading activities in shares of the Portfolio, and (iii) enforce its market timing policy with respect to contract or policy holders identified by the Portfolio as having engaged in market timing.

The Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved. When information regarding transactions in the Portfolio’s shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an “indirect intermediary”), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if  directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy older or any other persons.  The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio’s ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Portfolio’s difficulty in deterring such market timing activities. Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

Distributor:  Northern Lights Distributors, LLC, 4020 South 147th Street, Omaha, Nebraska 68137, is the distributor for the shares of the Portfolio. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Shares of the Portfolio are offered on a continuous basis.

Distribution Fees:  The Portfolio has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act with respect to the sale and distribution of shares of the Portfolio. Shareholders of the Portfolio pay annual 12b-1 expenses of up to 1.00%. Currently, the Board has authorized the Portfolio to pay up to 0.50%. Shareholders will receive advance written notice of any increase. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

The Portfolio’s distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Portfolio shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries:  The Portfolio's distributor, its affiliates, and the Portfolio's adviser may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Portfolio. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Portfolio on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders. The distributor may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding:  To reduce expenses, we mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolio at 1-866-263-9260 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Portfolio is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

The participating insurance company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Trust may consist of more than one portfolio. Each portfolio will vote separately on matters relating solely to that portfolio or which affects that portfolio differently. However, all shareholders will have equal voting rights on matters that affect all portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change a Portfolio’s fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one third of the outstanding shares of the Trust constitute a quorum (or one third of a portfolio or class if the matter relates only to the portfolio or class).

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information for the Portfolio has been derived from the financial statements audited by BBD, LLP, whose report, along with the Portfolio's financial statements, are included in the Portfolio's December 31, 201 1 annual report, which is available upon request.

	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Period Ended December 31, 2007 (1)
Net asset value, beginning of period	$11.19	$9.55	$7.91	$9.69	$10.00
Activity from investment operations:
Net investment income (loss) (2,3)	0.06	(0.05)	(0.01)	(0.07)	0.04
Net realized and unrealized gain (loss) on investments	(0.47)	1.69	1.65	(1.67)	(0.35)
Total from investment operations	(0.41)	1.64	1.64	(1.74)	(0.31)
Less distributions from:
Net Investment Income	-	-	-	(0.04)	-
Net asset value, end of period	$10.78	$11.19	$9.55	$7.91	$9.69
Total return (4)	(3.66)%	17.17%	20.73%	(17.99%)	(3.10%)
Net assets, end of period (000s)	$36,816	$24,826	$14,987	$13,525	$16,409
Ratio of gross expenses to average net assets (6,7)	1.92%	2.15%	2.40%	2.41%	2.42%	(8)
Ratio of net expenses to average net assets (6)	1.91%	2.12%	2.39%	2.38%	2.40%	(8)
Ratio of net investment income (loss) to average net assets(3,6)	0.51%	(0.48)%	(0.16%)	(0.77%)	0.59%	(8)
Portfolio Turnover Rate	243%	208%	203%	700%	342%	(5)

1)

Adaptive Allocation Portfolio commenced operations on May 22, 2007.

2)

Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

3)

Recognition of net investment income by the Portfolio is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Portfolio invests.

4)

Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

5)

Not annualized.

6)

The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

7)

Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and affiliates.

8)

Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-402-493-4603

What we do :
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates' everyday business purposes – information about your creditworthiness.

• affiliates from using your information to market to you.

• sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market ..

ADAPTIVE ALLOCATION PORTFOLIO

Adviser	Critical Math Advisors, LLC 3840 Quakerbridge Road, Suite 130 Hamilton, NJ 08619	Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, NE 68137
Custodian	First National Bank of Omaha 1620 Dodge Street Omaha, NE 68197	Legal Counsel	Thompson Hine, LLP 41 South High Street, 17th Floor Columbus, OH 43215
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137	Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103

Additional information about the Portfolio is included in the Portfolio's Statement of Additional Information dated May 1, 201 2 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Trust’s policies and management. Additional information about the Portfolio’s investments will also be available in the Portfolio's Annual and Semi-Annual Reports to Shareholders. In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Portfolio, or to make shareholder inquiries about the Portfolio, please call 1-866-263-9260 or visit www.unusualfund.com. You may also write to:

Adaptive Allocation Portfolio

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Portfolio’s information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File # 811-21853

CHANGING PARAMETERS PORTFOLIO

PROSPECTUS

MAY 1, 2012

1-866-618-3456

Advised by:

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, California 94025

(650) 327-7705

This Prospectus provides important information about the Portfolio that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIO SUMMARY
Investment Objective
Fees and Expenses of the Portfolio
Principal Investment Strategies
Principal Investment Risks
Performance
Investment Adviser
Portfolio Managers
Purchase and Sale of Portfolio Shares
Tax Information
Payments to Broker-Dealers and Other Financial Intermediaries
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
General Information about the Portfolio/Adviser
Investment Objective
Principal Investment Strategies
Principal Investment Risks
Temporary Investments
Portfolio Holdings Disclosure
MANAGEMENT
Investment Adviser
Portfolio Managers
HOW SHARES ARE PRICED
HOW TO PURCHASE AND REDEEM SHARES
When Order is Processed
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES
TAX CONSEQUENCES
DIVIDENDS AND DISTRIBUTIONS
DISTRIBUTION OF SHARES
Distribution Fees
Additional Compensation to Financial Intermediaries
Householding
VOTING AND MEETINGS
FINANCIAL HIGHLIGHTS
Privacy Notice

PORTFOLIO SUMMARY

Investment Objective:  The Portfolio’s investment objective is total return.

Fees and Expenses of the Portfolio:  The following table describes the annual operating expenses that you indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%
Distribution and Service (12b-1) Fees	0.45%
Other Expenses	0.96%
Acquired Fund Fees and Expenses(1)	0.51%
Total Annual Portfolio Operating Expenses	3.42%
Fee Waiver and/or Reimbursement(2)	(0.66)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	2.76%

(1)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.

(2)

The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2013 such that the Total Annual Operating Expenses after Fee Waiver (exclusive of any taxes, interest, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) do not exceed 2.25% of the Portfolio’s average net assets.  This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 279	$ 990	$ 1,723	$ 3,659

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 390% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity securities (which may include common stocks, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds ("ETFs")), futures contracts, options on futures contracts and U.S. Treasury instruments. The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield "junk" bonds). The Portfolio defines high yield junk bonds as those rated below Baa3 by Moody's Investors Service or below BBB- by Standard and Poor's Rating Group, or if unrated, determined by the adviser to be of similar quality. The ETFs and other investment companies are referred to as “Underlying Funds” in this Prospectus.

In general, the Portfolio’s investments in equity securities, futures contracts, options on futures contracts and high yield bonds are intended to achieve the capital appreciation component, and the Portfolio’s investments in money market instruments, fixed income securities (including high yield bonds) and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Portfolio's total return objective. The Portfolio typically invests in U.S. Treasuries with maturities of any duration, or their derivatives, and the Portfolio's allocation of its investments between the equity and fixed income market segments may vary without limitation. The Portfolio may sell securities short and establish short positions in derivatives for both investment and hedging purposes.

The Portfolio will invest in specific market segments when the adviser’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments. The Portfolio will sell interests or reduce its investment exposure among specific market segments when the adviser’s models indicate that investments in such markets are likely to underperform. The Portfolio sells short securities that the adviser believes are overvalued or to hedge all or a portion of the Portfolio's portfolio. The Portfolio covers (buys back) these securities when the adviser believes they have reached their target price or the adviser's proprietary investment models indicate that hedging is no longer needed. The Portfolio’s adviser may engage in frequent buying and selling of portfolio securities to achieve the Portfolio’s investment objective.

Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Portfolio’s assets in order to produce a return that approximates the return of the underlying bond or stock index. This effect is referred to as “leverage.”  The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

•

Derivatives Risk. Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance. Derivatives are also subject to credit risk and liquidity risk.

•

Fixed Income Risk.  When the Portfolio invests in fixed income securities directly or indirectly by investing in Underlying Funds that invest primarily in fixed income securities, the value of the Portfolio will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Portfolio invests will also harm performance.

•

High-Yield Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

•

Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

•

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, will magnify the Portfolio's gains or losses.

•

Management Risk.  The adviser's judgments about the potential appreciation of a particular security or instrument in which the Portfolio invests may prove to be incorrect.

•

Non-Diversification Risk. The Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

•

Short Sale Risk. Positions in shorted securities are often speculative and riskier than "long" positions (purchases). Unlike long positions, losses on short positions are potentially unlimited.

•

Stock Market Risk.  Stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•

Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs.

•

Underlying Fund Risk.  Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indexes. The bar chart shows performance of the Portfolio for each full calendar year since the Portfolio's inception. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-618-3456.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	3rd Quarter 2009	2.84%
Worst Quarter:	4th Quarter 2009	(6.64)%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 201 1 )

	One Year	Since Inception of the Portfolio (1)

Return before taxes	(0.72)%	(2.66)%
Russell 2000 Index(2)	(4.18)%	(1.31)%
NASDAQ 100 Index(2)	(1.80)%	(1.24)%
Barclay’s Long Treasury Index(2)	29.93%	11.89%

(1)

The inception date of the Portfolio is October 2, 2007.

(2)

The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.  The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”). The Barclay’s Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark. Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions. Unlike the Portfolio’s returns, however, the indices do not reflect any fees or expenses.

Investment Adviser:  Changing Parameters, LLC is the Portfolio’s investment adviser.

Portfolio Managers:  Howard Smith, President of the adviser and Robert Levenson, Consultant at the adviser, are each co-portfolio managers. Each portfolio manager has served the Portfolio in his respective capacity since it commenced operations in October 2007. Both portfolio managers are jointly and primarily responsible for the day-to-day management of the Portfolio.

Purchase and Sale of Portfolio Shares:  Shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance company, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. You may purchase and redeem shares of the Portfolio on any day that the New York Stock Exchange is open.

Tax Information: It is the Portfolio’s intention to distribute all income and gains. Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolio/Adviser. This Prospectus describes the Changing Parameters Portfolio (the “Portfolio”), a series of Northern Lights Variable Trust, a Delaware statutory trust (the “Trust”). The Portfolio is an investment vehicle for variable annuity contracts offered by an insurance company. The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain unregistered separate accounts. Shares of the Portfolio are offered only to the participating insurance company and its separate accounts to fund the benefits of variable annuity contracts, and to qualified pension and retirement plans and unregistered separate accounts. Shares are not offered to the general public.

This Prospectus includes important information about the Portfolio that you should know before investing. You should read this Prospectus and keep it for future reference. You should also read the separate account prospectus for the variable annuity contract that you want to purchase. That prospectus contains information about the contract, the separate accounts and expenses related to purchasing a variable annuity contract. You should also read your retirement plan documents for expense information if you invest in the Portfolio through your retirement plan.

The Portfolio’s name refers to the investment process used by the adviser, Changing Parameters LLC (the “Adviser”), to select securities. The Adviser actively manages the Portfolio by allocating its holdings among equity and fixed income securities and their various segments based on its technical, quantitative and momentum analysis of the changing parameters in the market.

Although the Portfolio has the same or similar investment objectives and strategies as a similarly named publicly available fund advised by the Adviser, the Portfolio:

•

Is not the same as the publicly available fund;

•

May be smaller than the publicly available fund; and

•

Has different performance, fees and expenses than the publicly available fund.

Investment Objective:  The Portfolio's investment objective is total return. The Portfolio's investment objective may be changed by the Portfolio’s Board of Trustees upon 60 days written notice to shareholders.

Principal Investment Strategies:  The Portfolio seeks to achieve its investment objective by investing primarily in a combination of long and short positions in equity securities (which may include common stocks, preferred stocks, shares of open-end and closed-end investment companies and exchange-traded funds ("ETFs")), futures contracts, options on futures contracts and U.S. Treasury instruments. The open-end and closed-end investment companies may include those that invest in equity and fixed income securities (including lower rated, high yield "junk" bonds). The Portfolio defines high yield junk bonds as those rated below Baa3 by Moody's Investors Service or below BBB- by Standard and Poor's Rating Group, or if unrated, determined by the Adviser to be of similar quality. The ETFs and other investment companies are referred to as “Underlying Funds” in this Prospectus. An ETF is typically a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes, but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

In general, the Portfolio’s investments in equity securities, futures contracts, options on futures contracts and high yield bonds are intended to achieve the capital appreciation component, and the Portfolio’s investments in fixed income securities (including high yield bonds), money market instruments, and to a lesser extent U.S. Treasuries, are intended to achieve the income component of the Portfolio's total return objective. The Portfolio typically invests in U.S. Treasuries with maturities of any duration, or their derivatives, and the Portfolio's allocation of its investments between the equity and fixed income market segments may vary without limitation. The Portfolio may sell securities short and establish short positions in derivatives for both investment and hedging purposes.

The Adviser uses technical, quantitative and momentum analysis to assess trends and current investment opportunities across the securities markets generally and to allocate the Portfolio's investment portfolio between the equity and fixed income markets, and among various market segments within the equity and fixed income markets. Technical analysis is the study of an index’s or a security's past prices and trading volumes for the purpose of forecasting price trends. Quantitative methods compute price trends, such as moving average price, and statistical measures, such as standard deviation, to use as predictive tools. Momentum measures use many of these same tools to measure the speed of price changes as a leading indicator of trends. The Portfolio will invest in specific market segments when the Adviser’s proprietary investment models indicate a high probability that the applicable investments in such chosen market segments are likely to outperform investments in other market segments. The Portfolio will sell interests or reduce its investment exposure among specific market segments when the Adviser’s models indicate that investments in such markets are likely to underperform. The Portfolio is actively managed and the Adviser anticipates that the Portfolio will continue to have a high portfolio turnover rate.

The Portfolio may use derivatives to hedge risks inherent in its portfolio, to enhance the potential return of the Portfolio’s portfolio, to diversify the Portfolio’s portfolio, as a substitute for taking a position in an underlying debt or equity security, or to reduce transaction costs associated with managing the Portfolio’s portfolio. Derivatives that the Portfolio may use include futures contracts and options on securities, securities indexes and futures contracts. Investing in futures contracts or options on such futures contracts requires an investment of only a small portion of the Portfolio’s assets in order to produce a return that approximates the return of the underlying U.S. government bond or stock index. This effect is referred to as “leverage.”  In addition, the Adviser will invest in futures and options (including options on futures) to pursue the Portfolio’s investment strategy and in an attempt to manage volatility and risk. The Portfolio may also invest in a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers at a discounted brokerage rate).

The Portfolio may use options as part of its investment program. However, generally the Portfolio will not invest more than 5% of its assets in option contracts. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.

The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks:

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Derivatives Risk. Derivative securities are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for investment or hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include futures and options on futures) may give rise to leverage risk, and can have a significant impact on the Portfolio's exposure to securities markets values and interest rates. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Portfolio may not be able to sell the security or otherwise exit the contract in a timely manner).

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Futures Risk. The Portfolio’s use of futures contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk; (ii) correlation or tracking risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Portfolio may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

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Options Risk. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

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Fixed Income Risk.  When the Portfolio invests in fixed income securities or Underlying Funds that invest primarily in fixed income securities, the value of your investment in the Portfolio will fluctuate with changes in interest rates. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension risk, illiquid securities risk, foreign securities risk, prepayment risk and investment-grade securities risk. These risks could affect the value of a particular investment by the Portfolio, possibly causing the Portfolio’s share price and total return to be reduced and fluctuate more than other types of investments.

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High-Yield Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Portfolio’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds (liquidity risk). Such securities may also include "Rule 144A" securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

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Issuer-Specific Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller sized issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Leveraging Risk. Using derivatives to increase the Portfolio’s combined long and short exposure creates leverage, which can amplify the effects of market volatility on the Portfolio’s share price and make the Portfolio’s returns more volatile. Selling securities short will also create leverage. The use of leverage may cause the Portfolio to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Portfolio to have higher expenses (especially interest and dividend expenses) than those of mutual funds that do not use such techniques.

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Management Risk.  The Adviser's judgments about the attractiveness, value and potential appreciation of a particular security, derivative or asset in which the Portfolio invests or sells short may prove to be incorrect and may not produce the desired results.

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Non-Diversification Risk. The Portfolio is a non-diversified investment company, which means that more of the Portfolio’s assets may be invested in the securities of a single issuer than could be invested in the securities of a single issuer by a diversified investment company. This may make the value of the Portfolio’s shares more susceptible to certain risks than shares of a diversified investment company. As a non-diversified fund, the Portfolio has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

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Short Sale Risk. The Portfolio engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are often speculative and riskier than "long" positions (purchases). You should be aware that any strategy that includes selling securities short could suffer significant losses. Unlike long positions, losses on short positions are potentially unlimited.  Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Portfolio’s return, and may result in higher taxes.

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Stock Market Risk.  Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Portfolio’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Portfolio’s investments will underperform either the securities markets generally or particular segments of the securities markets.

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Turnover Risk.  A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Portfolio’s return, unless the securities traded can be bought and sold without corresponding commission costs. The Portfolio’s portfolio turnover rate is expected to be above 500% annually.

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Underlying Fund Risk. The Portfolio may invest in Underlying Funds. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Portfolio’s direct fees and expenses. Additional risks of investing in Underlying Funds are described below:

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Underlying Fund Strategies.  Each Underlying Fund is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include equity risk, liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with fixed income securities, real estate investments, and commodities.

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Tracking Risk.  Investment in the Portfolio should be made with the understanding that the index-tracking Underlying Funds in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Underlying Funds in which the Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the Underlying Funds may, from time to time, temporarily be unavailable, which may further impede the Underlying Funds’ ability to track their applicable indices.

Temporary Investments:  To respond to adverse market, economic, political or other conditions, the Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. The Portfolio may be invested in these instruments for extended periods, depending on the Adviser's assessment of market conditions. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro rata portion of such money market funds’ advisory and operational fees. The Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure:  A description of the Portfolio's policies regarding the release of portfolio holdings information is available in the Portfolio's Statement of Additional Information. Shareholders may request portfolio holdings schedules at no charge by calling 1-866-618-3456.

MANAGEMENT

Investment Adviser: Changing Parameters, LLC, located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025, serves as investment adviser to the Portfolio. As compensation for its services, the Adviser is entitled to receive an annual fee, paid monthly, equal to 1.50% of the average net assets of the Portfolio. For the fiscal year ended December 31, 2011, the Portfolio paid investment advisory fees to the Adviser at an annual rate of 0.84% of the average daily net assets of the Portfolio.

Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Portfolio's investment portfolio. The Adviser is responsible for selecting the Portfolio's investments according to the Portfolio's investment objective, policies and restrictions. The Adviser was established in 2004. As of December 31, 2011, the Adviser managed approximately $128 million in mutual funds, and separate accounts that invest in variable annuities and flexible premium variable life insurance policies. A discussion regarding the basis for the Board of Trustees’ renewal of the Portfolio’s Advisory Agreement is available in the Portfolio's Annual Report to Shareholders dated December 31, 2011.

The Adviser has contractually agreed to waive all or part of its management fees and/or to make payments to limit Portfolio expenses, other than extraordinary or non-recurring expenses, at least until April 30, 2013, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) of the Portfolio do not exceed 2.25%. Waivers and expense payments may be recouped by the Adviser from the Portfolio, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or recouped. Fee waiver and reimbursement arrangements can decrease the Portfolio’s expenses and boost its performance.

In addition to investment advisory fees, the Portfolio pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing Prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings.

Portfolio Managers:

Howard Smith and Robert Levenson are jointly and primarily responsible for the day-to-day management of the Portfolio and have been managing the Portfolio since its inception.

Howard Smith

Mr. Smith has served as President of the Adviser since it was founded in 2004, and the COO of Value Monitoring, Inc., an investment advisory firm, since 1990. He has been a registered representative of Ceros Financial Services, Inc., a broker-dealer, since 2009, and was formerly a registered representative of Rydex Distributors, Inc. from 2004 to 2009 and United Planners' Financial Services of America from 1999 to 2004.

Robert Levenson

Mr. Levenson has served as consultant to the Adviser since it was founded in 2004, and the President of Value Monitoring, Inc., since 1988. He is the manager with Performance Analysis Inc., a C Corporation. He was a registered representative of Rydex Distributors, Inc., a broker-dealer, from 2004 to 2007, and was a registered representative of United Planners' Financial Services of America from 1999 to 2004.

The Portfolio's Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Portfolio.

HOW SHARES ARE PRICED

The public offering price and net asset value ("NAV") of Portfolio shares are determined at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. NAV is computed by determining the aggregate market value of all assets of the Portfolio less its liabilities divided by the total number of the Portfolio's shares outstanding ((asset-liabilities)/number of shares=NAV). The NYSE is closed on weekends and most national holidays. The NAV takes into account the expenses and fees of the Portfolio, including investment advisory, administration, and distribution fees, which are accrued daily. The determination of NAV of the Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange. Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser or sub-adviser in accordance with procedures approved by the Board, and evaluated by the Board quarterly as to the reliability of the fair value method used. In these cases, the Portfolio’s NAV will reflect certain portfolio securities' fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Portfolio may use independent pricing services to assist in calculating the value of the Portfolio’s securities. Although not part of the Adviser’s principal investment strategy, since the Portfolio may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s portfolio may change on days when you may not be able to buy or sell Portfolio shares. In computing the NAV of the Portfolio, the Adviser values foreign securities held by the Portfolio at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Portfolio’s portfolio occur before the Portfolio prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Portfolio calculates its NAV, the Adviser or sub-adviser may need to price the security using the Portfolio’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio's NAV by short-term traders.

With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Portfolio’s net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this Prospectus, shares of the Portfolio are intended to be sold to certain separate accounts of the participating life insurance company, as well as qualified pension and retirement plans and certain unregistered separate accounts. You and other purchasers of variable annuity contracts will not own shares of the Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in the Portfolio are credited to the shareholder’s account in the form of full or fractional shares of the Portfolio. The Portfolio does not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolio is open for business.

When Order is Processed

Shares of the Portfolio are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the policies or annuity contracts. These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the participating life insurance company, or qualified pension or retirement plan, in proper form. All requests received in good order by the participating life insurance company, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day. Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day. The insurance company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to the Portfolio.

The USA PATRIOT Act requires financial institutions, including the Portfolio, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address. This information will assist them in verifying your identity. As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES

The Portfolio discourages and does not accommodate market timing. Frequent trading into and out of the Portfolio can harm all Portfolio shareholders by disrupting the Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Portfolio is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Portfolio's Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Portfolio reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Portfolio nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the Portfolio.

Because purchase and sale transactions are submitted to the Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, the Portfolio is not able to identify market timing transactions by individual variable insurance contract holders. Short of rejecting all transactions made by a separate account, the Portfolio lacks the ability to reject individual short-term trading transactions. The Portfolio, therefore, has to rely upon the insurance company to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies. The Portfolio has entered into an information sharing agreement with the insurance company that uses the Portfolio as an underlying investment vehicle for its separate accounts. Under this agreement, the insurance company is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolio; (ii) furnish the Portfolio, upon its request, with information regarding contract or policy holder trading activities in shares of the Portfolio, and (iii) enforce its market timing policy with respect to contract or policy holders identified by the Portfolio as having engaged in market timing.

T he Portfolio will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved. When information regarding transactions in the Portfolio’s shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an “indirect intermediary”), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if  directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolio on behalf of the contract or policy older or any other persons.  The Portfolio will seek to apply these policies as uniformly as practicable. It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolio will be able to do so. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner. Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options. The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolio and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio’s ability to deter market timing. Multiple tiers of such financial intermediaries may further compound the Portfolio’s difficulty in deterring such market timing activities. Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

TAX CONSEQUENCES

The Portfolio has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio’s intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Shares of the Portfolio are offered only to the separate accounts of the participating life insurance company and its affiliates. Separate accounts are insurance company separate accounts that fund the annuity contracts. Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts. In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolio, must meet certain diversification requirements. If the Portfolio does not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts. The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose “diversification” requirements on the Portfolio. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the Investment Company Act of 1940. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by “safe harbor” rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the annuity contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisers.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account to receive some or all of the dividends in cash. Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

DISTRIBUTION OF SHARES

Distribution Fees:  The Portfolio has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act with respect to the sale and distribution of shares of the Portfolio. Under the Plan, the Portfolio may pay 0.50% per year of its average daily net assets for such distribution and shareholder service activities. As of the date of this Prospectus and until further notice, the Trustees have authorized only up to 0.45% per year of its average daily net assets for such distribution and shareholder services activities under the Plan. Because these distribution and shareholder service fees are paid out of the Portfolio's assets on an ongoing basis, the fees may, over time, increase the cost of investing in the Portfolio and cost investors more than other types of sales charges.

Third parties may be paid under the Plan for services provided and the expenses borne in the distribution of Portfolio shares, including the payment of incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of Prospectuses and reports used in connection with the offering of the Portfolio’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, these third parties may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries:  The Portfolio's adviser may, at its own expense and out of its own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Portfolio. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Portfolio on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Portfolio shareholders. The adviser may, from time to time, provide promotional incentives, including reallowance and/or payment of up to the entire sales charge, to certain investment firms. Such incentives may, at the adviser’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional commissions.

Householding:  To reduce expenses, we mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolio at 1-866-618-3456 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Portfolio is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

The participating insurance company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders. The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal). To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter. The Trust may consist of more than one portfolio. Each portfolio will vote separately on matters relating solely to that portfolio or which affects that portfolio differently. However, all shareholders will have equal voting rights on matters that affect all portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Trust does not hold annual meetings of shareholders but may hold special meetings. Special meetings are held, for example, to elect or remove Trustees, change a Portfolio’s fundamental investment policies, or approve an investment advisory contract. Unless required otherwise by applicable laws, one third of the outstanding shares of the Trust constitute a quorum (or one third of a portfolio or class if the matter relates only to the portfolio or class).

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment if all dividends and distributions). This information for the Portfolio has been derived from the financial statements audited by BBD, LLP, whose report, along with the Portfolio's financial statements, are included in the Portfolio's December 31, 2011 annual report, which is available upon request.

	For the year ended December 31, 2011	For the year ended December 31, 2010	For the year ended December 31, 2009	For the year ended December 31, 2008	October 2, 2007* through December 31, 2007

Net Asset Value, Beginning of Period	$8.85	$ 9.14	$9.76	$10.11	$10.00

Increase (Decrease) From Operations:
Net investment income (loss) (a)	0.17	0.10	(0.18)	(0.01)	0.05

Net realized and unrealized gain (loss) on investments	(0.23)	(0.36)	(0.44)	(0.23)	0.06
Total from operations	(0.06)	(0.26)	(0.62)	(0.24)	0.11

Less Distributions:
From net investment income	(0.10)	-	-	(0.04)	-
From net realized gains on investments	-	(0.03)	-	(0.07)	-
Total Distributions	(0.10)	(0.03)	-	(0.11)	-

Net Asset Value, End of Period	$8.69	$8.85	$9.14	$9.76	$10.11

Total Return (b)	(0.72)%	(2.82)%	(6.35)%	(2.38)%	1.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$13,771	$13,932	$8,135	$8,873	$ 8,130
Ratio of expenses to average net assets:
Before expense reimbursement (e)	2.91%	2.95%	3.14%	3.21%	4.88%	(c)
Net of expense reimbursement (e)	2.25%	2.25%	2.25%	2.25%	2.25%	(c)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement (e,f)	1.23%	0.45%	(2.81)%	(1.06)%	(0.75)%	(c)
Net of expense reimbursement (e,f)	1.89%	1.15%	(1.92)%	(0.10)%	1.88%	(c)
Portfolio turnover rate	390%	521%	1,611%	1,028%	0%	(d)

(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.     Total returns for periods less than one year are not annualized.

(c) Annualized

(d)  Not annualized.

(e) Does not reflect the expenses of the underlying investor funds in which the Portfolio invests.

(f) Timing of net investment income is affected by the timing of the distributions of the underlying investor funds.

*Commencement of Operations

PRIVACY NOTICE

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-402-493-4603

What we do :
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates' everyday business purposes – information about your creditworthiness.

• affiliates from using your information to market to you.

• sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market ..

CHANGING PARAMETERS PORTFOLIO

Adviser	Changing Parameters, LLC 250 Oak Grove Avenue, Suite A Menlo Park, CA 94025	Legal Counsel	Thompson Hine, LLP 41 South High Street, 17th Floor Columbus, OH 43215
Custodian	The Bank of New York Mellon One Wall Street New York, NY 10286	Independent Registered Public Accounting Firm	BBD, LLP 1835 Market Street, 26th Floor Philadelphia, PA 19103
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137

Additional information about the Portfolio is included in the Portfolio's Statement of Additional Information dated May 1, 201 2 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Trust’s policies and management. Additional information about the Portfolio’s investments will also be available in the Portfolio's Annual and Semi-Annual Reports to Shareholders. In the Portfolio’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Portfolio, or to make shareholder inquiries about the Portfolio, please call 1-866-618-3456. The Portfolio does not currently have a website. You may also write to:

Changing Parameters Portfolio

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Portfolio’s information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File # 811-21853

JNF PORTFOLIOS

PROSPECTUS

MAY 1, 2012

JNF Equity Portfolio

JNF Balanced Portfolio

1-866-667-0564

Advised by:

JNF Advisors, Inc.

9920 Corporate Campus Drive

Suite 1000

Louisville, Kentucky 40223

This Prospectus provides important information about the Portfolios that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

PORTFOLIO SUMMARY: JNF Equity Portfolio
Investment Objective
Fees and Expenses of the Portfolio
Principal Investment Strategies
Principal Investment Risks
Performance
Investment Adviser
Sub-Adviser
Sub-Adviser Portfolio Managers
PORTFOLIO SUMMARY: JNF Balanced Portfolio
Investment Objective
Fees and Expenses of the Portfolio
Principal Investment Strategies
Principal Investment Risks
Performance
Investment Adviser
Sub-Adviser
Sub-Adviser Portfolio Managers

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
General Information about the Portfolios/Adviser
Principal Investment Strategies
Principal Investment Risks
Temporary Investments
Portfolio Holdings Disclosure
MANAGEMENT
Investment Adviser
Sub-Adviser
Sub-Adviser Portfolio Managers
HOW SHARES ARE PRICED
HOW TO PURCHASE AND REDEEM SHARES
When Order is Processed
TAX CONSEQUENCES
DIVIDENDS AND DISTRIBUTIONS
FREQUENT PURCHASES AND REDEMPTIONS OF PORTFOLIO SHARES
DISTRIBUTION OF SHARES
Distribution Fees
Additional Compensation to Financial Intermediaries
Householding
VOTING AND MEETINGS
FINANCIAL HIGHLIGHTS
Privacy Notice

PORTFOLIO SUMMARY – JNF EQUITY PORTFOLIO

Investment Objective:  The JNF Equity Portfolio’s investment objective is total return consistent with preservation of capital and a prudent level of risk.

Fees and Expenses of the Portfolio:  The following table describes the annual operating expenses that you pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.25%
Total Annual Portfolio Operating Expenses	1.15%

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$117	$365	$633	$1,398

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 123% of the average value of its portfolio.

Principal Investment Strategies:  Under normal circumstances, the Portfolio invests at least 80% of its assets in U.S. common stocks.  The Portfolio is widely diversified by industry and company, with a focus on small- and medium-size companies.  Small- and medium-size companies are often companies in the earlier period of their growth expectations, from start-ups to better-established firms that have a smaller market capitalization.  Extensive research efforts can play a greater role in selecting securities of smaller and medium size companies than in selecting securities of larger companies.

Chicago Equity Partners, LLC (“CEP”) is the Portfolio’s sub-adviser.  CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities for the Portfolio. The model includes momentum, value, growth and quality factors. The process focuses on security selection while remaining industry, sector and style neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies stocks that it believes are overvalued and undervalued within industry sectors.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets CEP's model investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

•

Management Risk. CEP’s investment techniques may be unsuccessful and cause the Portfolio to incur losses.

•

Market Risk.  The market value of the Portfolio’s investments will fluctuate as the stock market fluctuates.

•

Portfolio Turnover Risk.  Higher portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

•

Small- and Medium-Size Company Risk.  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-667-0564.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	3rd Quarter 2009	19.67%
Worst Quarter:	4th Quarter 2008	(26.17)%

Performance Table

Average Annual Total Returns

(For period ended December 31, 2011)

	One Year	Since Inception of the Portfolio (1)
Return before taxes	1.06%	(2.43)%
Russell Midcap Total Return Index	(1.55)%	(0.27)%

(1)

The inception date of the JNF Equity Portfolio is May 1, 2007.

The Russell Midcap Index is an unmanaged index that measures the performance of approximately 800 companies in the Russell 1000, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.  Index returns assume reinvestment of dividends.  Unlike the Portfolio’s returns, however, they do not reflect any fees or expenses.  An investor cannot invest directly in an index.

Investment Adviser:  JNF Advisors, Inc. is the Portfolio’s investment adviser.

Sub-Adviser: Chicago Equity Partners, LLC is the Portfolio’s sub-adviser.

Sub-Adviser Portfolio Managers:

David C. Coughenour Chief Investment Officer-Equity Portfolio Manager Since May 2007	David R. Johnsen Managing Director Portfolio Manager Since May 2007	Robert H. Kramer Managing Director Portfolio Manager Since May 2007

Purchase and Sale of Portfolio Shares:   Shares of the Portfolio are sold to certain separate accounts of the participating life insurance company, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts will not purchase or own shares of a Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts.  Shares of the Portfolios may be purchased and redeemed on any day that the New York Stock Exchange is open.

Tax Information:   It is the Portfolio’s intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:   If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

PORTFOLIO SUMMARY – JNF BALANCED PORTFOLIO

Investment Objective:  The JNF Balanced Portfolio’s investment objective is total return consistent with preservation of capital and prudent investment of risk.

Fees and Expenses of the Portfolio:  The following table describes the annual operating expenses that you pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio.  However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus.  If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher.  You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.46%
Total Annual Portfolio Operating Expenses	1.36%
Fee Waiver and/or Reimbursement (1)	(0.13)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	1.23%

(1) The Portfolio's adviser has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2013 .. This agreement may be terminated by the Portfolio's Board of Trustees on 60 days written notice to the adviser.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.  You would pay the same expenses if you did not redeem your shares.  However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher.  The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$125	$418	$732	$1,624

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance.  During the most recent fiscal year, the Portfolio's portfolio turnover rate was 103 % of the average value of its portfolio.

Principal Investment Strategies:  Under normal circumstances, the Portfolio invests approximately 65-70% of its assets in equity securities, and the remainder in a combination of fixed-income securities.

•

The Portfolio may invest more than 70% of its assets in stocks if conditions in the stock market are considered to be more favorable than those in the bond market.

•

The Portfolio may invest more than 30% of its assets in fixed-income securities if conditions in the bond market are considered to be more favorable than those in the stock market.

The equity portion of the Portfolio is invested primarily in U.S. common stocks. The equity portion of the Portfolio is widely diversified by industry and company, with a focus on large- and medium-size companies. Medium-size companies are companies often in the earlier period of their growth expectations, from start-ups to better-established firms that have a smaller market capitalization.  Extensive research efforts can play a greater role in selecting securities of medium size companies than in selecting securities of larger companies.

Chicago Equity Partners, LLC (“CEP”) is the Portfolio’s sub-adviser.  CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities for the Portfolio.  The model includes momentum, value, growth and quality factors. The process focuses on security selection while remaining industry, sector, style and capitalization neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies securities that it believes are overvalued and undervalued within industry sectors.

The fixed income portion of the Portfolio is invested primarily in:

•

U.S. Treasury securities;

•

U.S. Government Agency Securities;

•

U.S. corporate bonds;

•

Yankee Bonds (U.S. dollar-denominated bonds issued in the U.S. by foreign banks, corporations, sovereigns and supranational entities);

•

Non-U.S. dollar denominated bonds;

•

Asset backed securities;

•

Municipal securities; and

•

Commercial paper.

There is no particular range of length of maturity or duration with respect to the types of bonds in which the Portfolio may invest.  Further, some of the Portfolio’s investments may be below investment grade fixed-income securities (commonly known as “junk bonds”), which offer higher return potential in exchange for assuming greater risk.  Below investment grade securities are normally rated BB+ or lower by Standard & Poor’s or Fitch Ratings, or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed by CEP or the Adviser to be of comparable credit.  The bonds in the Portfolio will have a minimum rating of Caa/CCC.

With respect to the fixed income portion of the Portfolio, CEP uses a risk-controlled, low-volatility process that is designed to increase the likelihood of outperforming the benchmark, while maintaining a level of risk similar to the benchmark.  The investment process involves performance enhancement strategies and risk management techniques, as well as proprietary quantitative analysis, which provides a framework for identifying and evaluating opportunities in the bond market. The performance enhancement strategies focus on the proprietary model’s momentum and value factors to select securities that CEP believes will enhance the Portfolio’s returns.  The risk management techniques involve screening of investments to decrease the Portfolio’s volatility.  The qualitative overlay incorporates information obtained through fundamental analysis of various segments of the bond market and provides a check to the quantitative process.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets CEP's model investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.  Many factors affect the Portfolio’s net asset value and performance.

•

Credit Risk.  An issuer of a security, or the counterparty to a contract, may default or otherwise be unable to honor a financial obligation. Securities rated below-investment grade are especially susceptible to this risk.

•

Foreign Risk.  Foreign issuers may be subject to political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of capital.  In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors’ assets.

•

High-Yield Bond Risk.  Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

•

Interest Rates and Bond Maturities Risk.  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

•

Liquidity and Valuation Risks.  Securities that were liquid when purchased by the Portfolio may become temporarily illiquid (i.e., not able to be sold readily) and difficult to value, especially in declining markets.

•

Management Risk. CEP’s investment techniques may be unsuccessful and cause the Portfolio to incur losses.

•

Market Risk.  The market value of the Portfolio’s investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

•

Mid-Size Company Risk.  The value of mid-sized company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•

Municipal Market Risk.  Special factors may negatively affect the value of municipal securities including political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities.

•

Portfolio Turnover Risk.  Higher portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.

•

Prepayment Risk.  Issuers of certain debt securities may prepay fixed rate obligations when interest rates fall, forcing the Portfolio to re-invest in obligations with lower interest rates than the original obligations.

•

U.S. Government Obligations Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Performance:  The following bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indices.  Past performance does not necessarily indicate how a Portfolio will perform in the future.  Updated performance information is available at no cost by calling 1-866-667-0564.

Performance Bar Chart For Calendar Year Ended December 31,

Best Quarter:	2nd Quarter 2009	13.16%
Worst Quarter:	4th Quarter 2008	(12.73)%

Performance Table

Average Annual Total Returns

(For year ended December 31, 2011)

%

	One Year	Since Inception of the Portfolio (1)
Return before taxes	6.01%	1.92%
Russell 1000 Total Return Index	1.50%	(1.21)%
Barclay’s Capital US Aggregate Index	7.84%	6.52%
Blended Benchmark Index	3.40%	1.11%

(1)

The inception date of the JNF Balanced Portfolio is May 1, 2007.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000. The Barclay’s Capital US Aggregate Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. The Blended Benchmark Index is comprised of 70% Russell 1000 Index and 30% Barclay’s Capital US Aggregate Index. Index returns assume reinvestment of dividends.  Unlike the Fund’s returns, however, they do not reflect any fees or expenses.  An investor cannot invest directly in an index.

Investment Adviser:  JNF Advisors, Inc. is the Portfolio’s investment adviser.

Sub-Adviser: CEP is the Portfolio’s sub-adviser.

Sub-Adviser Portfolio Managers:

David C. Coughenour Chief Investment Officer-Equity Portfolio Manager Since May 2007	David R. Johnsen Managing Director Portfolio Manager Since May 2007	Robert H. Kramer Managing Director Portfolio Manager Since May 2007
Michael Millhouse Chief Investment Officer-Fixed Income Portfolio Manager Since May 2007	Michael Budd Director and Portfolio Manager Portfolio Manager Since May 2007	Curt Mitchell Director and Portfolio Manager Portfolio Manager Since May 2007

Purchase and Sale of Portfolio Shares:   Shares of the Portfolio are sold to certain separate accounts of the participating life insurance company, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts will not purchase or own shares of a Portfolio directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts.  Shares of the Portfolios may be purchased and redeemed on any day that the New York Stock Exchange is open.

Tax Information:   It is the Portfolio’s intention to distribute all such income and gains.  Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes. Please refer to your insurance contract prospectus or retirement plan documents for additional information on taxes.

Payments to Broker-Dealers and Other Financial Intermediaries:   If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment.  Ask your salesperson for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES AND RELATED RISKS

General Information about the Portfolios/Adviser

This Prospectus describes the Equity Portfolio and Balanced Portfolio (collectively, the “JNF Portfolios,” or the “Portfolios”), each a series of Northern Lights Variable Trust, a Delaware statutory trust (the “Trust”).  JNF Advisors, Inc. (the “Adviser”) serves as each Portfolio’s investment adviser.  Chicago Equity Partners, LLC (“CEP” or “Sub-Adviser” ) serves as sub-adviser to the Portfolios.     The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including the Adviser’s affiliate, Jefferson National Life Insurance Company (as applicable, “Jefferson National” or “Participating Insurance Company”).

It is possible that a difference may arise among the interests of the holders of different types of contracts - for example, if applicable state insurance law or contract owner instructions prevent the Participating Insurance Company from continuing to invest in a Portfolio following a change in the Portfolio’s investment policies, or if different tax laws apply to flexible premium variable life insurance contracts and variable annuities. The Portfolio and the Participating Insurance Company will attempt to monitor events to prevent such differences from arising. If a conflict arises between life insurance policies and annuity contracts, however, a Portfolio may be required to take actions that are adverse to the interests of holders of a particular type of contract.

Individual variable annuity contract holders and flexible premium variable life insurance policy holders are not “shareholders” of each Portfolio. The Participating Insurance Company and its separate accounts are the shareholders or investors, although such company will pass through voting rights to its variable annuity contract or flexible premium variable life insurance policy holders. Shares of the Portfolios are not offered directly to the general public.

Each Portfolio has its own distinct investment objective, strategies and risks.  The Adviser, under the supervision of the Board of Trustees, is responsible for constructing and monitoring the investment objective and principal investment strategies of each Portfolio.  Each Portfolio invests within a specific segment (or portion) of the capital markets and invests in a wide variety of securities consistent with its investment objective and style.  The potential risks and returns of a Portfolio vary with the degree to which the Portfolio invests in a particular market segment and/or asset class.

The Adviser believes that it is possible to enhance shareholder value by using one or more sub-advisory firms to manage various portions of the assets of a Portfolio, rather than simply employing a single firm to manage the assets of all Portfolios.  This approach is designed to reduce the management risk inherent in individual security selection and to achieve lower volatility by combining the skills of Sub-Advisers with complementary investment approaches.  The Adviser intends to manage the Portfolios by selecting one Sub-Adviser to manage distinct segments of a market or asset class for each Portfolio based upon the Adviser’s evaluation of the Sub-Adviser’s expertise and performance in managing the appropriate asset class.  The Adviser monitors each Sub-Adviser for adherence to the respective Portfolio’s specific investment objective, policies and strategies.  On October 29, 2007, the SEC issued an Order under Section 6(c) of the Investment Company Act of 1940 (the “Act”) granting exemptive relief to the Trust and the Adviser from Section 15(a) of the Act and Rule 18f-2 under the Act.  Such exemptive relief allows the Adviser, with prior Board approval, to enter into and/or materially amend sub-advisory agreements without obtaining shareholder approval.

INVESTMENT OBJECTIVE

Portfolio	Investment Objective
JNF Equity Portfolio	Total return consistent with preservation of capital and a prudent level of risk.
JNF Balanced Portfolio	Total return consistent with preservation of capital and prudent investment of risk.

Each Portfolio’s investment objective is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

JNF Equity Portfolio

Under normal circumstances, the Portfolio invests at least 80% of its assets in U.S. common stocks.  The Portfolio's 80% investment policy is a non-fundamental policy and may be changed upon 60 days written notice to shareholders.  The Portfolio is widely diversified by industry and company, with a focus on small- and medium-size companies.  Small- and medium-size companies are often companies in the earlier period of their growth expectations, from start-ups to better-established firms , that have a smaller market capitalization.  Extensive research efforts can play a greater role in selecting securities of smaller and medium size companies than in selecting securities of larger companies. Generally, these companies will be listed on the New York, American , or NASDAQ exchanges and will be widely held among a large number of investors.

Chicago Equity Partners, LLC (“CEP”) is the Portfolio’s sub-adviser.  CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities for the Portfolio. The model includes momentum, value, growth and quality factors. The process focuses on security selection while remaining industry, sector and style neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies stocks that it believes are overvalued and undervalued within industry sectors.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets CEP's model investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

JNF Balanced Portfolio

Under normal circumstances, the Portfolio invests approximately 65-70% of its assets in equity securities, and the remainder in a combination of fixed-income securities.

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The Portfolio may invest more than 70% of its assets in stocks if conditions in the stock market are considered to be more favorable than those in the bond market.

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The Portfolio may invest more than 30% of its assets in fixed-income securities if conditions in the bond market are considered to be more favorable than those in the stock market.

The equity portion of the Portfolio is invested primarily in U.S. common stocks. The equity portion of the Portfolio is widely diversified by industry and company, with a focus on large- and medium-size companies. Medium-size companies are companies often in the earlier period of their growth expectations, from start-ups to better-established firms that have a smaller market capitalization.  Extensive research efforts can play a greater role in selecting securities of medium-size companies than in selecting securities of larger companies.  Generally, these companies will be listed on the New York, American , or NASDAQ exchanges and will be widely held among a large number of investors.

Chicago Equity Partners, LLC (“CEP”) is the Portfolio’s sub-adviser.  CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities for the Portfolio.  The model includes momentum, value, growth , and quality factors. The process focuses on security selection while remaining industry, sector, style and capitalization neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies securities that it believes are overvalued and undervalued within industry sectors.

The fixed income portion of the Portfolio is invested primarily in:

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U.S. Treasury securities;

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U.S. Government Agency Securities;

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U.S. corporate bonds;

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Yankee Bonds, which are dollar-denominated bonds issued in the U.S. by foreign banks, corporations, sovereigns and supranational entities;

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Non-U.S. dollar denominated bonds;

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Asset backed securities, which are debt securities and securities with debt-like characteristics collateralized by assets such as mortgages, home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables;

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Municipal securities; and

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Commercial paper.

Supranational Bonds represent the debt of international organizations such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.

Asset backed securities include:  (a) collateralized mortgage obligations ( “ CMO ” s), which are securities that pool together mortgages and separate them into short-, medium-, and long-term positions (these positions are called “tranches” and pay different rates of interest depending on their maturity and cash flow predictability); and (b) commercial mortgage-backed securities ( “ CMBS ” ), which are securities collateralized by a pool of mortgages on commercial real estate in which all principal and interest from the mortgages flow to certificate holders in a defined sequence or manner.

There is no particular range of length of maturity or duration with respect to the types of bonds in which the Portfolio may invest.  Further, some of the Portfolio’s investments may be below investment grade fixed-income securities (commonly known as “junk bonds”), which offer higher return potential in exchange for assuming greater risk.  Below investment grade securities are normally rated BB+ or lower by Standard & Poor’s or Fitch Ratings, or Ba1 or lower by Moody’s Investors Service, Inc., or, if unrated, deemed by CEP or the Adviser to be of comparable credit.  The bonds in the Portfolio will have a minimum rating of Caa/CCC.

With respect to the fixed income portion of the Portfolio, CEP uses a risk-controlled, low-volatility process that is designed to increase the likelihood of outperforming the benchmark, while maintaining a level of risk similar to the benchmark.  The investment process involves performance enhancement strategies and risk management techniques, as well as proprietary quantitative analysis, which provides a framework for identifying and evaluating opportunities in the bond market. The performance enhancement strategies focus on the proprietary model’s momentum and value factors to select securities that CEP believes will enhance the Portfolio’s returns.  The risk management techniques involve screening of investments to decrease the Portfolio’s volatility. The qualitative overlay incorporates information obtained through fundamental analysis of various segments of the bond market and provides a check to the quantitative process.

The sub-adviser typically sells a security when it reaches its appreciation potential, it no longer meets CEP's model investment criteria, it has deteriorating fundamentals, or when more attractive investment opportunities are available.

PRINCIPAL INVESTMENT RISKS

There is no assurance that a Portfolio will achieve its investment objective. Each Portfolio's share price will fluctuate with changes in the market value of its portfolio securities.  When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Portfolios.  Risks could adversely affect the net asset value, total return and the value of a Portfolio and your investment.  The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in each Portfolio’s Portfolio Summary section of its Prospectus.  The risks apply to each Portfolio as noted where the JNL Equity Portfolio and JNF Balanced Portfolio are represented by EQ and BAL , respectively.

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Credit Risk. (BAL) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. The Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Securities rated below-investment grade are especially susceptible to this risk.

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Foreign Risk. (BAL) Foreign securities have additional risks, including relatively low market liquidity, decreased publicly available information about the issuers, inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable domestic issuers, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries.  Investments in foreign securities may also be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions.

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High-yield Bond Risk. (BAL) Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  If that happens, the value of the bond may decrease, and the Portfolio’s share price may decrease and its income distribution may be reduced.  An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds (liquidity risk).  Such securities may also include “Rule 144A” securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

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Interest Rates and Bond Maturities Risk. (BAL )  Interest rate risk refers to the risk that changing interest rates may adversely affect the market value of an investment. With fixed-income securities, an increase in interest rates typically causes the value of those securities to fall, while a decline in interest rates may produce an increase in the market value of those securities. Because of this risk, an investment in a portfolio that invests in fixed-income securities is subject to risk even if all the fixed-income securities in the portfolio are paid in full at maturity. Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds. For example, if interest rates go down, the price of long-term bonds will increase more rapidly than the price of intermediate-term bonds.

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Liquidity and Valuation Risks. (BAL) The risk that securities that were liquid when purchased by the Balanced Portfolio may become temporarily illiquid (i.e., not able to be sold readily) and difficult to value, especially in declining markets.

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Management Risk. (EQ, BAL) The sub-adviser’s investment techniques may be unsuccessful and cause a Portfolio to incur losses.

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Market Risk. (EQ, BAL) The prices of and the income generated by securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

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Mid-Size Company Risk. (BAL) Investments in mid-size companies may be more volatile than investments in larger companies. Mid-size companies generally experience higher growth rates and higher failure rates than do larger companies. The trading volume of the securities of mid-size companies is normally lower than that of larger companies. Short-term changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

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Municipal Market Risk. (BAL ) Special factors may negatively affect the value of municipal securities and, as a result, the Balanced Portfolio’s net asset value. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. The Balanced Portfolio may invest in municipal obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations.

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Portfolio Turnover Risk. (BAL,EQ) The frequency of the Portfolio’s transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs.  Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

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Prepayment Risk. (BAL) Issuers of certain debt securities may prepay fixed rate obligations when interest rates fall, forcing the Balanced Portfolio to re-invest in obligations with lower interest rates than the original obligations.

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Small- and Medium-Size Company Risk. (EQ) Investments in small- and medium-size companies may be more volatile than investments in larger companies. Small- and medium-size companies generally experience higher growth rates and higher failure rates than do larger companies. The trading volume of the securities of small- and medium-size companies is normally lower than that of larger companies. Short-term changes in the demand for the securities of small- and medium-size companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

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U.S. Government Obligations Risk. (BAL ) The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government.  These obligations vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (ii) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal National Mortgage Association; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations, such as those of the former Student Loan Marketing Association; or (iv) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau.  The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

Temporary Investments:  To respond to adverse market, economic, political or other conditions, the Equity and Balanced Portfolios may each invest 100% of its total assets, without limitation, in money market instruments.  Each Portfolio may be invested in these instruments for extended periods, depending on the relevant sub-adviser's assessment of market conditions.  These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro- rata portion of such money market funds’ advisory and operational fees.  Each Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure:  A description of the Portfolios’ policies regarding the release of portfolio holdings information is available in the Portfolios’ Statement of Additional Information.

MANAGEMENT

Investment Adviser: JNF Advisors, Inc. located at 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, serves as investment adviser to the Portfolios.  The Adviser is a wholly-owned subsidiary of Jefferson National Financial Corp. and an affiliate of Jefferson National Life Insurance Company, which sells variable products that offer the Portfolios.  As compensation for its services, the Adviser is entitled to receive an annual fee, paid monthly, of 0.65% of the average daily net assets of each of the Equity and Balanced Portfolios (prior to any contractual fee waivers).  For the fiscal year ended December 31, 2011, the Equity and Balanced Portfolios paid investment advisory fees to the Adviser at an annual rate of 0.65% and 0.52% of the average daily net assets of each Portfolio, respectively.  The Adviser paid the sub-adviser a portion of these fees as indicated below.

Subject to the authority of the Board of Trustees, the adviser is responsible for, among other things, supervising the operations of the Portfolios and evaluating the abilities and performance of other money management firms to identify appropriate sub-advisers.  After a sub-adviser is selected, the Adviser continuously supervises and monitors its performance and periodically recommends to the Board of Trustees which sub-advisers should be retained or released. The Adviser was established in 2007. As of December 31, 2011, the Adviser managed approximately $235 million in mutual funds, and separate accounts that are offered in variable annuities and flexible premium variable life insurance policies. A discussion regarding the basis for the Board of Trustees’ most recent renewal/ approval of the Portfolios’ interim advisory agreements between JNF Advisors  Inc. (“JNF”) and interim sub-advisory agreements, each between JNF and the Portfolios’ prior and current sub-advisers is available in the Portfolios’ Annual Report to Shareholders dated December 31, 2011.   On December 30, 2011, Jefferson National Financial Corp. underwent a change of control, as such term is defined for purposes of the Investment Company Act of 1940.  Therefore each of the Portfolios was managed pursuant to the interim advisory and sub-advisory agreements until April 12, 2012.   On April 12, 2012 a majority of the shareholders of each Portfolio approved new advisory agreements with JNF and sub-advisory agreements with each of the Portfolio’s prior and current sub-adviser which are identical in all materials respects to the previous advisory and sub-advisory agreements.

Sub-Adviser: The Adviser has engaged a sub-adviser to provide the day-to-day management for each Portfolio. The Adviser is responsible for monitoring the investment program and performance of each sub-adviser. Under the terms of each sub-advisory agreement, the agreement can be terminated by the Adviser, the sub-adviser or the Board of Trustees.

The sub-adviser for each of the Equity and Balanced Portfolios is Chicago Equity Partners, LLC, located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601. CEP is an investment management firm with approximately $8.5 billion in assets under management as of December 31, 2011.  CEP offers investment management services to a variety of institutional clients, including corporations, public entities, Taft-Hartley plans, endowments and foundations. For the fiscal year ended December 31, 2011, the Adviser, not the Portfolios, paid CEP an annual fee equal to 0.30% of the average daily net assets of the Equity Portfolio and 0.27%% of the average daily net assets of the Balanced Portfolio as compensation for CEP’s services.

The Adviser has contractually agreed to waive all or part of its management fees and/or to make payments to limit Portfolio expenses, other than extraordinary or non-recurring expenses, at least until April 30, 2013 , so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) of the Portfolio do not exceed 1.25% for the Equity Portfolio and 1.25% for the Balanced Portfolio .. Waivers and expense payments may be recouped by the Adviser from the Portfolio, to the extent that overall expenses fall below the specified limits, within three years of when the amounts were waived or recouped. Fee waiver and reimbursement arrangements can decrease the Portfolio’s expenses and boost its performance.

In addition to investment advisory fees, the Portfolio pays other expenses including costs incurred in connection with the maintenance of its securities law registration, printing and mailing prospectuses and Statements of Additional Information to shareholders, certain financial accounting services, taxes or governmental fees, custodial, transfer and shareholder servicing agent costs, expenses of outside counsel and independent accountants, preparation of shareholder reports and expenses of trustee and shareholder meetings.

Sub-Adviser Portfolio Managers

Equity Portfolio and Equity Portion of the Balanced Portfolio: David C. Coughenour, David R. Johnsen and Robert H. Kramer are jointly and primarily responsible for the day-to-day management of the Portfolios and have been managing the Portfolios since their inception. CEP utilizes a team approach to manage the Equity Portfolio and the equity portion of the Balanced Portfolio. The team, as a whole, makes investment decisions by collectively evaluating CEP’s quantitative model and implementing changes, as necessary.

David C. Coughenour

CFA, Chief Investment Officer - Equity, joined CEP in 1989 and has twenty years of industry experience. Mr. Coughenour leads CEP’s equity team.

David R. Johnsen

CFA, Managing Director, joined CEP in 1989 and has thirty-three years of investment experience. He is personally responsible for following and analyzing the technology hardware and consumer staples sectors.

Robert H. Kramer

CFA, CPA, Managing Director, joined CEP in 1989 and has twenty-two years of industry experience. His responsibilities include managing the trading and technology groups. He is personally responsible for following and analyzing the healthcare sector.

Fixed-Income Portion of the Balanced Portfolio: Michael Millhouse, Michael Budd and Curt Mitchell are jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Balanced Portfolio and have been managing the Portfolio since its inception.  CEP uses a team approach to manage the fixed income portion of the Balanced Portfolio. The team, as a whole, makes investment decisions by leveraging the depth and breadth of their research to add value in sector allocation and security selection, and the risk management activities seek to safeguard excess returns.

Michael Millhouse

CFA, Chief Investment Officer – Fixed Income, joined CEP in 2004 and has more than thirty-two years of industry experience.  Previously, he was a member of the board of directors of Loomis Sayles & Company, where he served as chief investment officer and portfolio manager for the core bond group for eleven years.

Michael Budd

Director and Portfolio Manager joined CEP in 1989 and has twenty-nine years of industry experience.  He is a fixed income portfolio manager focusing on mortgage, asset back and agency sectors.

Curt Mitchell

CFA; Director and Portfolio Manager, joined CEP in 2003 and has twenty-three years of industry experience.  He is a fixed income portfolio manager focusing on the corporate bond sector.  Previously, he served as vice president and senior portfolio manager at Loomis Sayles & Company for eight years.

The Portfolio's Statement of Additional Information provides additional information about each portfolio manager’s compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the Portfolio.

HOW SHARES ARE PRICED

The public offering price and net asset value ("NAV") of Portfolio shares are determined at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining the aggregate market value of all assets of the Portfolio less its liabilities divided by the total number of the Portfolio's shares outstanding ((asset-liabilities)/number of shares=NAV).  The NYSE is closed on weekends and most national holidays. The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.    The NAV takes into account the expenses and fees of the Portfolio, including investment advisory, administration, and distribution fees, which are accrued daily.  The determination of the NAV of the Portfolio for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Portfolio (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange.  Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.   If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser or sub-adviser in accordance with procedures approved by the Board, and evaluated by the Board quarterly as to the reliability of the fair value method used. In these cases, the Portfolio’s NAV will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available.

The Portfolio may use independent pricing services to assist in calculating the value of the Portfolio’s securities.   Although not part of the adviser’s principal investment strategy, since the Portfolio may invest in foreign securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Portfolio does not price its shares, the value of the Portfolio’s portfolio may change on days when you may not be able to buy or sell Portfolio shares.   In computing the NAV of the Portfolio, the adviser values foreign securities held by the Portfolio at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in the Portfolio’s portfolio occur before the Portfolio prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Portfolio calculates its NAV, the adviser or sub-adviser may need to price the security using the Portfolio’s fair value pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Portfolio’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Portfolio's NAV by short-term traders.

With respect to any portion of the Portfolios’ assets that are invested in one or more open-end management investment companies that are registered under the 1940 Act, the Portfolios’ NAV is calculated based upon the net asset values of the registered open-end management investment companies in which the Portfolio invests, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE AND REDEEM SHARES

As described earlier in this prospectus, shares of each Portfolio are sold to certain separate accounts of the participating life insurance companies, as well as qualified pension and retirement plans and certain unregistered separate accounts.  You and other purchasers of variable annuity contracts will not own shares of the Portfolios directly. Rather, all shares will be held by the separate accounts for your benefit and the benefit of other purchasers of variable annuity contracts. All investments in the Portfolios are credited to the shareholder’s account in the form of full or fractional shares of the Portfolio. The Portfolios do not issue share certificates. Separate accounts may redeem shares to make benefit or surrender payments to you and other purchasers of variable annuity contracts or for other reasons described in the separate account prospectus that you received when you purchased your variable annuity contract. Redemptions are processed on any day on which the Portfolios are open for business.

When Order is Processed

Shares of the Portfolios are sold and redeemed at their current NAV per share without the imposition of any sales commission or redemption charge, although certain sales and other charges may apply to the life insurance policies or annuity contracts.  These charges are described in the applicable product prospectus. Requests to purchase and sell shares are processed at the NAV next calculated after the request is received by the participating life insurance company, or qualified pension or retirement plan, in proper form.  All requests received in good order by the participating life insurance company, or qualified pension or retirement plan before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open will be executed on that same day.  Requests received after the close of regular trading on the NYSE, or on any day the NYSE is closed, will be processed on the next business day.  The insurance company or qualified pension or retirement plan is responsible for properly transmitting purchase orders and federal funds to the Portfolios.

The USA PATRIOT Act requires financial institutions, including the Portfolios, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  You will be required by your insurance company, or pension or retirement plan, to supply certain information, such as your full name, date of birth, social security number and permanent street address.  This information will assist them in verifying your identity.  As required by law, your insurance company, or pension or retirement plan may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

TAX CONSEQUENCES

Each Portfolio has qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).  As qualified, each Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio’s intention to distribute all such income and gains.

Generally, owners of variable insurance contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Shares of each Portfolio are offered only to the separate accounts of the participating life insurance company and its affiliates.  Separate accounts are insurance company separate accounts that fund the annuity contracts.  Under the Code, the insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity contracts.  In order for shareholders to receive the favorable tax treatment available to holders of variable insurance contracts, the separate accounts, as well as the Portfolios, must meet certain diversification requirements. If the Portfolios do not meet such requirements, income allocable to the contracts would be taxable currently to the holders of such contracts.  The diversification requirements are discussed below.

Section 817(h) of the Code and the regulations thereunder impose “diversification” requirements on the Portfolios.  The Portfolios intend to comply with the diversification requirements.  These requirements are in addition to the diversification requirements imposed on the Portfolios by Subchapter M and the Investment Company Act of 1940.  The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by “safe harbor” rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of a portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets is cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a Portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance company, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

For a more complete discussion of the taxation of the life insurance company and the separate accounts, as well as the tax treatment of the variable insurance contracts and the holders thereof, see the prospectus for the applicable annuity contract.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting each Portfolio and you; see the Statement of Additional Information for a more detailed discussion. You are urged to consult your tax advisers.

DIVIDENDS AND DISTRIBUTIONS

All dividends are distributed to the separate accounts on an annual basis and will be automatically reinvested in Portfolio shares unless an election is made on behalf of a separate account to receive some or all of the dividends in cash.  Dividends are not taxable as current income to you or other purchasers of variable insurance contracts.

FREQUENT PURCHASES AND REDEMPTION OF PORTFOLIO SHARES

The Equity and Balanced Portfolios discourage and do not accommodate market timing.   Frequent trading into and out of the Portfolios can harm the Portfolio’s shareholders by disrupting the Portfolio’s investment strategies, increasing Portfolio expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  The Portfolios are designed for long-term investors and are not intended for market timing or other disruptive trading activities.  Accordingly, the Portfolios’ Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Portfolio investments as their financial needs or circumstances change.

The Portfolios reserve the right to reject or restrict purchase or exchange requests for any reason, particularly when a shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Portfolios nor the adviser will be liable for any losses resulting from rejected purchase or exchange orders.  The adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the Portfolios.

Because purchase and sale transactions are submitted to a Portfolio on an aggregated basis by the insurance company issuing the variable insurance contract or variable life contract, the Portfolios are not able to identify market timing transactions by individual variable insurance contract holders.  Short of rejecting all transactions made by a separate account, the Portfolios lack the ability to reject individual short-term trading transactions.  The Portfolios, therefore, have to rely upon the insurance company to police restrictions in the variable insurance contracts or according to the insurance company’s administrative policies.  The Portfolios have entered into an information sharing agreement with the insurance company that uses the Portfolios as an underlying investment vehicle for its separate accounts.  Under this agreement, the insurance company is obligated to (i) adopt and enforce during the term of the agreement a market timing policy, the terms of which are acceptable to the Portfolios; (ii) furnish the Portfolios, upon its request, with information regarding contract or policy holder trading activities in shares of the Portfolios, and (iii) enforce its market timing policy with respect to contract or policy holders identified by the Portfolios as having engaged in market timing.

The Portfolios will seek to monitor for market timing activities, such as unusual cash flows, and work with the applicable insurance company to determine whether or not short-term trading is involved. When information regarding transactions in a Portfolio’s shares is requested by the Portfolio and such information is in the possession of a person that is itself a financial intermediary to the insurance company (an “indirect intermediary”), the insurance company is obligated to obtain transaction information from the indirect intermediary or, if  directed by the Portfolio, to restrict or prohibit the indirect intermediary from purchasing shares of the Portfolios on behalf of the contract or policy older or any other persons.   The Portfolios will seek to apply these policies as uniformly as practicable.  It is, however, more difficult to locate and eliminate individual market timers in the separate accounts because information about trading is received on a delayed basis and there can be no assurances that the Portfolios will be able to do so. In addition, the right of an owner of a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and the owner.  Many of these contracts do not limit the number of transfers that a contract owner may make among the available investment options.  The terms of these contracts, the presence of financial intermediaries (including the insurance company) between the Portfolios and the contract and policy holders and other factors such as state insurance laws may limit the Portfolio’s ability to deter market timing.  Multiple tiers of such financial intermediaries may further compound the Portfolios’ difficulty in deterring such market timing activities.  Variable insurance contract holders should consult the prospectus for their variable insurance contract for additional information on contract level restrictions relating to market timing.

DISTRIBUTION OF SHARES

Distribution Fees:  The Trust has adopted a Distribution and Service Plan (12b-1 Plan) to compensate certain entities for distribution and marketing services and for servicing shareholder accounts with respect to the Equity and Balanced Portfolios. Fees paid under the Distribution and Service Plan may not exceed 0.25% annually of a Portfolio’s average daily net assets. The distribution and service fees are paid out of the assets of each Portfolio on an ongoing basis and will increase the cost of your investment over time.

Additional Compensation to Financial Intermediaries:  The Portfolios may make payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and sales-related costs. In addition, the Adviser may pay additional compensation, out of the Adviser’s own assets, to its affiliate Jefferson National Life Insurance Company, certain other insurance companies and other intermediaries or their affiliates, based on sales of assets attributable to a firm, or such other criteria agreed to by the Adviser.  Such payments will not increase Portfolio expenses.  The firms to which these payments may be made are determined by the Adviser.  These payments may provide an incentive, in addition to any distribution fees paid pursuant to Rule 12b-1, to these firms to actively promote the Portfolios or cooperate with other promotional efforts.

Householding:  To reduce expenses, we may mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Portfolios at 1-866-667-0564 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Portfolio is open for business or contact your financial institution. We will begin sending you individual copies thirty days after receiving your request.

VOTING AND MEETINGS

The participating insurance company that issued your variable contract will solicit voting instructions from you and other purchasers of variable annuity contracts with respect to any matters that are presented to a vote of shareholders.  The insurance company may be required to vote on a proportional basis, which means that for shares outstanding for which it receives no instructions, the insurance company will vote those shares in the same proportion as the shares for which it did receive instructions (either for or against a proposal).  To the extent the insurance company is required to vote the total Portfolio shares held in its separate accounts on a proportional basis, it is possible that a small number of variable insurance contract owners would be able to determine the outcome of a matter.  The Trust may consist of more than one portfolio.  Each portfolio will vote separately on matters relating solely to that portfolio or which affects that portfolio differently. However, all shareholders will have equal voting rights on matters that affect all portfolios equally. Shareholders shall be entitled to one vote for each share held.

The Trust does not hold annual meetings of shareholders but may hold special meetings.  Special meetings are held, for example, to elect or remove Trustees, change a Portfolio’s fundamental investment policies, or approve an investment advisory contract.  Unless required otherwise by applicable laws, one third of the outstanding shares of the Trust constitute a quorum (or one third of a Portfolio or class if the matter relates only to the Portfolio or class).

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Equity and Balanced Portfolios' financial performance for the period of the Portfolios’ operations.  Certain information reflects financial results for a single Portfolio share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment if all dividends and distributions).  This information for each Portfolio has been derived from the financial statements audited by Cohen Fund Audit Services, Ltd., the Portfolios’ independent registered public accounting firm, whose report, along with each Portfolio's financial statements, are included in the Portfolios' December 31, 2011 annual report, which is available upon request.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		JNF Equity Portfolio
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Period Ended December 31, 2007(1)
Net asset value, beginning of year	$20.56	$16.44	$12.30	$21.46	$23.75
Activity from investment operations:
Net investment income (2)	0.09	0.15	0.12	0.12	0.02
Net realized and unrealized gain (loss) on investments	0.12	4.11	4.16	(9.25)	(2.31)
Total from investment operations	0.21	4.26	4.28	(9.13)	(2.29)

Less distributions from:
Net investment income	(0.17)	(0.14)	(0.14)	(0.03)	-

Net asset value, end of year	$20.60	$20.56	$16.44	$12.30	$21.46

Total return (3)	1.06%	26.02%	35.03%	-42.60%	-9.64%

Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$78,661	$88,218	$77,893	$63,760	$135,373

Ratios of expenses to average net assets	1.15%	1.16%	1.14%	1.10%	1.10%	(5)
Ratios of expenses to average net assets before waivers	1.15%	1.16%	1.18%	1.17%	1.17%	(5)
Ratios of net investment income to average net assets	0.45%	0.81%	0.92%	0.67%	0.15%	(5)
Ratios of net investment income to average net assets before waiver	0.45%	0.81%	0.88%	0.60%	0.08%	(5)
Portfolio Turnover Rate	123%	123%	122%	118%	97%	(4)

(1)	The JNF Equity Portfolio commenced operations on May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Not annualized. Portfolio turnover from December 31, 2007 does not include securities received in-kind for shareholder contributions.
(5)	Annualized.

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		JNF Balanced Portfolio
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Period Ended December 31, 2007(1)
Net asset value, beginning of year	$15.27	$13.86	$11.58	$15.40	$15.81
Activity from investment operations:
Net investment income (2)	0.19	0.20	0.22	0.29	0.18
Net realized and unrealized gain (loss) on investments	0.72	1.41	2.28	(3.82)	(0.41)
Total from investment operations	0.91	1.61	2.50	(3.53)	(0.23)

Less distributions from:
Net investment income	(0.20)	(0.20)	(0.22)	(0.29)	(0.18)

Net asset value, end of year	$15.98	$15.27	$13.86	$11.58	$15.40

Total return (3)	6.01%	11.74%	21.85%	-23.16%	-1.46%

Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$20,064	$21,293	$22,874	$22,332	$35,727

Ratios of expenses to average net assets	1.23%	1.18%	1.14%	1.10%	1.10%	(5)
Ratios of expenses to average net assets before waivers	1.36%	1.35%	1.31%	1.28%	1.31%	(5)
Ratios of net investment income to average net assets	1.21%	1.40%	1.80%	2.09%	1.73%	(5)
Ratios of net investment income to average net assets before waiver	1.08%	1.24%	1.62%	1.90%	1.52%	(5)
Portfolio turnover rate	103%	79%	109%	98%	126%	(4)

(1)	The JNF Balanced Portfolio commenced operations on May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Not annualized. Portfolio turnover from December 31, 2007 does not include securities received in-kind for shareholder contributions.
(5)	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share

QUESTIONS?	Call 1-402-493-4603

What we do :
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates' everyday business purposes – information about your creditworthiness.

• affiliates from using your information to market to you.

• sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market ..

JNF PORTFOLIOS

Adviser	JNF Advisors, Inc. 9920 Corporate Campus Drive Suite 1000 Louisville, Kentucky 40223	Legal Counsel	Thompson Hine LLP 41 South High Street, 17th Floor Columbus, OH 43215
Sub-Adviser (Equity & Balanced Portfolios)	Chicago Equity Partners, LLC 180 N. LaSalle Street Suite 3800 Chicago, Illinois 60601	Custodian	Fifth Third Bank 38 Fountain Square Plaza Cincinnati, Ohio 45263
		Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd. 800 Westpoint Parkway, Suite 1100 Westlake, Ohio 44145
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137

Additional information about each Portfolio is included in the Portfolios’ Statement of Additional Information dated May 1, 2012 (the “SAI”).  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Trust’s policies and management. Additional information about the Portfolios’ investments will also be available in the Portfolios’ Annual and Semi-Annual Reports to Shareholders.  In the Portfolios’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Portfolios, or to make shareholder inquiries about the Portfolios, please call 1-866-667-0564. The Portfolios do not currently have a website. You may also write to:

JNF Portfolios

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, Nebraska 68137

You may review and obtain copies of the Portfolios’ information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

Investment Company Act File # 811-21853

 ADAPTIVE ALLOCATION PORTFOLIO

A Series of Northern Lights Variable Trust

 STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

 This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus of Adaptive Allocation Portfolio dated May 1, 2012 , and the Annual Report to Shareholders of Adaptive Allocation Portfolio dated December 31, 2011.  Copies of these documents may be obtained without charge by contacting the Portfolio’s Transfer Agent, Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 or by calling 1-866-263-9260.

THE PORTFOLIO
TYPES OF INVESTMENTS
INVESTMENT RESTRICTIONS
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS
MANAGEMENT
CONTROL PERSONS AND PRINCIPAL HOLDERS
INVESTMENT ADVISER
THE DISTRIBUTOR
PORTFOLIO MANAGERS
ALLOCATION OF PORTFOLIO BROKERAGE
PORTFOLIO TURNOVER
OTHER SERVICE PROVIDERS
DESCRIPTION OF SHARES
ANTI- MONEY LAUNDERING PROGRAM
PURCHASE, REDEMPTION AND PRICING OF SHARES
TAX STATUS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL COUNSEL
FINANCIAL STATEMENTS
APPENDIX A – DESCRIPTION OF BOND RATINGS
APPENDIX B – PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURES

THE PORTFOLIO

The Adaptive Allocation Portfolio (the “Portfolio”) is a series of Northern Lights Variable Trust, a Delaware statutory trust organized on November 23, 2005 (the “Trust”). The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Portfolio may issue an unlimited number of shares of beneficial interest.  All shares of the Portfolio have equal rights and privileges.  Each share of the Portfolio is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Portfolio is entitled to participate equally with other shares (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Portfolio are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Portfolio is a diversified series of the Trust.  The Portfolio’s investment objective, restrictions and policies are more fully described here and in the Prospectus.  The Board may start other series and offer shares of a new fund under the Trust at any time.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Portfolio’s shares are only offered on a continuous basis to insurance companies that offer variable annuity insurance contracts (“Contracts”).  In the future, the Portfolio’s shares may also be offered to flexible premium variable life insurance policies, certain qualified pension and retirement plans (“Qualified Plans”), separate accounts that are not registered as investment companies (“Unregistered Separate Accounts”) and other persons permitted to hold shares of the Trust pursuant to Treasury Regulation 1.817-5.

The Portfolio does not foresee any disadvantage to purchasers of Contracts arising out of these arrangements.  Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of purchasers of various Contracts and/or Qualified Plans to conflict.  For example, violation of the federal tax laws by one separate account investing in the Portfolio could cause the Contracts funded through another separate account to lose their tax-deferred status, unless remedial action is taken.  If a material, irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its participation in the Portfolio.  If it becomes necessary for any separate account to replace shares of the Portfolio with another investment, the Portfolio may have to liquidate securities on a disadvantageous basis.

For a description of the methods used to determine the share price and value of the Portfolio’s assets, see “Net Asset Value” in the Portfolio’s Prospectus and “Purchase, Redemption and Pricing of Shares” in this Statement of Additional Information.

TYPES OF INVESTMENTS

The investment objective of the Portfolio and a description of its principal investment strategies are set forth under “Investment Objective, Principal Investment Strategies and Risks” in the Prospectus.  The Portfolio’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the types of instruments in which the Portfolio may invest, strategies Critical Math Advisors LLC (the “Adviser”) may employ in pursuit of the Portfolio’s investment objective and a summary of related risks. The Portfolio will make only those investments described below that are in accordance with its investment objective and policies.  The Portfolio may invest in the following instruments either directly, or through its investments in other investment companies and exchange traded funds (the “Underlying Funds”).   The Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the Portfolio achieve its investment objective.

CLOSED-END INVESTMENT COMPANIES. The Portfolio may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. The Portfolio, together with any company or companies controlled by the Portfolio, and any other investment companies having the Adviser as an investment adviser, may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as “NASDAQ”) and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolio), investors buy and sell shares of closed-end funds in the secondary market.

The Portfolio generally will purchase shares of closed-end funds only in the secondary market. The Portfolio will incur normal brokerage costs on such purchases similar to the expenses the Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolio will ever decrease. In fact, it is possible that this market discount may increase and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Portfolio’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

COMMERCIAL PAPER. The Portfolio may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

EXCHANGE TRADED FUNDS (“ETFs”). ETFs are funds that track their related index and have the flexibility of trading like a security. They are established by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”) that have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs have many similar risks with open-end and closed-end funds as discussed in the following paragraphs.

COMMON AND PREFERRED STOCKS.  Stocks represent shares of ownership in a company.  Generally, preferred stock has a specified dividend and ranks after bonds and before common stock in its claim on income for dividend payments and on assets should the company be liquidated.  After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow.  Increases and decrease in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.  While most preferred stocks pay a dividend, the Portfolio may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend.  Such investments would be made primarily for their capital appreciation potential.  The Portfolio may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent.  These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company.  Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

DEPOSITARY RECEIPTS.  The Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, “ADRs”), Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”) and other forms of depositary receipts.  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities.  Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

These securities may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary.  A depositary may establish an unsponsored facility without participation by the issuer of the deposited security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting  rights to the holders of such receipts in respect of the deposited securities.

FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES.  The Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that the Adviser determines to be of comparable quality to the other obligations in which the Portfolio may invest.  Such securities also include debt obligations of supranational entities.  Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.  Examples include but are not limited to the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

FOREIGN INVESTMENTS. The Portfolio may invest in Underlying Funds which invest primarily in equity or fixed income securities of foreign issuers that are not publicly traded in the United States.  Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  If the Portfolio invests in any securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Portfolio's assets denominated in that currency.  Such changes will also affect the Portfolio's income.  The value of the Portfolio's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Emerging Markets.  Investments in securities of companies located in developing or emerging markets entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

In considering whether to invest in foreign bond funds or foreign market ETFs, the Adviser considers such factors as the differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which a Portfolio will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Adviser's assessment of prevailing market, economic and other conditions.

Market Characteristics.  If foreign securities are purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, such foreign exchanges and markets may be more volatile than those in the United States.  While growing in volume, they usually have substantially less volume than U.S. markets, and the foreign securities may be less liquid and more volatile than U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.  Foreign security trading practices, including those involving securities settlement may require assets be released prior to receipt of payment or securities, may increase risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes.  The interest and dividends payable on certain of the foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to shareholders.

Costs.  To the extent that the Portfolio invests in Underlying Funds which hold foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.

FIXED-INCOME SECURITIES. The Portfolio may invest in Underlying Funds which invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

Fixed-Income Securities may include investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as "junk bonds"), as well as unrated securities.  Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in kind securities and strips.  Investment grade corporate bonds are those rated BBB or better by Standard & Poor's Rating Service ("S&P") or Baa or better by Moody's Investors Service ("Moody's").  Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics.

Junk Bonds.  Junk bonds generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion.  At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default.  There can be no assurance that such declines will not recur.  The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.  Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments.

Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that the Portfolio could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer's debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Zero-Coupon Securities.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security and the issuer's perceived credit quality.  If the issuer defaults, the holder may not receive any return on its investment.  Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause the Portfolio to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Unrated Debt Securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

CONVERTIBLE SECURITIES.  Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities.  Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer.  Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.  A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock.  When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.  While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations.  A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock.  There can be no assurance of capital appreciation, however, because securities prices fluctuate.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

ILLIQUID OR RESTRICTED SECURITIES. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the “1933 Act”). Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board of Trustees of the Trust. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Portfolio should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Portfolio will take appropriate steps to protect liquidity.

Notwithstanding the above, the Portfolio may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser under the supervision of the Board of Trustees of the Trust, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolio’s restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider: (1) the frequency of trades and quotes, (2) the number of dealers and potential purchases, (3) any dealer undertakings to make a market, and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the Portfolio’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Portfolio’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

OPEN-END INVESTMENT COMPANIES. The Portfolio and any “affiliated persons”, as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund.  Accordingly, when affiliated persons hold shares of any of the Underlying Funds, the Portfolio’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.  The 1940 Act also provides that an Underlying Fund whose shares are purchased by the Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. Shares held by the Portfolio in excess of 1% of an Underlying Fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Portfolio’s total assets.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the Securities and Exchange Commission (“SEC”). In such cases, the Portfolio may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the Underlying Funds are made independently of the Portfolio and its Adviser. Therefore, the investment adviser of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result of this would be an indirect expense to the Portfolio without accomplishing any investment purpose.

OTHER INVESTMENT COMPANIES. The Portfolio’s investments in an underlying portfolio of ETFs, mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the Underlying Funds. Under certain circumstances, the Adviser may invest in Underlying Funds known as “inverse funds,” which are designed to produce results opposite to market trends.  Inverse funds seek daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of a specific benchmark.

Some of the Underlying Funds have exemptive orders permitting investments by the Portfolio that exceed the 3% limit of ownership of Underlying Funds outlined in Section 12(d)(1)(F) under the 1940 Act.  The Portfolio will adhere to the guidelines stated in said exemptive orders when investing in excess of 3% of the outstanding shares of such Underlying Funds.

REGULATORY LIMITATIONS. The Portfolio may engage in futures contracts and options thereon only for bona fide hedging, yield enhancement, and risk management purposes, in each case in accordance with rules and regulations of the Commodity Futures Trading Commission (“CFTC”).

The Portfolio’s use of futures contracts may result in leverage. Therefore, to the extent necessary, in instances involving the purchase of futures contracts or the writing of call or put options thereon by the Portfolio, an amount of cash, U.S. government securities or other appropriate liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account with the Portfolio’s custodian to cover (such as owning an offsetting position) the position, or alternative cover will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Portfolio’s assets to cover or identified accounts could impede portfolio management or the Portfolio’s ability to meet redemption requests or other current obligations. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Portfolio would comply with such new restrictions.

REITs.  The Portfolio may invest in securities of real estate investment trusts (“REITs”). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as “Equity REITs”, “Mortgage REITs” and “Hybrid REITs.” An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. The Portfolio can invest in all three kinds of REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values, and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Direct investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Portfolio, a shareholder bears not only a proportionate share of the expenses of the Portfolio, but also may indirectly bear similar expenses of some of the REITs in which it invests.

REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements.  A repurchase agreement is an instrument under which the investor (such as the Portfolio) acquires ownership of a security (known as the “Underlying Security”) and the seller (i.e., a bank or primary dealer) agrees, at the time of the sale, to repurchase the Underlying Security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, unless the seller defaults on its repurchase obligations. The Portfolio will only enter into repurchase agreements where: (i) the underlying securities are of the type (excluding maturity limitations) which the Portfolio’s investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times at least equal to the value of the repurchase agreement, and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Portfolio’s custodian. Repurchase agreements usually are for short periods, often under one week, and will not be entered into by the Portfolio for a duration of more than seven days if, as a result, more than 15% (or, in the case of the Cash Reserves Fund, 10%) of the net asset value of the Portfolio would be invested in such agreements or other securities which are not readily marketable.

The Portfolio will assure that the amount of collateral with respect to any repurchase agreement is adequate. As with a true extension of credit, however, there is risk of delay in recovery or the possibility of inadequacy of the collateral should the seller of the repurchase agreement fail financially. In addition, the Portfolio could incur costs in connection with the disposition of the collateral if the seller were to default. The Portfolio will enter into repurchase agreements only with sellers deemed to be creditworthy by, or pursuant to guidelines established by, the Board of Trustees of the Trust and only when the economic benefit to the Portfolio is believed to justify the attendant risks. The Portfolio has adopted standards for the sellers with whom they will enter into repurchase agreements. The Board of Trustees of the Trust believe these standards are designed to reasonably assure that such sellers present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. The Portfolio may enter into repurchase agreements only with well-established securities dealers or with member banks of the Federal Reserve System.

SWAP AGREEMENTS. The Portfolio may enter into interest rate, index and currency exchange rate swap agreements in attempts to obtain a particularly desired return at a lower cost to the Portfolio than if the Portfolio has invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Portfolio’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Portfolio’s portfolio. The Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio’s assets.

Whether the Portfolio’s use of swap agreements enhance the Portfolio’s total return will depend on the Adviser’s ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Adviser will cause the Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio’s repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which include the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

DERIVATIVE SECURITIES. The Portfolio, to a limited extent, may use various derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates). A small investment in derivatives could have a potentially large impact on the Portfolio’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Portfolio will not correlate with the Portfolio’s other investments.  Use of derivative instruments presents various risks including the following:

Tracking  —  When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Portfolio from achieving the intended hedging effect or expose the Portfolio to the risk of loss.

Liquidity  —  Derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets the Portfolio may not be able to close out a position without incurring a loss.

Leverage – Trading in derivative instruments can result in large amounts of leverage.  Thus, the leverage offered by trading in derivative instruments may magnify the gains and losses experienced by the Portfolio and could cause the Portfolio’s net asset value to be subject to wider fluctuations than would be the case if the Portfolio did not use the leverage feature in derivative instruments.

Hedging — When a derivative is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa.  While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Investment —  When the Portfolio uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment.  The Portfolio is therefore directly exposed to the risks of that derivative.  Gains or losses from derivative investments may be substantially greater than the derivative’s original cost.

Availability — Derivatives may not be available to the Portfolio upon acceptable terms.  As a result, the Portfolio may be unable to use derivatives for hedging or other purposes.

Credit — When the Portfolio uses derivatives, it is subject to the risk that the other party to the agreement will not be able to perform.

TRADING IN FUTURES CONTRACTS.  U.S. futures contracts are traded on exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (the “CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Portfolio purchases or sells a security, no price would be paid or received by the Portfolio upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Portfolio’s open positions in futures contracts, the Portfolio would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Portfolio expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

REGULATION AS A COMMODITY POOL OPERATOR.  The Trust, on behalf of the Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Portfolio’s operation.  Accordingly, the Portfolio is not subject to registration or regulation as a commodity pool operator.

SEC SEGREGATION REQUIREMENTS.  In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the SEC Under those requirements, where the Portfolio has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if the Portfolio “covers” a long position. For a short position in futures or forward contracts held by the Portfolio, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

LIQUIDITY IMPACT OF MARGIN AND SEC SEGREGATION REQUIREMENTS.  Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days.  However, because the Portfolio’s cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Portfolio’s return could be diminished due to the opportunity losses of foregoing other potential investments.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS. VOLATILITY AND LEVERAGE. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract were deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount of margin deposited to maintain the futures contract. Furthermore, in the case of a futures contract purchase, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations under a futures contract, the Portfolio earmarks to the futures contract money market instruments or other liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

The Portfolio may elect to close some or all of its futures positions at any time prior to their expiration. The Portfolio would do so to reduce exposure represented by long futures positions or short futures positions. The Portfolio may close its positions by taking opposite positions, which would operate to terminate the Portfolio’s position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Portfolio, and the Portfolio would realize a loss or a gain. Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Portfolio intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. The reasons for the absence of a liquid secondary market on an exchange are substantially the same as those discussed under “Special Risks of Transactions in Options on Futures Contracts.” In the event that a liquid market does not exist, it might not be possible to close out a futures contract, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Portfolio would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or market or interest rate trends. There are several risks in connection with the use by the Portfolio of futures contracts as a hedging device. One risk arises because of the possible imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments, which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio’s underlying instruments sought to be hedged.

Successful use of futures contracts by the Portfolio for hedging purposes is also subject to the Adviser’s ability to correctly predict movements in the direction of the market. It is possible that, when the Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio’s portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of the Portfolio’s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if the Portfolio were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Portfolio would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Portfolio might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period.

UNITED STATES GOVERNMENT OBLIGATIONS. These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

UNITED STATES GOVERNMENT AGENCY SECURITIES. These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association (“Ginnie Mae”), Farmer’s Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Farm Credit Banks, the Federal National Mortgage Association (“Fannie Mae”), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency’s or instrumentality’s right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency’s or instrumentality’s own credit (e.g., Tennessee Valley Association).   On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

WARRANTS. The Portfolio may invest in warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security, which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

WHEN-ISSUED SECURITIES. The Portfolio may, from time to time, purchase securities on a “when-issued” or delayed delivery basis. The price for such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase, but may take up to three months. During the period between purchases and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Portfolio will maintain, in a segregated account with the custodian, cash or appropriate liquid securities equal in value to commitments for when-issued securities.

WRITING COVERED PUT OPTIONS. The Portfolio may write American or European style covered put options and purchase options to close out options previously written by the Portfolio. A put option gives the purchaser of the option the right to sell and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Portfolio would write put options only on a covered basis, which means that the Portfolio would maintain in a segregated account cash, U.S. government securities or other liquid appropriate securities in an amount not less than the exercise price or the Portfolio will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Portfolio would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security or currency for the Portfolio’s portfolio at a price lower than the current market price of the security or currency. In such event the Portfolio would write a put option at an exercise price, which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Portfolio. In addition, the Portfolio, because it does not own the specific securities or currencies, which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

CERTIFICATES OF DEPOSIT AND BANKERS’ ACCEPTANCES. The Portfolio may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

TEMPORARY DEFENSIVE MEASURES.  In response to market, economic, political or other conditions, the Adviser may temporarily use a different investment strategy for the Portfolio for defensive purposes. Such a strategy could include investing up to 100% of the Portfolio’s assets in cash or cash equivalent securities. This could affect the Portfolio’s performance and the Portfolio might not achieve its investment objectives.

PORTFOLIO TURNOVER RATE.  The Portfolio may engage in a high level of trading in seeking to achieve its investment objective, and the annual portfolio turnover rate may exceed 100%.  The portfolio turnover rate for the Portfolio is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.  A 100% portfolio turnover rate results, for example, if the equivalent of all the securities in the Portfolio’s portfolio are replaced in a one-year period.  The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption or shares.  The Portfolio is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

INVESTMENT RESTRICTIONS

The Portfolio has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Portfolio which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Portfolio represented at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.  The Portfolio will not:

(1) Purchase securities on margin, except the Portfolio may make margin deposits in connection with permissible options and futures transactions subject to (5) below and may obtain short-term credits as may be necessary for clearance of transactions.

(2) Issue any class of securities senior to any other class of securities except in compliance with the 1940 Act.

(3) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio’s total assets).  For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

(4) Purchase or sell real estate, or invest in real estate limited partnerships, except the Portfolio may, as appropriate and consistent with its respective investment objective, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities.

(5) Purchase or sell physical commodities or contracts thereon, except that the Portfolio may enter into financial futures contracts and options thereon.

(6) Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, in connection with the purchase of securities directly from an issuer in accordance with the Portfolio’s investment objective, policies and restrictions.

(7) Make loans, except that the Portfolio in accordance with its investment objective, policies and restrictions may: (i) invest in all or a portion of an issue of publicly issued or privately placed bonds, debentures, notes, other debt securities and loan participation interests for investment purposes; (ii) purchase money market securities and enter into repurchase agreements; and (iii) lend its portfolio securities in an amount not exceeding one-third of the value of the Portfolio’s total assets.

 (8) Make further investments when 25% or more of its total assets would be invested in any one industry (securities issued or guaranteed by the United States government, its agencies or instrumentalities are not considered to represent industries).

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE PORTFOLIO. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

The Portfolio may not:

(1) Invest in portfolio companies for the purpose of acquiring or exercising control of such companies.

(2) Invest in puts, calls, straddles, spreads or any combination thereof, except to the extent permitted by the Prospectus and Statement of Additional Information.

(3) Purchase or otherwise acquire any security or invest in a repurchase agreement if, as a result, more than 15% of the net assets of the Portfolio would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days. The Portfolio may invest without limitation in restricted securities provided such securities are considered to be liquid by Trustees, as may be delegated to the Adviser.  If, through a change in values, net assets or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

(4) Mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by the Portfolio, except as may be necessary in connection with permissible borrowings and then only if such mortgaging, pledging or hypothecating does not exceed 33 1/3% of such Portfolio’s total assets. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

If a restriction on the Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.  The Portfolio may exchange securities, exercise any conversion rights or exercise warrants or any other rights to purchase common stock or other equity securities and may hold such securities so acquired without regard to the foregoing investment restrictions.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Portfolio’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Portfolio shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Portfolio discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period.  In addition, the Portfolio will disclose its portfolio holdings reports on Forms N-CSR and Form N-Q two months after the end of each quarter/semi-annual period.

The Portfolio may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, the Portfolio’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

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The Adviser.  Personnel of the Adviser, including personnel responsible for managing the Portfolio’s portfolio, may have full daily access to portfolio holdings since that information is necessary in order for the Adviser to provide their management, administrative, and investment services to the Portfolio.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

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Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Portfolio; therefore, its personnel have full daily access to the Portfolio’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

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First National Bank of Omaha.  First National Bank of Omaha is the custodian for the Portfolio; therefore, its personnel have full daily access to the Portfolio’s holdings since that information is necessary in order for them to provide the agreed-upon services for the Portfolio.

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BBD, LLP. is the Portfolio’s independent registered public accounting firm; therefore, its personnel have access to the Portfolio’s holdings in connection with auditing of the Portfolio’s annual financial statements and providing assistance and consultation in connection with SEC filings.

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Thompson Hine, LLP.  Thompson Hine, LLP is counsel to the Portfolio; therefore, its personnel have access to the Portfolio’s holdings in connection with the review of the Portfolio’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients.  The Portfolio’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Portfolio’s portfolio securities at any time or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Portfolio, the Adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Portfolio’s portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures.  The Portfolio’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Portfolio’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolio from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the Securities and Exchange Commission.  The Board consists of five (5) individuals, four (4) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Mr. Michael Miola, who has served as the Chairman of the Board since the Trust was organized in 2005.  Mr. Miola is considered an interested person by virtue of his indirect controlling interest in Northern Lights Distributors, LLC.  The Board of Trustees is comprised of Mr. Miola and four (4) Independent Trustees.  The Independent Trustees have selected Mr. Anthony J. Hertl as Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly.  Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership.  The Trust believes that its Chairman, the independent chair of the Audit Committee, the Independent Lead Trustee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.  Mr. Miola has over 20 years of business experience in the investment management and brokerage business, serves as a member of 2 other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and 2 other fund boards.  Mr. Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Masters in Education Administration degree, is a Certified Financial Planner ("CFP") and serves as a member of 2 other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards. Mr. Anthony J. Hertl has over 20 years of business experience in financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a Certified Public Accountant designation and serves as a member of 6 other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and 2 other fund boards.  Mark H. Taylor, Ph.D., CPA, CFE, has over two decades of academic experience in the accounting and auditing areas, has a Doctor of Philosophy degree in Accounting, holds Certified Public Accountant and Certified Fraud Examiner designations, is Professor of Accountancy at the Weatherhead School of Management at Case Western Reserve University, serves as a member of 2 other mutual fund boards outside of the Fund Complex, currently serves on the AICPA Auditing Standards Board, and like the other Board members, also possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and 3 other fund boards.   Mr. John V. Palancia has over 30 years of business experience in financial services industry including serving as the Director of Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc.  Mr. Palancia also holds a Bachelor of Science degree in Economics.  He also possesses a strong understanding of risk management, balance sheet analysis and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch.  Additionally, he is well versed in the regulatory framework under which investment companies must operate based on his service as a member of 3 other fund boards. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004);

Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Fund Trust (since 2005)

Gary W. Lanzen Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Northern Lights Fund Trust (since 2005)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	97

Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (since February 2007); Northern Lights Fund Trust (since 2007);  NLFT III (Since February 2012)

John V. Palancia Born in 1954	Trustee Since 2011	Retired. Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc.(1975-2011).	97	Northern Lights Fund Trust (since 2012); NLFT III (Since February 2012)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Constellation Trust Co.; Northern Lights Fund Trust (since 2005)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since2006	President and Manager, Gemini Fund Services, LLC (since 2006); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.	N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Brian Nielsen Born in 1972	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1968	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1977	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1972	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A
Harris Cohen 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1981	Assistant Treasurer Since 2012	Manager of Fund Administration, Gemini Fund Services, LLC (since 2011); Senior Fund Administrator, Gemini Fund Services, LLC (2006-2011).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls.  The Audit committee operates pursuant to an Audit Committee Charter.  The Audit Committee is also responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate.  The Audit Committee generally will not consider shareholder nominees. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate. During the past fiscal year, the Audit Committee held twelve meetings.

Compensation

Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $3,500, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. The Audit Committee Chairman receives $2,000 additional annual fee. The Lead Independent Trustee receives an additional $2,000 annual fee. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.  The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2011 ..  Each Trustee has attended all quarterly meetings.  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust **	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex*** Paid to Trustees
L. Merill Bryan ****	$ 10,000	None	None	$ 70,000
Anthony J. Hertl	$ 13,000	None	None	$ 85,000
Gary Lanzen	$ 10,000	None	None	$ 70,000
Mark Taylor	$ 10,000	None	None	$ 70,000
John V. Palancia	None	None	None	None
Michael Miola*	None	None	None	None

_______________

*This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini

  Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant), Northern Lights Fund

  Distributors, LLC (the Portfolio’s Distributor) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

**There are currently multiple series comprising the Trust.  Trustees’ fees are allocated equally to the Funds in the Trust.

***The term “Fund Complex” includes the Northern Lights Fund Trust , Northern Lights Fund Trust III and the Northern Lights Variable Trust.

**** Mr. Bryan completed his service as a Trustee in 2011.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Trust as of December 31, 2011.

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John V. Palancia	None	None
Anthony J. Hertl	None	None
Gary Lanzen	None	None
Michael Miola*	None	None
Mark Taylor	None	None

* This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

Management Ownership

As of April 2, 2012, the Trustees, as a group, owned less than 1.00% of the Portfolio’s outstanding shares and less than 1.00% of the Fund Complex’s outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Portfolio.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control. As of April 2, 2012, the separate accounts of Midland National Life Insurance Company (“Midland National”), located at Variable Annuity Department, Des Moines, IA 50325, owned 98.14% of the Portfolio.  Because Midland National had voting authority with respect to approximately 100% of the value of the outstanding interests in the Portfolio, the Portfolio could be deemed to be under control of Midland National as of April 2, 2012.  As a result, Midland National could have the ability to approve or reject those matters submitted to the shareholders of the Portfolio for their approval, including the election of Trustees, approval of an investment advisory agreement and adoption of a distribution plan under Rule 12b-1 of the 1940 Act.

INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

The Adviser of the Portfolio is Critical Math Advisors LLC, located at 3840 Quakerbridge Road, Suite 130, Hamilton, New Jersey 08619 .. Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Portfolio (the “Advisory Agreement”), Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Portfolio, manages the operations of the Portfolio.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Portfolio in accordance with applicable law and the investment objective, policies and restrictions set forth in the Portfolio’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Portfolio and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Portfolio in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolio, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and  to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Portfolio with all necessary office facilities and personnel for servicing the Portfolio’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Portfolio or the Adviser performing services relating to research, statistical and investment activities.  The Advisory Agreement was approved by the Board, including by a majority of the Independent Trustees, at a meeting held on March 6, 2006, and last renewed at a meeting held on September 22, 2011.

In addition, the Adviser, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the Portfolio. These services include providing facilities for maintaining the Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Portfolio; preparing all general shareholder communications and conducting shareholder relations; maintaining the Portfolio’s records and the registration of the Portfolio’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Portfolio; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The following table sets forth the annual investment advisory fee rate payable by the Portfolio to Adviser pursuant to the Advisory Agreement, expressed as a percentage of the Portfolio’s average daily net assets:

PORTFOLIO	TOTAL INVESTMENT ADVISORY FEE
Adaptive Allocation Portfolio	1.00%

During the fiscal year ended December 31, 2011, the Portfolio paid the Adviser $328,068 in investment advisory fees. The fee is computed daily and payable monthly. During the fiscal year ended December 31, 2010, the Portfolio paid the Adviser $178,615 in investment advisory fees.  During the fiscal year ended December 31, 2009, the Portfolio paid the Adviser $132,138 in investment advisory fees.  The Adviser has agreed contractually to waive its management fee and to reimburse expenses, other than any front-end or contingent deferred loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation, at least until April 30, 2013, such that total annual fund operating expenses do not exceed 2.49% of average daily net assets, subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  No Reimbursement Amount will be paid to the Adviser in any fiscal quarter unless the Trust’s Board of Trustees has determined in advance that a reimbursement is in the best interest of the Portfolio and its shareholders.

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Trust.  Under the terms of the Advisory Agreement, the Trust is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser, (c) the fees and certain expenses of the custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Trust and of pricing the Trust’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Trust, (e) brokerage commissions and any issue or transfer taxes chargeable to the Trust in connection with its securities transactions, (f) all taxes and corporate fees payable by the Trust to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Trust, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Trust’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of each Portfolio. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of the Portfolio’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

Codes of Ethics

The Trust, the Adviser and the Distributor each have adopted codes of ethics (the “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust.  Under the code of ethics adopted by the Trust, the Trustees are permitted to invest in securities that may also be purchased by the Portfolio.

In addition, the Code, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Portfolio; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Portfolio to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Portfolio and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Portfolio, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

A copy of the Adviser’s Proxy Voting Policies is attached hereto as Appendix B.

More information. Information regarding how the Portfolio voted proxies relating to portfolio securities held by the Portfolio during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Portfolio at (1-866-263-9260); and (2) on the SEC’s website at http://www.sec.gov.

THE DISTRIBUTOR

Northern Lights Distributors, LLC (the “Distributor”) located at 4020 South 147th Street, Omaha, Nebraska 68137, serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an Underwriting Agreement with the Trust (the “Underwriting Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of Financial Industry Regulatory Authority (“FINRA”). The offering of the Portfolio’s shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Portfolio shares, will use its best efforts to distribute the Portfolio’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Portfolio at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Portfolio on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Portfolio. The Underwriting Agreement will automatically terminate in the event of its assignment.

Rule 12b-1 Plan

Under the terms of the Portfolio’s Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), the  Portfolio is authorized to pay the Distributor, participating insurance companies and other intermediaries compensation for account maintenance and shareholder services under the Plan and Agreement, an account maintenance/shareholder servicing fee at the annual rate of 0.25% and, for distribution, sales and promotional activities and services under this Plan and Agreement, incur distribution expenses at the annual rate of 0.75%, of the average net assets of the Portfolio.  Currently, the Board has authorized the Portfolio to pay expenses under the Plan at a maximum annual rate of 0.50% of the average net assets of the Portfolio.  Shareholders will receive notice of any increase.  Such fees are to be paid by the Portfolio monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Portfolio’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Distributor, participating insurance companies and other intermediaries shall use such fee, among other things, to pay interest and principal where such payments have been financed.

The Trust is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The initial term of the Plan is one year and this will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Rule 12b-1 Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plan.  The Plan may be terminated at any time by the Trust or the Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Portfolio. The Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Plan may not be amended to increase materially the amount paid by the Portfolio, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Portfolio (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan.  During the term of the Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees.  The Trust will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the  Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Portfolio at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Portfolio; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

During the fiscal year ended December 31, 2011, the Portfolio paid $82,017 in distribution related fees pursuant to the Plan. For the fiscal year indicated below, the Portfolio paid the following allocated distribution fees:

Actual 12b-1 Expenditures Paid by Portfolio During the Fiscal Year Ended December 31, 2011
Total Dollars Allocated
Advertising/Marketing	None
Printing/Postage	None
Payment to distributor	None
Payment to dealers	$ 82,017
Compensation to sales personnel	None
Other	None
Total	$ 82,017

PORTFOLIO MANAGERS

The Portfolio is managed by a team of professional money managers. The members of the team who are currently responsible for the day-to-day management of the Portfolio’s portfolio are Lewis Arno and Derek Bilcik.  As of December 31, 2011, they were responsible for the management of the following types of accounts:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Lewis Arno	2	$ 73.9 million	0	0	37	$ 5.7 million	$ 79.6 million
Derek Bilcik	2	$ 73.9 million	0	0	41	$ 5.9 million	$ 79.8 million

As indicated in the table above, portfolio managers at the Adviser may manage numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Portfolio. The Adviser has adopted policies and procedures designed to address these potential material conflicts.  For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources.  Additionally, the Adviser and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

For their services to the Adviser, each portfolio manager receives a fixed, non-performance-based salary from the Adviser based upon length of service and experience.  No other forms of compensation, including performance-based bonuses are offered to portfolio managers by the Adviser.

Ownership of Securities.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Portfolio as of December 31, 2011.

Name of Portfolio Manger	Dollar Range of Equity Securities in the Portfolio
Lewis Arno	None
Derek Bilcik	None

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Portfolio are made by the portfolio manager who is an employee of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by them on behalf of the Portfolio to brokers or dealers who may, but need not, provide research or statistical material or other services to the Portfolio or the Adviser for the Portfolio’s use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

•

the best net price available;

•

the reliability, integrity and financial condition of the broker or dealer;

•

the size of and difficulty in executing the order; and

•

the value of the expected contribution of the broker or dealer to the investment performance of the Portfolio on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Portfolio may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Portfolio. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of  Portfolio transactions may primarily benefit accounts other than the Portfolio’s, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolio.  However, a broker’s sale or promotion of Fund shares shall not be a factor considered by investment adviser personnel responsible for selecting brokers to effect securities transactions on behalf of the Portfolio, nor shall the Portfolio or the Adviser enter into any agreement or understanding under which the Portfolio directs brokerage transactions or revenue generated by those transactions to brokers to pay for distribution of Portfolio shares.

For the fiscal year ended December 31, 2011, the Portfolio paid brokerage commissions of approximately $20,615. For the fiscal year ended December 31, 2010, the Portfolio paid brokerage commissions of approximately $8,456.  For the fiscal year ended December 31, 2009, the Portfolio paid brokerage commissions of approximately $12,336.

PORTFOLIO TURNOVER

The Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of the Portfolio’s portfolio securities were replaced once within a one-year period. For the fiscal year ended December 31, 2011, the Portfolio’s turnover rate was 243%.   For the fiscal year ended December 31, 2010, the Portfolio’s turnover rate was 208%.  For the fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 203%.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC ("GFS"), which has its principal office at 450 Wireless Blvd., Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Portfolio pursuant to a Fund Services Agreement (the "Agreement") with the Portfolio and subject to the supervision of the Board.  GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Portfolio. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on March 6, 2006 and will remain in effect for two years from the applicable effective date for the Portfolio, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  The Agreement is terminable by the Board or GFS on 90 days' written notice and may be assigned by either party, provided that the Trust may not assign this Agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including:  (1) monitor the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitor the Portfolio's holdings and operations for post-trade compliance with the Portfolio's registration statement and applicable laws and rules; (3) prepare and coordinate the printing of semi-annual and annual financial statements; (4) prepare selected management reports for performance and compliance analyses; (5) prepare and disseminate materials for and attend and participate in meetings of the Board; (6) determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income, and excise tax requirements; (7) review the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) prepare and maintain the Trust's operating expense budget to determine proper expense accruals to be charged to the Portfolio to calculate its daily net asset value; (9) assist in and monitor the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust's Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinate the Trust's audits and examinations by assisting the Portfolio's independent public accountants; (11) determine, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitor sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitor the calculation of performance data for the Portfolio; (14) prepare, or cause to be prepared, expense and financial reports; (15) prepare authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assist the Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) perform other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

For the administrative services rendered to the Portfolio by GFS, the Portfolio pays GFS a fee which is equal to the greater of a minimum fee of $27,000 or 0.10% on the first $100 million of net assets of the Portfolio, 0.08% on the next $150 million of net assets of the Portfolio and 0.06% on net assets greater than $250 million on the average net assets of the Portfolio. The Portfolio also pays GFS for any out-of-pocket expenses.  For the fiscal year ended December 31, 2011, the Portfolio paid $33,598 for administrative fees. For the fiscal year ended December 31, 2010, the Portfolio paid $27,798 for administrative fees. For the fiscal year ended December 31, 2009, the Portfolio paid $28,577 for administrative fees.

In its role as Custody Administrator, GFS receives an annual fee based upon a percentage of the Portfolio's assets, plus certain transactional charges.  There are no minimum fees for GFS's work as Custody Administrator.

     GFS also provides the Portfolio with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Portfolio's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances between the Portfolio’s custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolio.

For the accounting services rendered to the Portfolio under the Agreement, the Portfolio pays GFS a fee equal to a minimum annual fee of $21,600, plus a basis point fee after the first $25 million in assets, plus out-of-pocket expenses.  For the fiscal year ended December 31, 2011, the Portfolio paid $22,991 for fund accounting fees. For the fiscal year ended December 31, 2010, the Portfolio paid $21,600 for fund accounting fees.  For the fiscal year ended December 31, 2009, the Portfolio paid $22,889 for fund accounting fees.

   GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolio pursuant to the Agreement. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the transfer agent services rendered to the Portfolio under the Agreement, the Portfolio pays GFS a transfer agency fee equal to a minimum fee of $13,500 or $14 per account.  The Portfolio also pays GFS for any out-of-pocket expenses. For the fiscal year ended December 31, 2011, the Portfolio paid $18,098 for transfer agency fees. For the fiscal year ended December 31, 2010, the Portfolio paid $13,934 for transfer agency fees. For the fiscal year ended December 31, 2009, the Portfolio paid $17,356 for transfer agency fees.

CUSTODIAN

First National Bank of Omaha (“FNBO” or the “Custodian”), 1620 Dodge Street, Omaha, NE 68197 serves as the custodian of the Portfolio’s assets pursuant to a Custody Agreement by and between FNBO and the Trust on behalf of the Portfolio.  FNBO’s responsibilities include safeguarding and controlling the Portfolio’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolio’s investments. Pursuant to the Custody Agreement, FNBO also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Portfolio may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Custody Administration. Pursuant to the terms of the Portfolio’s Custody Administration Agreement with the Administrator (the “Custody Administration Agreement”), the Portfolio pays an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

COMPLIANCE OFFICER

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust.   For the fiscal year ended December 31, 2011, the Portfolio paid $12,450 for compliance service fees. For the fiscal year ended December 31, 2010, the Portfolio paid $12,267 for compliance service fees. For the fiscal year ended December 31, 2009, the Portfolio paid $9,188 for compliance service fees.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest.  Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program is written and has been approved by the Fund’s Board of Trustees.  The program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officers who is responsible for implementing and monitoring the Program, an ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established reasonable anti-money laundering procedures, have reported suspicious and/or fraudulent activity and have completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading “How Shares are Priced,” the net asset value (“NAV”) of the Portfolio’s shares is determined by dividing the total value of the Portfolio’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange.  Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities.  Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Portfolio in good order prior to the NYSE Close on each day that the NYSE is open for trading are priced at the NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the NYSE Close, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV per share.

Redemption of Shares

The Portfolio will redeem all or any portion of a shareholder’s shares of the Portfolio when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably   practicable for the Portfolio fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (“SEC”) (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Portfolio.

The Portfolio has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolio will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Portfolio. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Portfolio intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after June 30, the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Portfolio unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Portfolio generally would not be liable for income tax on the Portfolio’s net investment income or net realized capital gains in their individual capacities.

The Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98 ..2 % of the Portfolio’s ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, the Portfolio expects to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable life or variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner.  Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax.  Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax.  Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

Additional Diversification Requirement

In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in the Portfolio. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable life or variable annuity contract as such would result in immediate imposition of federal income tax on variable life or variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

The Portfolio intends to comply, and continue to comply, with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts.  This requirement place certain limitations on the assets of each insurance company separate account, and, because section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, of the Portfolio, that may be invested in securities of a single issuer.  Specifically, the regulations require that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. Government Securities and securities of other registered investment companies.  Failure of the Portfolio to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by the Portfolio for the purpose of meeting the diversification test if the Portfolio meets certain requirements.  The Portfolio will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolio’s assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

The above discussion of the federal income tax treatment of the Portfolio assumes that all the insurance company accounts holding shares of the Portfolio are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code.  Additional tax consequences may apply to holders of variable contracts investing in a Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under Treasury regulations, if a shareholder realizes a loss on a disposition of the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that owns shares of the Portfolio, are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Portfolio has selected BBD, LLP, located at 1835 Market Street, 26th Floor, Philadelphia, PA 19103 as its independent registered public accounting firm for the current fiscal year.  The firm provides services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street , 17th Floor, Columbus , Ohio 43215 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Portfolio for the fiscal period ended December 31, 2011. You can obtain a copy of the Annual Report without charge by calling the Portfolio at 1- 866-263-9260.

APPENDIX A

DESCRIPTION OF BOND RATINGS

Standard & Poor’s Ratings Group. A Standard & Poor’s corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.   Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.   Nature of and provisions of the obligation.

3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA - This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody’s Investors Service, Inc. A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol “1” following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators “+” and “-” to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service LLP: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators “+” and “-” to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

•

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

•

SP-2 Satisfactory capacity to pay principal and interest.

•

SP-3 Speculative capacity to pay principal and interest.

Moody’s Short-Term Loan Ratings - Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

•

MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•

MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

•

MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

•

MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.: Commercial paper rated “Prime” carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor’s Ratings Group: “A” is the highest commercial paper rating category utilized by Standard & Poor’s Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its “A” classification.

Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service LLP: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

APPENDIX B

CRITICAL MATH ADVISORS, LLC

PROXY AND CORPORATE ACTION VOTING

POLICIES AND PROCEDURES

I.

POLICY

Critical Math Advisors, LLC (the “Adviser”) acts as discretionary investment adviser for various clients, which may include clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-end investment companies (“mutual funds”).  Adviser’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts.  Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures.  Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, Adviser’s utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA).  Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.

II.

PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.

PROCEDURES

The Chief Compliance Officer of the Adviser is ultimately responsible for ensuring that all proxies received by Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of the client’s best interests.  Although many proxy proposals can be voted in accordance with the Adviser’s established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

The Chief Compliance Officer of the Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A.

Conflicts of Interest

Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

• Manages a pension plan of a company whose management is soliciting proxies;

• Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

• Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between Adviser’s interests and a client’s interest, including a mutual fund client, Adviser will resolve such a conflict in the manner described below:

1.

Vote in Accordance with the Guidelines.  To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.

Obtain Consent of Clients.  To the extent that Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities.  The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of Adviser’s conflict that the client would be able to make an informed decision regarding the vote.  If a client does not respond to such a conflict disclosure request or denies the request, Adviser will abstain from voting the securities held by that client’s account.

3.

Client Directive to Use an Independent Third Party.  Alternatively, a client may, in writing, specifically direct Adviser to forward all proxy matters in which Adviser has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation.  Where such independent third party’s recommendations are received on a timely basis, Adviser will vote all such proxies in accordance with such third party’s recommendation.  If the third party’s recommendations are not timely received, Adviser will abstain from voting the securities held by that client’s account.

The Chief Compliance Officer of the Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process.  All material conflict of interest so identified by Adviser will be addressed as described above in this Section III.A.

B.

Limitations

In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where Adviser has determined that it is in the client’s best interest, Adviser will not vote proxies received.  The following are certain circumstances where Adviser will limit its role in voting proxies:

1.

Client Maintains Proxy Voting Authority:  Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client.  If any proxy material is received by Adviser, it will promptly be forwarded to the client or specified third party.

2.

Terminated Account:  Once a client account has been terminated with Adviser in accordance with its investment advisory agreement, Adviser will not vote any proxies received after the termination.  However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.

Limited Value:  If Adviser determines that the value of a client’s economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client’s proxies.  Adviser also will not vote proxies received for securities that are no longer held by the client’s account.  In addition, Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4.

Securities Lending Programs:  When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  However, where Adviser determines that a proxy vote (or other shareholder action) is materially important to the client’s account, Adviser may recall the security for purposes of voting.

5.

Unjustifiable Costs:  In certain circumstances, after doing a cost-benefit analysis, Adviser may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.

6.

Investments in Other Investment Companies: To the extent the Fund invests in other investment companies, the Fund is required by the Investment Company Act of 1940, as amended (the “IC Act”) to handle proxies received from these investment companies in a certain manner.  In particular it is the policy of the Adviser to vote all proxies received from other investment companies in the same proportion that all shares of the other investment companies are voted, or in accordance with instructions received from fund shareholders. All proxies received from other investment companies will be reviewed with the Chief Compliance Officer of the Adviser or appropriate legal counsel to ensure proper voting.  After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer of the Adviser for future reference.

IV.

RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how Adviser voted proxies with respect to the clients’ portfolio securities.  Clients may obtain information on how their securities were voted or a copy of Adviser’s Policies and Procedures by written request addressed to Adviser.  Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

V.

GUIDELINES FOR MUTUAL FUND CLIENTS OF THE ADVISER

Each proxy issue will be considered individually.  The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.

Oppose

The Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment.  Proposals in this category would include:

1.

Issues regarding the issuer’s Board entrenchment and anti-takeover measures such as the following:

a.

Proposals to stagger board members’ terms;

b.

Proposals to limit the ability of shareholders to call special meetings;

c.

Proposals to require super majority votes;

d.

Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.

Proposals regarding “fair price” provisions;

f.

Proposals regarding “poison pill” provisions; and

g.

Permitting “green mail”.

2.

Providing cumulative voting rights.

3.

“Social issues,” unless specific client guidelines supersede.

B.

Approve

Routine proposals are those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders.  Given the routine nature of these proposals, proxies will nearly always be voted with management.  Traditionally, these issues include:

1.

Routine Election of directors recommended by management, except if there is a proxy fight.

2.

Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3.

Date and place of annual meeting.

4.

Limitation on charitable contributions or fees paid to lawyers.

5.

Ratification of directors’ actions on routine matters since previous annual meeting.

6.

Confidential voting

Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.

The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7.

Limiting directors’ liability

8.

Eliminate preemptive right

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

9.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

10.

Employee Stock Purchase Plan

11.

Establish 401(k) Plan

C.

Case-By-Case

The Adviser will review each issue in this category on a case-by-case basis.  Voting decisions will be made based on the financial interest of the client.  These matters include:

1.

Pay directors solely in stocks

2.

Eliminate director mandatory retirement policy

3.

Rotate annual meeting location/date

4.

Option and stock grants to management and directors

5.

Allowing indemnification of directors and/or officers after reviewing the applicable laws

6.

and extent of protection requested.

D.

Proxies issued by Underlying Investment Companies

The Adaptive Allocation Fund, a series of the Northern Lights Fund Trust, and the Adaptive Allocation Portfolio (together with the Adaptive Allocation Fund, the “Funds”), a series of the Northern Lights Variable Trust, pursue their investment goals in part by investing in other investment companies that are not affiliated with the Funds (“Underlying Funds”).  As such, the Funds are required by the Investment Company Act of 1940, as amended (the “1940 Act”) to handle proxies received from Underlying Funds in a certain manner.  In particular, it is the policy of the Adviser to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from Funds shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act.  All proxies received from Underlying Funds will be reviewed to ensure proper voting.  After properly voted, the proxy materials are placed in a file maintained by the Adviser for future reference.

CAVEAT: The Firm ONLY votes proxies solicited by issuers of securities owned by Adaptive Allocation Fund and Adaptive Allocation Portfolio. Otherwise, the Firm does not vote individual client proxies.

CHANGING PARAMETERS PORTFOLIO

A Series of Northern Lights Variable Trust

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Changing Parameters Portfolio (the “Portfolio”) dated May 1, 2012, and the Annual Report to Shareholders of Changing Parameters Portfolio dated December 31, 2011.  Copies of these documents may be obtained without charge by contacting the Portfolio’s Transfer Agent, Gemini Fund Services, LLC, 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, or by calling 1-866-618-3456.

THE PORTFOLIO
TYPES OF INVESTMENTS
INVESTMENT RESTRICTIONS
POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS
MANAGEMENT
CONTROL PERSONS AND PRINCIPAL HOLDERS
INVESTMENT ADVISER
DISTRIBUTION AND SHAREHOLDER SERVICES PLAN
PORTFOLIO MANAGERS
ALLOCATION OF PORTFOLIO BROKERAGE
PORTFOLIO TURNOVER
OTHER SERVICE PROVIDERS
DESCRIPTION OF SHARES
ANTI-MONEY LAUNDERING PROGRAM
PURCHASE, REDEMPTION AND PRICING OF SHARES
TAX STATUS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
LEGAL COUNSEL
FINANCIAL STATEMENTS
APPENDIX A – DESCRIPTION OF BOND RATINGS
APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

 THE PORTFOLIO

The Changing Parameters Portfolio is a series of Northern Lights Variable Trust, a Delaware statutory trust organized on November 2, 2005 (the “Trust”). The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Portfolio may issue an unlimited number of shares of beneficial interest.  All shares of the Portfolio have equal rights and privileges.  Each share of the Portfolio is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Portfolio is entitled to participate equally with other shares (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Portfolio are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Portfolio is a non-diversified series of the Trust.  The Portfolio’s investment objectives, restrictions and policies are more fully described here and in the Prospectus.  The Board may start other series and offer shares of a new fund under the Trust at any time.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

The Portfolio's shares are only offered on a continuous basis to one insurance company that offers variable annuity insurance contracts and flexible premium variable life insurance policies (“Contracts”), certain qualified pension and retirement plans ("Qualified Plans"), separate accounts that are not registered as investment companies ("Unregistered Separate Accounts") and to other persons permitted to hold shares of the Trust pursuant to Treasury Regulation 1.817-5.    Presently, the Portfolio is only offered through separate accounts of one insurance company (the “Insurance Company”).  The Trust may file an Application for an Exemptive Order with the U.S. Securities and Exchange Commission (“SEC”),, which, when approved, will allow the Portfolio to be offered through the separate accounts of multiple insurance companies and to Qualified Plans and Unregistered Separate Accounts (the "Order").

The Portfolio does not foresee any disadvantage to purchasers of Contracts arising out of these arrangements.  Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of purchasers of various Contracts and/or Qualified Plans to conflict.  For example, violation of the federal tax laws by one separate account investing in any of the Portfolio could cause the Contracts funded through another separate account to lose their tax-deferred status, unless remedial action is taken.  If a material, irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its participation in the Portfolio.  If it becomes necessary for any separate account to replace shares of the Portfolio with another investment, the Portfolio may have to liquidate securities on a disadvantageous basis.  After receipt of the Order, the Adviser and the Portfolio will be subject to conditions imposed by the SEC designed to prevent or remedy any conflict of interest.  In this connection, the Board of Trustees will have the obligation to monitor events in order to identify any material, irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

For a description of the methods used to determine the share price and value of the Portfolio’s assets, see "Net Asset Value" in the Portfolio's Prospectus and "Purchase, Redemption and Pricing of Shares" in this Statement of Additional Information.

TYPES OF INVESTMENTS

The investment objective of the Portfolio and a description of its principal investment strategies are set forth under “Risk/Return Summary” in the Prospectus. The Portfolio’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the types of instruments in which the Portfolio may invest, strategies Changing Parameters, LLC (the “Adviser”) may employ in pursuit of the Portfolio’s investment objective and a summary of related risks.

Securities of Other Investment Companies

The Portfolio’s investments in an underlying portfolio of Exchange Traded Funds (“ETFs”), mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying funds. Due to legal limitations, the Portfolio will be prevented from: 1) purchasing more than 3% of an investment company’s (including ETFs) outstanding shares; 2) investing more than 5% of its assets in any single such investment company, and 3) investing more than 10% of its assets in investment companies overall; unless: (i) the underlying investment company and/or the Portfolio has received an order for exemptive relief from such limitations from the SEC; and (ii) the underlying investment company and the Portfolio take appropriate steps to comply with any conditions in such order. In the alternative, the Portfolio may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the NASD for funds of funds. In addition to ETFs, the Portfolio may invest in other investment companies such as open-end mutual funds or exchange-traded closed-end funds, within the limitations described above.

Exchange Traded Funds. ETFs are passive funds that track a specific index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of 50,000 shares for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

Closed-End Investment Companies. The Portfolio may invest its assets in "closed-end" investment companies (or “closed-end funds”), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Portfolio), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Portfolio generally will purchase shares of closed-end funds only in the secondary market. The Portfolio will incur normal brokerage costs on such purchases similar to the expenses the Portfolio would incur for the purchase of securities of any other type of issuer in the secondary market. The Portfolio may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Portfolio purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Portfolio may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Portfolio will ever decrease. In fact, it is possible that this market discount may increase and the Portfolio may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Portfolio's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Portfolio at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Portfolio.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Portfolio's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-end Investment Companies. The Portfolio and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund. Accordingly, when affiliated persons hold shares of any of the underlying funds, the Portfolio’s ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an underlying fund whose shares are purchased by the Portfolio will be obligated to redeem shares held by the Portfolio only in an amount up to 1% of the underlying fund's outstanding securities during any period of less than 30 days. Shares held by the Portfolio in excess of 1% of an underlying fund's outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Portfolio's total assets.

Under certain circumstances an underlying fund may determine to make payment of a redemption by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Portfolio may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Portfolio and its Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another such fund. The result would be an indirect expense to the Portfolio without accomplishing any investment purpose.

Equity Securities

Equity securities in which the Portfolio invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock. The Portfolio may invest in preferred stock with no minimum credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities. The Portfolio may invest in convertible securities with no minimum credit rating. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants. The Portfolio may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts. The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Foreign Securities

General. The Portfolio may invest directly in foreign securities and in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Portfolio by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Portfolio held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Portfolio’s currency exchange transactions do not fully protect the Portfolio against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Portfolio will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Portfolio’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Portfolio invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Portfolio’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities. The Portfolio may invest directly in and purchase ETFs and other closed-end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Debt Securities

The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Portfolio is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Portfolio.

At times, some of the mortgage-backed securities in which the Portfolio may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Portfolio to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers’ Acceptances

The Portfolio may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Portfolio may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

Time Deposits and Variable Rate Notes

The Portfolio may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Portfolio may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Portfolio as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Portfolio has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Portfolio and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Portfolio’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Portfolio’s investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

The Portfolio may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Portfolio may purchase bank obligations, which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Portfolio may also invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The value of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agencies

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Federal National Mortgage Association ("Fannie Mae"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the “FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the equity to normal business operations.  The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities’ weighted average life. Some mortgage pass-through securities (such as securities guaranteed by Ginnie Mae) are described as “modified pass-through securities.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is Ginnie Mae. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgage loans is assembled and after being approved by Ginnie Mae, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Treasury.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a U.S. government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Portfolio does not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities (“ARMs”) in which the Portfolio may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Portfolio invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Portfolio invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Portfolio invests to be shorter than the maturities stated in the underlying mortgages.

Securities Options

 The Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The Portfolio’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Portfolio's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Portfolio expires unexercised, the Portfolio realizes a loss equal to the premium paid. If the Portfolio enters into a closing sale transaction on an option purchased by it, the Portfolio will realize a gain if the premium received by the Portfolio on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Portfolio expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Portfolio is exercised, the proceeds of the sale will be increased by the net premium originally received and the Portfolio will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Portfolio of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Portfolio. Inasmuch as the Portfolio's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Portfolio bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Portfolio's securities that would result in a loss on both such securities and the options on stock indices acquired by the Portfolio.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Portfolio is unable to close out a call option on securities that it has written before the option is exercised, the Portfolio may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Portfolio is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Portfolio will segregate assets to cover transactions in which the Portfolio writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Portfolio's assets to cover or segregated accounts could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Options on Futures Contracts. The Portfolio may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Portfolio might look to a clearing corporation to exercise exchange-traded options, if the Portfolio were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, the Portfolio may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally wrote the option. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Portfolio will treat dealer options as subject to the Portfolio’s limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolio will change its treatment of such instruments accordingly.

Spread Transactions. The Portfolio may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Portfolio the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Portfolio does not own, but which is used as a benchmark. The risk to the Portfolio, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Portfolio against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Repurchase Agreements

The Portfolio may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Portfolio) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Portfolio on repurchase. In either case, the income to the Portfolio generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Portfolio to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Portfolio could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Portfolio is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Portfolio purchases or sells a security, no price would be paid or received by the Portfolio upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Portfolio's open positions in futures contracts, the Portfolio would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Portfolio expects to earn interest income on its margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Trading in Swap Contracts

A swap contract is a derivative financial instrument pursuant to which  parties (known as counterparties) exchange cash flows over an agreed-upon time frame based upon a notional par amount using reference to agreed-upon prices, rates, indices or other financial market measures to determine the cash flows to be exchanged.  Common examples include: (1) interest rate swaps where one counterparty pays a fixed rate of interest and the other counterparty pays a floating rate based upon a reference rate such as the London Inter-Bank Offered Rate; (2) total return swaps where one counterparty pays a floating rate based upon a reference rate such as LIBOR and the other counterparty pays the total rate of return of a stock market index such as the Standard & Poor's 500; (3) credit default swaps where one counterparty pays a fixed rate and the other counterparty pays a floating rate derived from the default related losses of a single issuer or a basket of issuers.  Swap contracts can be used for both (1) investment purposes, as a substitute for an investment in an actual security or portfolio of securities, and for (2) hedging purposes to adjust the exposure of a portfolio to various market factors such as interest rates, debt default rates and stock market rates of return.

The use of swaps as an investment strategy or hedging vehicle may result in lower performance than if the Portfolio had not used swap contracts because swaps may be subject to additional risks including the following: liquidity risk, counterparty default risk, correlation risk and leverage risk.

The Portfolio may enter into interest rate swaps.  Interest rate swaps, in their most basic form, involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest.  For example, the Portfolio might exchange its right to receive certain floating rate payments in exchange for another party’s right to receive fixed rate payments.  Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different interest indexes or rates, even if the parties do not own the underlying instruments.  Despite their differences in form, the function of interest rate swaps is generally the same: to increase or decrease the Portfolio’s exposure to long or short-term interest rates.  For example, the Portfolio may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date.

The Portfolio may enter into credit default swap ("CDS") contracts for investment purposes.  If the Portfolio is a seller in a CDS contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a reference debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.  In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred.  If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations.  As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap.

The Portfolio may also purchase CDS contracts in order to hedge against the risk of default of debt securities it holds, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph.  This would involve the risk that the swap may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability).  It would also involve credit risk; the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

The Portfolio may enter into total return swaps.  Total return swaps are used either as substitutes for owning the physical securities that comprise a given market index or as a means of obtaining non-leveraged exposure in markets where no physical securities are available, such as an interest rate index.  Total return refers to the payment (or receipt) of an index’s total return, which is then exchanged for the receipt (or payment) of a floating interest rate.  Total return swaps provide the Portfolio with the additional flexibility of gaining exposure to a market or sector index by using the most cost-effective vehicle available.  For example, the Portfolio can gain exposure to the broad mortgage sector by entering into a swap agreement whereby the Portfolio receives the total return of the Barclay’s Capital Mortgage Index in exchange for a short-term floating interest rate, such as the 3-month LIBOR.  This is fundamentally identical to purchasing the underlying securities that comprise the index, which requires an investor to pay cash, thereby surrendering the short-term interest rate to be earned from cash holdings, in order to receive the return of the index.  Total return swaps provide the Portfolio with the opportunity to actively manage the cash maintained by the Portfolio as a result of not having to purchase securities to replicate a given index.  Similar to interest rate swaps, the cash backing total return swaps are actively managed to earn a premium in excess of the floating rate paid on the swap.

The Portfolio may enter into equity swaps.  In an equity swap, payments on one or both sides are linked to the performance of equities or an equity index.  Equity swaps are normally used to (1) initiate and maintain cross-border equity exposures either in an index or a specific stock portfolio; (2) temporarily eliminate exposure to an equity portfolio without disturbing the underlying equity position; or (3) increase, reduce, or eliminate market exposure to a single issue or a narrow stock portfolio or obtain greater diversification for a limited period of time without disturbing an underlying position.

Regulation as a Commodity Pool Operator

The Trust, on behalf of the Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Portfolio's operation.  Accordingly, the Portfolio is not subject to registration or regulation as a commodity pool operator.

When-Issued, Forward Commitments and Delayed Settlements

The Portfolio may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled “Custodian”) will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Portfolio may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Portfolio’s commitment. It may be expected that the Portfolio’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Portfolio does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Portfolio will segregate liquid assets to satisfy its purchase commitments in the manner described, the Portfolio’s liquidity and the ability of the Adviser to manage them may be affected in the event the Portfolio’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Portfolio will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a taxable capital gain or loss. When the Portfolio engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

The Portfolio generally may invest up to 15% of its net assets in illiquid securities. If through the appreciation of illiquid securities or the depreciation of liquid securities, the Portfolio should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, including restricted securities, the Portfolio will take immediate steps to protect liquidity.  Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the 1933 Act) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Portfolio might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Portfolio might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

Under guidelines adopted by the Trust's Board, the Portfolio's Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organization (“NRSRO”) or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Borrowing

The Portfolio may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Leverage will magnify changes in the Portfolio's net asset value and on the Portfolio's investments.  Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for the Portfolio.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio's net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.

The Portfolio may also borrow funds to meet redemptions or for other emergency purposes.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Portfolio to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Portfolio may be required to dispose of some of its portfolio holdings within three days in order to reduce the Portfolio's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit.  Either of these requirements would increase the cost of borrowing over the stated interest rate.  Borrowing by the Portfolio creates an opportunity for increased net income, but at the same time, creates special risk considerations.  For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio's investment portfolio.

Lending Portfolio Securities

For the purpose of achieving income, the Portfolio may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Portfolio may at any time call the loan and obtain the return of securities loaned, (3) the Portfolio will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Portfolio.

Short Sales

The Portfolio may sell securities short involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which the Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. To the extent the Portfolio sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). The Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate of the value of all collateral plus the amount in such segregated account exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board of Trustees. A short sale is "against the box" to the extent the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Temporary Defensive Positions

To respond to adverse market, economic, political or other conditions, the Portfolio may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  The Portfolio may be invested in these instruments for extended periods, depending on the Adviser's assessment of market conditions.  These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Portfolio is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that the Portfolio invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Portfolio would bear its pro- rata portion of such money market funds’ advisory fees and operational fees.  The Portfolio may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Non-Diversification of Investments

The Portfolio is non-diversified under the 1940 Act. This means that under the 1940 Act, there is no restriction as to how much the Portfolio may invest in the securities of any one issuer, except that the Portfolio can not invest more than 25% of its assets in any one industry (and therefore, no more than 25% in any one operating company). However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code (the “Code”), the Portfolio intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, the Portfolio, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of the Portfolio’s total assets. In addition, the Portfolio, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of the Portfolio’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As a non-diversified investment company, the Portfolio may be subject to greater risks than a diversified company because of the larger impact of fluctuation in the values of securities of fewer issues.

INVESTMENT RESTRICTIONS

The Portfolio has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Portfolio which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Portfolio represented at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Portfolio.

1. Borrowing Money. The Portfolio will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Portfolio; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Portfolio’s total assets at the time when the borrowing is made.

2. Senior Securities. The Portfolio will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Portfolio will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Portfolio may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Portfolio will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Portfolio from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Portfolio will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Portfolio from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Portfolio will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Portfolio will not invest 25% or more of its total assets in a particular industry or group of industries. The Portfolio will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE PORTFOLIO. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1. Pledging. The Portfolio will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Portfolio except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Portfolio will not purchase any security while borrowings representing more than one third of its total assets are outstanding.

3. Margin Purchases. The Portfolio will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Portfolio for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, or futures contracts.

4. Illiquid Investments. The Portfolio will not invest 15% or more of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

If a restriction on the Portfolio’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in average duration of the Portfolio’s investment portfolio, resulting from changes in the value of the Portfolio’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Portfolio’s portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Portfolio shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Portfolio discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period.  In addition, the Portfolio will disclose its portfolio holdings reports on Forms N-CSR and Form N-Q approximately two months after the end of each quarter/semi-annual period.

 The Portfolio may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, the Portfolio’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

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The Adviser.  Personnel of the Adviser, including personnel responsible for managing the Portfolio’s investment portfolio, may have full daily access to the Portfolio’s investment portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Portfolio.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

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Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Portfolio; therefore, its personnel have full daily access to the Portfolio’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

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The Bank of New York Mellon is the custodian for the Portfolio; therefore, its personnel have full daily access to the Portfolio’s portfolio holdings since that information is necessary in order for it to provide the agreed-upon services for the Portfolio.

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BBD, LLP is the Portfolio’s independent registered public accounting firm; therefore, its personnel have access to the Portfolio’s portfolio holdings in connection with auditing of the Portfolio's annual financial statements and providing assistance and consultation in connection with SEC filings.

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Thompson Hine LLP is counsel to the Portfolio therefore, its personnel have access to the Portfolio’s portfolio holdings in connection with the review of the Portfolio's annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients.  The Portfolio’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Portfolio’s portfolio securities at any time or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings.  In no event shall the Portfolio, the Adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Portfolio’s portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures.  The Portfolio’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Portfolio’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolio from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the Securities and Exchange Commission. The Board consists of five (5) individuals, four (4) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Mr. Michael Miola, who has served as the Chairman of the Board since the Trust was organized in 2005.  Mr. Miola is considered an interested person by virtue of his indirect controlling interest in Northern Lights Distributors, LLC ("NLD").  Although NLD does not serve as distributor of the Portfolio, NLD serves as distributor for other series of the Trust.  The Board of Trustees is comprised of Mr. Miola and four (4) Independent Trustees.  The Independent Trustees have selected Mr. Anthony J. Hertl as Lead Independent Trustee.  Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly.  Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership.  The Trust believes that its Chairman, the independent chair of the Audit Committee, the Independent Lead Trustee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair.    The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.  Mr. Miola has over 20 years of business experience in the investment management and brokerage business, serves as a member of 2 other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and 2 other fund boards.  Mr. Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Masters in Education Administration degree, is a Certified Financial Planner ("CFP") and serves as a member of 2 other mutual fund board s outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards.  Mr. Anthony J. Hertl has over 20 years of business experience in financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a Certified Public Accountant designation and serves as a member of 4 other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards.  Mark H. Taylor, Ph.D., CPA, CFE, has over two decades of academic experience in the accounting and auditing areas, has a Doctor of Philosophy degree in Accounting, holds Certified Public Accountant and Certified Fraud Examiner designations, is Professor of Accountancy at the Weatherhead School of Management at Case Western Reserve University, serves as a member of 2 other mutual fund boards outside of the Fund Complex, currently serves on the AICPA Auditing Standards Board, and like the other Board members, also possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and 3 other fund boards. Mr. John V. Palancia has over 30 years of business experience in financial services industry including serving as the Director of Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc.  Mr. Palancia also holds a Bachelor of Science degree in Economics.  He also possesses a strong understanding of risk management, balance sheet analysis and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch.  Additionally, he is well versed in the regulatory framework under which investment companies must operate based on his service as a member of 3 other fund boards.  The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004);

Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Fund Trust (since 2005)

Gary W. Lanzen Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Northern Lights Fund Trust (since 2005)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	97

Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (since February 2007); Northern Lights Fund Trust (since 2007);  NLFT III (Since February 2012)

John V. Palancia Born in 1954	Trustee Since 2011	Retired. Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc.(1975-2011).	97	Northern Lights Fund Trust (since 2012); NLFT III (Since February 2012)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Born in 1952	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Constellation Trust Co.; Northern Lights Fund Trust (since 2005)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since2006	President and Manager, Gemini Fund Services, LLC (since 2006); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.	N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Brian Nielsen Born in 1972	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1968	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1977	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1972	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A
Harris Cohen 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1981	Assistant Treasurer Since 2012	Manager of Fund Administration, Gemini Fund Services, LLC (since 2011); Senior Fund Administrator, Gemini Fund Services, LLC (2006-2011).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes to the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls.  The Audit committee operates pursuant to an Audit Committee Charter. The Audit Committee is also responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee generally will not consider shareholder nominees. In addition, The Audit Committee is responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate. During the past fiscal year, the Audit Committee held twelve meetings.

 Compensation

Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $3,500, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. The Audit Committee Chairman receives $2,000 additional annual fee. The Lead Independent Trustee receives an additional $2,000 annual fee. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2011.  Each Trustee has attended all quarterly meetings.  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust **	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex*** Paid to Trustees
L. Merill Bryan ****	$ 10,000	None	None	$ 70,000
Anthony J. Hertl	$ 13,000	None	None	$ 85,000
Gary Lanzen	$ 10,000	None	None	$ 70,000
Mark Taylor	$ 10,000	None	None	$ 70,000
John V. Palancia	None	None	None	None
Michael Miola*	None	None	None	None

_______________

*This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant), and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

**There are currently multiple series comprising the Trust.  Trustees’ fees are allocated equally to the funds in the Trust.

***The term “Fund Complex” includes the Northern Lights Fund Trust , Northern Lights Fund Trust III and the Northern Lights Variable Trust.

**** Mr. Bryan completed his service as a Trustee in 2011.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Trust as of December 31, 2011.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John V. Palancia	None	None
Anthony J. Hertl	None	None
Gary Lanzen	None	None
Michael Miola*	None	None
Mark Taylor	None	None

* This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

Management Ownership

As of April 2, 2012, the Trustees, as a group, owned less than 1.00% of the Portfolio’s outstanding shares and less than 1.00% of the Fund Complex’s outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

  A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Portfolio. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control. As of April 2, 2012, separate accounts of Jefferson National Life Insurance Company (“JNL”), located at 9920 Corporate Campus Drive, Louisville, Kentucky 40223 are the only shareholders of the Portfolios.  Because JNL had voting authority with respect to approximately 100% of the value of the outstanding interests in the Portfolio, the Portfolio could be deemed to be under the control of JNL as of April 2, 2012.   As a result, JNL could have the ability to approve or reject those matters submitted to the shareholders of the Portfolio for their approval, including the election of Trustees, approval of an investment advisory agreement and adoption of a distribution plan under Rule 12b-1 of the 1940 Act.

INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

The Adviser of the Portfolio is Changing Parameters, LLC, located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025. Pursuant to the Investment Advisory Agreement with the Trust, on behalf of the Portfolio (the “Advisory Agreement”), the Adviser, subject to the supervision of the Board of the Trust, and in conformity with the stated policies of the Portfolio, manages the operations of the Portfolio. Howard Smith is the controlling member of the Adviser.

Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Portfolio in accordance with applicable law and the investment objective, policies and restrictions set forth in the Portfolio’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Portfolio and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Portfolio in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Portfolio, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and  to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Portfolio with all necessary office facilities and personnel for servicing the Portfolio’s investments compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Portfolio or the Adviser performing services relating to research, statistical and investment activities. The Advisory Agreement was approved by the Board, including by a majority of the Independent Trustees, at a meeting held on February 19, 2007, and last renewed at a meeting held on December 14, 2011.

In addition, the Adviser, subject to the supervision of the Board of Trustees, provides the management and administrative services necessary for the operation of the Portfolio. These services include providing facilities for maintaining the Trust’s organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Portfolio; preparing all general shareholder communications and conducting shareholder relations; maintaining the Portfolio’s records and the registration of the Portfolio’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Portfolio; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

The following table sets forth the annual management fee rate payable by the Portfolio to Changing Parameters, LLC pursuant to the Advisory Agreement, expressed as a percentage of the Portfolio’s average daily net assets, computed daily and payable monthly:

FUND	TOTAL MANAGEMENT FEE
Changing Parameters Portfolio	1.50%

The fee is computed daily and payable monthly. During the fiscal year ended December 31, 2011, the Portfolio incurred $213,035 in investment advisory fees, $93,601 of which was waived. During the fiscal year ended December 31, 2010, the Portfolio incurred $196,420 in investment advisory fees, $90,573 of which was waived. During the fiscal year ended December 31, 2009, the Portfolio incurred $144,859 in investment advisory fees, $86,104 of which was waived. The Adviser is contractually limiting total annual operating expenses, including advisory fees, of the Portfolio through April 30, 2013 (including the Advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation), subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits, to the following amounts:

PORTFOLIO	EXPENSE LIMITATION
Changing Parameters Portfolio	2.25%

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Trust.  Under the terms of the Advisory Agreement, the Portfolio is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Portfolio and of pricing the Portfolio’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Portfolio, (e) brokerage commissions and any issue or transfer taxes chargeable to the Portfolio in connection with its securities transactions, (f) all taxes and corporate fees payable by the Portfolio to governmental agencies, (g) the fees of any trade association of which the Trust may be a member, (h) the cost of share certificates representing shares of the Portfolio, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Portfolio and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Portfolio’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Portfolio who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business.

Under the terms of the expense limitation agreement, the following examples of fees and expenses that would not be considered to be extraordinary or non-recurring include, but are not limited to, taxes, interest, loan commitment fees, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser, SEC fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Portfolio’s existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders’ reports and meetings.

The Advisory Agreement continue d in effect for an initial two (2) year term and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of each Portfolio. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of the Portfolio’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

Codes of Ethics

The Trust and the Adviser each have adopted codes of ethics (the “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Code adopted by the Trust, the Trustees are permitted to invest in securities that may also be purchased by the Portfolio.

In addition, the Code, which applies only to the Trust’s executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission and in other public communications made by the Portfolio; iii) compliance with applicable governmental laws, rule and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Portfolio and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Portfolio, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

A copy of the Adviser's proxy voting policies is attached hereto as Appendix B.

More information. Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Portfolio at 1-800-672-9152 and (2) on the SEC’s website at http://www.sec.gov and will be sent within three business days of receipt of a request.

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

Pursuant to a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) approved on February 19, 2007 by the Board of Trustees, the Portfolio is authorized to pay the participating insurance company and other intermediaries, compensation for distribution and shareholder services.  The Plan permits the Portfolio to pay compensation for account maintenance, shareholder services, distribution, sales and promotional activities at the annual rate of up to 0.50% of the average net assets of the Portfolio.  Currently, the Board has authorized the Portfolio to pay expenses under the Plan at a maximum annual rate of 0.45% of the average net assets of the Portfolio.  Shareholders will receive notice of any increase.  Such fees are to be paid by the Portfolio monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Portfolio’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The participating insurance company and other intermediaries shall use such fee, among other things, to pay interest and principal where such payments have been financed.

The Trust is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

The initial term of the Plan was one year and it will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of Trustees of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan.  The Plan may be terminated at any time by the Trust or the Portfolio by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Portfolio. The Plan will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Plan may not be amended to increase materially the amount paid by the Portfolio, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the Portfolio (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the Rule 12b- 1 Trustees by votes cast in person at a meeting called for the purpose of voting on the Plan.  During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees.  The Trust will preserve copies of the Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the  Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Portfolio at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Portfolio; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

 For the fiscal year ended December 31, 201 1 , the Portfolio paid $ 63,911 in distribution related fees pursuant to the Plan, and the payments were allocated as follows:

Actual 12b-1 Expenditures Paid by Portfolio For the Fiscal Year Ended December 31, 201 1

Advertising/Marketing	None
Printing/Postage	None
Payment to distributor	None
Payment to dealers	$63,911
Compensation to sales personnel	None
Other	None
Total	$63,911

PORTFOLIO MANAGERS

Mr. Howard Smith and Mr. Robert Levenson are the Portfolio Managers of the Portfolio, and are responsible for the day-to-day management of the Portfolio. As of December 31, 2011, they were responsible for the management of the following types of accounts in addition to the Changing Parameters Portfolio:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Mr. Howard Smith
Registered Investment Cos.	None	None	None	None
Other Pooled Investment Vehicles	None	None	None	None
Other Accounts	486	$123,622,605	None	None
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Mr. Robert Levenson
Registered Investment Cos.	None	None	None	None
Other Pooled Investment Vehicles	None	None	None	None
Other Accounts	0	0	1	$3,636,239

Conflicts of Interest

The Adviser has not identified any material conflicts between the Portfolio and other accounts managed by each portfolio manager. However, actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Portfolio and other accounts, if a portfolio manager begins managing other accounts. The management of the Portfolio and other accounts may result in unequal time and attention being devoted to the Portfolio and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the Portfolio, whereby the portfolio manager could favor one account over another. Further, a potential conflict could include the portfolio mangers’ knowledge about the size, timing and possible market impact of Portfolio trades, whereby he could use this information to the advantage of other accounts and to the disadvantage of the Portfolio. These potential conflicts of interest could create the appearance that the portfolio manager is favoring one investment vehicle over another.

Compensation.

 For their services as portfolio managers to the Portfolio, Mr. Howard Smith and Mr. Robert Levenson each receive a fixed annual salary based on tenure, experience, level of responsibility at the Adviser.  Each is eligible for a discretionary annual bonus based on the overall pre-tax profitability of the Adviser.    They also participate in an SEP-IRA on the same basis as all other employees.

Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Portfolio as of December 31, 2011.

/TR>

Name of Portfolio Manger	Dollar Range of Equity Securities in the Portfolio
Howard Smith	$ 500,001-$1,000,000
Robert Levenson	$500,001-$1,000,000

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Portfolio are made by the portfolio managers who are employees of the Adviser. The Adviser is authorized by the Trustees to allocate the orders placed by it on behalf of the Portfolio to brokers or dealers who may, but need not, provide research or statistical material or other services to the Portfolio or the Adviser for the Portfolio’s use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

•

the best net price available;

•

the reliability, integrity and financial condition of the broker or dealer;

•

the size of and difficulty in executing the order; and

•

the value of the expected contribution of the broker or dealer to the investment performance of the Portfolio on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Portfolio may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Portfolio. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Portfolio transactions may primarily benefit accounts other than the Portfolio’s, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Portfolio. For the fiscal year ended December 31, 2011, the Portfolio paid brokerage commissions of $12,034. For the fiscal year ended December 31, 2010, the Portfolio paid brokerage commissions of $27,531. For the fiscal year ended December 31, 2009, the Portfolio paid brokerage commissions of $17,260.

PORTFOLIO TURNOVER

The Portfolio’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of the Portfolio’s portfolio securities were replaced once within a one-year period. For the fiscal year ended December 31, 2011, the Portfolio’s turnover rate was 390%. For the fiscal year ended December 31, 2010, the Portfolio’s turnover rate was 521%.  The lower portfolio turnover rate is due to an adjustment in investment strategy and investment instruments. Increased emphasis is given to investments that have longer holding periods.  For the fiscal year ended December 31, 2009, the Portfolio’s turnover rate was 1,611%.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC ("GFS"), which has its principal office at 450 Wireless Blvd., Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Portfolios pursuant to a Fund Services Agreement (the "Agreement") with the Portfolios and subject to the supervision of the Board.  GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Portfolios. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on March 6, 2006 and will remain in effect for two years from the applicable effective date for each Portfolio, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  The Agreement is terminable by the Board or GFS on 90 days' written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including:  (1) monitor the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitor each Portfolio's holdings and operations for post-trade compliance with the Portfolio's registration statement and applicable laws and rules; (3) prepare and coordinate the printing of semi-annual and annual financial statements; (4) prepare selected management reports for performance and compliance analyses; (5) prepare and disseminate materials for and attend and participate in meetings of the Board; (6) determine income and capital gains available for distribution and calculate distributions required to meet regulatory, income, and excise tax requirements; (7) review the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) prepare and maintain the Trust's operating expense budget to determine proper expense accruals to be charged to each Portfolio to calculate its daily net asset value; (9) assist in and monitor the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust's Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinate the Trust's audits and examinations by assisting each Portfolio's independent public accountants; (11) determine, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitor sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitor the calculation of performance data for the Portfolios; (14) prepare, or cause to be prepared, expense and financial reports; (15) prepare authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) provide information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assist each Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) perform other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

  For the administrative services rendered to the Portfolio by GFS, the Portfolio pays GFS a fee equal to the greater of a minimum fee of $36,000 or 0.10% on the first $100 million of net assets, 0.08% on the next $150 million of net assets and 0.06% on net assets greater than $250 million. The Portfolio also pays GFS for any out-of-pocket expenses.

For the fiscal year ended December 31, 2011, the Portfolio paid $35,227 in administration fees. For the fiscal year ended December 31, 2010, the Portfolio paid $36,000 in administration fees. For the fiscal year ended December 31, 2009, the Portfolio paid $34,136 in administration fees.

    GFS also provides the Portfolio with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Portfolio's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolios' custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolio.

For the accounting services rendered to the Portfolio under the Agreement, the Portfolio pays GFS a fee equal to a base annual fee of $21,600 plus 0.02% on net assets of $25 million to $100 million and 0.01% on net assets greater than $100 million. The Portfolio also pays GFS for any out-of-pocket expenses.

For the fiscal year ended December 31, 2011, the Portfolio paid $22,501 in fund accounting fees. For the fiscal year ended December 31, 2010, the Portfolio paid $23,601 in fund accounting fees. For the fiscal year ended December 31, 2009, the Portfolio paid $21,324 in fund accounting fees ..

   GFS also acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolio pursuant to the Agreement. Under the Agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the transfer agent services rendered to the Portfolio under the Agreement, the Portfolio pays GFS a transfer agency fee equal to a minimum fee of $13,500 or $14 per account and $2 for closed accounts.  The Portfolio also pays GFS for any out-of-pocket expenses. For the fiscal year ended December 31, 2011, the Portfolio paid $13,350 in transfer agency fees. For the fiscal year ended December 31, 2010, the Portfolio paid $14,250 in transfer agency fees. For the fiscal year ended December 31, 2009, the Portfolio paid $12,572 in transfer agency fees.

CUSTODIAN

The Bank of New York Mellon (the “Custodian”), One Wall Street, 25th Floor, New York, NY 10286 serves as the custodian of the Portfolio’s assets pursuant to a Custody Agreement by and between the Bank of New York and the Trust on behalf of the Portfolio.  The Custodian’s responsibilities include safeguarding and controlling the Portfolio’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolio’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Portfolio may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

CUSTODY ADMINISTRATOR

Under the Custody Agreement with the Custodian, the Administrator serves as custody administrator on behalf of the Portfolio, and performs certain labor intensive tasks, for which it receives a share of the custody fees paid to the Custodian, including a share of the asset-based fee and certain transaction fees.

COMPLIANCE SERVICES

Northern Lights Compliance Services, LLC (“NLCS”), 4020 South 147th Street, Omaha, NE 68137, an affiliate of GFS, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. For the fiscal year ended December 31, 2011, the Portfolio paid $13,168 for compliance service fees. For the fiscal year ended December 31, 2010, the Portfolio paid $11,501 for compliance service fees.  For the fiscal year ended December 31, 2009, the Portfolio paid $11,484 for compliance service fees.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest.  Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolio. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program is written and has been approved by the Fund’s Board of Trustees.  The program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officer who is responsible for implementing and monitoring the Program, ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Portfolio’s Transfer Agent has established reasonable anti-money laundering procedures, has reported suspicious and/or fraudulent activity and has completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "How Shares are Priced," the net asset value ("NAV") of the Portfolio's shares is determined by dividing the total value of the Portfolio's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange.  Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options; futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolio normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Portfolio in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Redemption of Shares

The Portfolio will redeem all or any portion of a shareholder's shares of the Portfolio when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times when:

(a)  the NYSE is closed, other than customary weekend and holiday closings;

(b)  trading on that exchange is restricted for any reason;

(c)  an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably   practicable for the Portfolio fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (“SEC”) (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)  the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Portfolio.

The Portfolio has qualified and intends to continue to qualify and has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to continue to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Portfolio should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements. Net investment income and net capital gain of the Portfolio will be computed in accordance with Section 852 of the Code.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carry forward of the Portfolio. Capital losses incurred in tax years beginning December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

The Portfolio intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain, if any, will be made annually, and no later than December 31 of each year. Both types of distributions will be in shares of the Portfolio unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Portfolio must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Portfolio’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Portfolio’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Portfolio fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Portfolio would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Portfolio generally would not be liable for income tax on the Portfolio’s net investment income or net realized capital gains in their individual capacities.

The Portfolio is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98.2% of the Portfolio’s ordinary income for the calendar year and at least 98% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Portfolio during the preceding calendar year. Under ordinary circumstances, the Portfolio expects to time its distributions so as to avoid liability for this tax.

For a discussion of the tax consequences to holders of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable life or variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends, and capital appreciation without current federal income tax liability for the owner.  Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax.  Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax.  Investors should consult with competent tax advisers for a more complete discussion of possible tax consequences in a particular situation.

Additional Diversification Requirement

In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable life or variable annuity contracts held in the Portfolio. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the Treasury Department, adequately diversified. Disqualification of the variable life or variable annuity contract as such would result in immediate imposition of federal income tax on variable life or variable annuity contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

The Portfolio intends to comply, and continue to comply, with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset ( i.e .., separate) accounts.  This requirement places certain limitations on the assets of each insurance company separate account, and, because section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, of the Portfolio, that may be invested in securities of a single issuer.  Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments.  For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency or instrumentality is considered a separate issuer.  Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, U.S. Government Securities and securities of other registered investment companies.  Failure of the Portfolio to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

Treasury regulations provide that a variable annuity contract will be able to look through to the assets held by the Portfolio for the purpose of meeting the diversification test if the Portfolio meets certain requirements.  The Portfolio will be managed in such a manner as to comply with the diversification requirements and to allow the variable annuity contracts to be treated as owning a proportionate share of the Portfolio’s assets. It is possible that in order to comply with the diversification requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

The above discussion of the federal income tax treatment of the Portfolio assumes that all the insurance company accounts holding shares of the Portfolio are either segregated asset accounts underlying variable contracts as defined in Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code.  Additional tax consequences may apply to holders of variable contracts investing in the Portfolio if any of those contracts are not treated as annuity, endowment or life insurance contracts.

Under Treasury regulations, if a shareholder realizes a loss on a disposition of the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (such as an insurance company holding the separate accounts referenced in this SAI), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.  Direct shareholders of Portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as the separate accounts that owns shares of the Portfolio, are not excepted. This filing requirement applies even though, as a practical matter, any such loss would not reduce the taxable income of the insurance company holding the separate accounts. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

Shareholders should consult their tax advisers about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Portfolio has selected BBD, LLP, located at 1835 Market Street, 26th Floor, Philadelphia, PA 19103, as its independent registered public accounting firm for the current fiscal year.  The firm provides services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Columbus, Ohio 43215 serves as the Trust's legal counsel.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Portfolio for the fiscal year ended December 31, 2011. You can obtain a copy of the Annual Report without charge by calling the Portfolio at 813-514-6764.

APPENDIX A

DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group. A Standard & Poor's corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.   Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.   Nature of and provisions of the obligation.

3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service, Inc. A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service LLP: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

•

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

•

SP-2 Satisfactory capacity to pay principal and interest.

•

SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

•

MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•

MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

•

MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

•

MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service LLP: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

OF CHANGING PARAMETERS L.L.C.

CHANGING PARAMETERS L.L.C.

PROXY VOTING POLICIES AND PROCEDURES

(Adopted September 21, 2006)

Pursuant to the recent adoption by the Securities and Exchange Commission (the “Commission”) of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In its standard investment advisory agreement, Changing Parameters LLC  ("CP") specifically states that it does not vote proxies and the client, including clients governed by ERISA, is responsible for voting any proxies.  Therefore, CP will not vote proxies for these clients.  However, CP will vote proxies on behalf of investment company clients ("Portfolios").  CP has instructed all custodians, other than Portfolio custodians, to forward proxies directly to its clients, and if CP accidentally receives a proxy for any non-Portfolio client, current or former, the Chief Compliance Officer will promptly forward the proxy to the client.  In order to fulfill its responsibilities to Portfolios, CP has adopted the following policies and procedures for proxy voting with regard to companies in the Portfolio's investment portfolios.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors.  While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability.  Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions.  Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests.  Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency.  Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company’s securities.

DECISION METHODS

We generally believe that the individual portfolio managers that invest in and track particular companies are the most knowledgeable and best suited to make decisions with regard to proxy votes.  Therefore, we rely on those individuals to make the final decisions on how to cast proxy votes.

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly.

In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other.  In such a case, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

Notwithstanding the forgoing, the following policies will apply to investment company shares owned by the Portfolio.  Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the “1940 Act”), a fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by a fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the fund and all affiliated persons of the fund; and (ii) the fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½% percent.  Therefore, each Portfolio (or the Adviser acting on behalf of the Portfolio) must comply with the following voting restrictions unless it is determined that the Portfolio is not relying on Section 12(d)(1)(F):

•

when the Portfolio exercises voting rights, by proxy or otherwise, with respect to any investment company owned by the Portfolio, the Portfolio will either

o

seek instruction from the Portfolio’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or

o

vote the shares held by the Portfolio in the same proportion as the vote of all other holders of such security.

PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually.  We also believe that turnover in board composition promotes independent board action; fresh approaches to governance, and generally has a positive impact on shareholder value.  We will generally vote in favor of non-incumbent independent directors.

The election of a company’s board of directors is one of the most fundamental rights held by shareholders.  Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.  These may include:

1.

Requiring senior executives to hold stock in a company.

2.

Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans

While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value.  Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 650-327-7705.  We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client’s securities.

Statement of Additional Information
May 1, 2012

JNF Equity Portfolio

JNF Balanced Portfolio

Each a series of the Northern Lights Variable Trust

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Portfolios’ Prospectus dated May 1, 2012. You can obtain a copy of the Prospectus without charge by contacting Jefferson National Financial Corp. at 866-667-0561.

PORTFOLIO HISTORY

INVESTMENT RESTRICTIONS

INVESTMENT STRATEGIES

TEMPORARY DEFENSIVE POSITIONS

PORTFOLIO TURNOVER

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

SECURITIES TRANSACTIONS

CONTROL PERSONS AND PRINCIPAL OWNERS

MANAGEMENT

PORTFOLIO MANAGERS

OTHER SERVICE PROVIDERS

PLAN OF DISTRIBUTION

ADMINISTRATIVE SERVICES LETTER AGREEMENT

TRUSTEES AND OFFICERS OF THE TRUST

NET ASSET VALUES OF THE SHARES OF THE PORTFOLIOS

ANTI-MONEY LAUNDERING PROGRAM

PROXY VOTING SUMMARY

DISCLOSURE OF THE PORTFOLIOS’ HOLDINGS

DIVIDENDS, DISTRIBUTIONS AND TAXES

DESCRIPTION OF SHARES

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

LEGAL COUNSEL

FINANCIAL STATEMENTS

APPENDIX A –  DESCRIPTION OF BOND RATINGS

APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES ..

PORTFOLIO HISTORY

Each of the JNF Equity Portfolio (the “Equity Portfolio”) and the JNF Balanced Portfolio (the “Balanced Portfolio” or the “Portfolios”), is a series of Northern Lights Variable Trust, a Delaware statutory trust organized on November 23, 2005 (the “Trust”).  The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Portfolios may issue an unlimited number of shares of beneficial interest.  All shares of the Portfolios have equal rights and privileges.  Each share of the Trust is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of a Portfolio is entitled to participate equally with other shares (i) in dividends and distributions declared by the Portfolio and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of each Portfolio are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Each Portfolio is a diversified series of the Trust.  Each Portfolio’s investment objective, restrictions and policies are more fully described here and in the Prospectus.  The Board may start other series and offer shares of a new portfolio under the Trust at any time.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

JNF Advisors, Inc. (the "Adviser") serves as investment adviser to each Portfolio.  Chicago Equity Partners, LLC is the sub-adviser for each of the Equity and Balanced Portfolios ..

Shares of the Portfolios are offered to a participating insurance company in order to fund certain of their separate accounts used to support variable annuity contracts and variable life insurance policies (the “Contracts”).  Although not currently doing so, the Portfolios also may serve as an investment medium for qualified pension and retirement plans outside of the separate account context.  The rights of the insurance company holding Trust shares for a separate account are different from the rights of the owner of a Contract. The terms “shareholder” or “shareholders” in this SAI shall refer to the participating insurance company, and not to any Contract owner.

The Trust serves as the underlying investment medium for sums invested in Contracts issued by Jefferson National Life Insurance Company, the participating insurance company. Jefferson National Life Insurance Company (“Jefferson National”), which is affiliated with the Adviser and, therefore, indirectly affiliated with the Trust, offers the Portfolios through variable life insurance policies and variable annuities it issues. Trust shares are not offered directly to and may not be purchased directly by members of the public.

For a description of the methods used to determine the share price and value of the Fund’s assets, see "Purchase and Redemption of Shares" in the Portfolios' Prospectus and "Net Asset Values of the Shares of the Portfolios" in this Statement of Additional Information.

INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions and policies relating to the investment of assets of the Portfolios and their activities. These are fundamental policies and may not be changed without the approval of the holders of a “majority” of the outstanding shares of each Portfolio affected. Under the 1940 Act, the vote of such a “majority” means the vote of the holders of the lesser of (i) 67 percent of the shares represented at a meeting at which more than 50 percent of the outstanding shares are represented or (ii) more than 50 percent of the outstanding shares. A change in policy affecting only one Portfolio may be effected with the approval of the holders of a “majority” of the outstanding shares of such Portfolio.

Each Portfolio may not (except as noted):

1.

Purchase securities on margin or sell securities short, except that Portfolios engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, and except that each Portfolio may make short sales against the box and that effecting short sales against the box will not be deemed to constitute a purchase of securities on margin;

2.

Purchase or sell commodities or commodity contracts (which, for the purpose of this restriction, shall not include foreign currency futures or forward currency contracts), except: (a) any Portfolio may engage in interest rate futures contracts, stock index futures, futures contracts based on other financial instruments, and options on such futures contracts; and (b) the Balanced Portfolio may engage in futures contracts on gold;

3.

Borrow money or pledge, mortgage, or assign assets, except that a Portfolio may: (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter it will have an asset coverage of at least 300 percent; (b) enter into reverse repurchase agreements, options, futures, options on futures contracts, foreign currency futures contracts and forward currency contracts as described in the Prospectus and in this Statement of Additional Information. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for future contracts, and options on futures contracts and foreign currency futures and forward currency contracts will not be deemed to be pledges of a Portfolio’s assets)

4.

Underwrite securities of other issuers;

5.

With respect to 75 percent of its total assets, invest more than 5 percent of its assets in the securities of one issuer if thereafter the Portfolio in question would have more than 5 percent of its assets in the securities of any issuer; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

6.

Invest in securities of a company for the purpose of exercising control or management;

7.

Write, purchase or sell puts, calls or any combination thereof, except that the  Each Portfolio may write listed covered or secured calls and puts and enter into closing purchase transactions with respect to such calls and puts if, after writing any such call or put, not more than 25 percent of the assets of the Portfolio are subject to covered or secured calls and puts, and except that each Portfolio may purchase calls and puts with a value of up to 5 percent of such Portfolio’s net assets;

8.

Participate on a joint, or on a joint and several basis, in any trading account in securities;

9.

Invest in the securities of issuers in any one industry if thereafter more than 25 percent of the assets of the Portfolio in question would be invested in securities of issuers in that industry; investing in cash items (including time and demand deposits such as certificates of deposit of domestic banks), U.S. Government securities, or repurchase agreements as to these securities, shall not be considered investments in an industry;

10.

Purchase or sell real estate, except that it may purchase marketable securities which are issued by companies which invest in real estate interests therein;

11.

Lend any of its assets except to purchase or hold money market instruments permitted by its investment objective and policies; or

12.

Issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Portfolio, provided that the Portfolio’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

In order to limit the risks associated with entry into repurchase agreements, the Trustees have adopted certain criteria (which are not fundamental policies) to be followed by the Portfolios. These criteria provide for entering into repurchase agreement transactions (a) only with banks or broker-dealers meeting certain guidelines for creditworthiness, (b) that are fully collateralized as defined therein, (c) on an approved standard form of agreement and (d) that meet limits on investments in the repurchase agreements of any one bank, broker or dealer.

Non-Fundamental Investment Restrictions

The following investment strategy is designated as a non-fundamental policy with respect to Equity Portfolio and may be changed by the Board without shareholder approval and upon providing shareholders with 60 days notice.  These investment strategies are in compliance with Rule 35d-1 under the 1940 Act concerning investment company names.

The Equity Portfolio will invest at least 80 percent of its net assets (plus any borrowings made for investment purposes) in U.S. common stocks.

INVESTMENT STRATEGIES

In addition to the investment strategies described in the Prospectus, the Equity Portfolio may:

•

Invest in below investment grade securities, commonly known as “junk bonds”.

 •

Invest in restricted securities, such as private placements, which are not registered with the Securities and Exchange Commission. Restricted securities are generally illiquid; however, the Sub-Adviser focuses on those that it believes are liquid and may not invest in any restricted security that would cause more than 15 percent of the Equity Portfolio’s total assets to be invested in illiquid securities. To the extent more than 15% of the Equity Portfolio's net assets are invested in illiquid securities, such illiquid securities will be sold in order to reduce the percentage of illiquid securities below 15%.

 •

Invest in securities that qualify to be sold directly to institutional investors pursuant to Rule 144A under the Securities Act of 1933.

•

Use various investment strategies and techniques when the Adviser or Sub-Adviser determines that such use is appropriate in an effort to meet the Portfolio’s investment objectives.  Such strategies and techniques include, but not limited to: writing listed “covered” call and “secured” put options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; borrowing from banks to purchase securities; purchasing foreign securities in the form of American Depositary Receipts (“ADRs”); purchasing securities of other investment companies; entering into repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short “against the box.” See “Description of Securities and Investment Techniques” below for further information.

In addition to the investment strategies described in the Prospectus, the Balanced Portfolio may:

•

If the Adviser or Sub-Adviser believes that inflationary or monetary conditions warrant a significant investment in companies involved in precious metals, invest up to 10 percent of its total assets in the equity securities of companies exploring, mining, developing, producing, or distributing gold or other precious metals.

•

Invest in below investment grade securities, commonly known as “junk bonds”.

•

Invest in zero coupon securities and payment-in-kind securities.

•

Invest in equity and debt securities of foreign issuers, including non-U.S. dollar–denominated securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof.  As a non-fundamental operating policy, the Balanced Portfolio will not invest more than 50 percent of its total assets (measured at the time of investment) in foreign securities.  See “Description of Securities and Investment Techniques” below for further information.

•

Invest in restricted securities, such as private placements, which are not registered with the Securities and Exchange Commission. Restricted securities are generally illiquid; however, the Sub-Adviser focuses on those that it believes are liquid and may not invest in any restricted security that would cause more than 15 percent of the Balanced Portfolio’s total assets to be invested in illiquid securities. To the extent more than 15% of the Balanced Portfolio’s net assets are invested in illiquid securities, such illiquid securities will be sold in order to reduce the percentage of illiquid securities below 15%.

•

Invest in securities that qualify to be sold directly to institutional investors pursuant to Rule 144A under the Securities Act of 1933.

•

Use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Portfolio’s investment objective, including but not limited to: writing listed “covered” call and “secured” put options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, gold, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; purchasing foreign securities; entering into foreign currency transactions and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short “against the box.”  See “Description of Securities and Investment Techniques” below for further information.

Rating Agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities.  The Board of Trustees has designated Moody’s, Standard & Poors (“S&P”), Fitch Ratings ("Fitch") and Dunn & Bradstreet.("D&B").  The Board of Trustees must assess at least annually the reliability of NRSROs it has designated.  Appendix A to this SAI describes the various ratings assigned to fixed income securities by Moody’s, S&P, D&B and Fitch. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. The Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. The sub-adviser does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.

TEMPORARY DEFENSIVE POSITIONS

When unusual market or other conditions warrant, a Portfolio may temporarily depart from its investment objective.  In assuming a temporary defensive position, each Portfolio may invest in money market instruments without limit.

PORTFOLIO TURNOVER

The Portfolios’ portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Portfolio during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Portfolio. A 100% turnover rate would occur if all of the Portfolio’s portfolio securities were replaced once within a one-year period. For the fiscal year ended December 31, 2011, the Equity and Balanced portfolio turnover rate was 123% and 103%, respectively. For the fiscal year ended December 31, 2010, the Equity and Balanced portfolio turnover rate was 123% and 79%, respectively. For the fiscal year ended December 31, 2009, the Equity and Balanced portfolio turnover rate was 122% and 109%, respectively.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The different types of securities and investment techniques common to one or more Portfolios all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline.  With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates.  The investments and investment techniques common to one or both Portfolios and their risks are described in greater detail below.

The investment objectives of the Portfolios are not fundamental.  Unless specifically designated otherwise, all investment policies and practices described in this SAI are not fundamental, meaning that the Trust’s Board of Trustees (“Board”) may change them without shareholder approval.

The following discussion describes in greater detail different types of securities and investment techniques used by the individual Portfolios, as well as the risks associated with such securities and techniques.

U.S. Government Securities and Securities of International Organizations

Each Portfolio may invest in U.S. Government securities.  U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

The Portfolios may purchase obligations issued by international organizations, such as Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development (the “World Bank”), which are not U.S. Government securities.  These international organizations, while not U.S. Government agencies or instrumentalities, have the ability to borrow from member countries, including the United States.

Municipal Obligations

The Portfolios may invest in Municipal Obligations.  Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.  In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal; the interest paid on such obligations may be exempt from federal income tax, although current tax laws place substantial limitations on the size of such issues. Such obligations are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

Common Stocks and Other Equity Securities

The Equity and Balanced Portfolios may invest in Common Stocks and other Equity Securities.  Common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Stocks of companies that are not expected to experience significant earnings growth, but whose stocks the sub-adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the sub-adviser’s assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that the sub-adviser has placed on it.

Many stocks may have both "growth" and "value" characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Small and Medium Capitalization Companies

The Equity Portfolio may invest a substantial portion of its assets in securities issued by small- and mid-cap companies. While these companies generally have potential for rapid growth, investments in such companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies may lack the management experience, financial resources, product diversification, and competitive strengths of companies with larger market capitalizations.  In addition, in many instances the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, these securities may be subject to greater and more abrupt price fluctuations.  When making large sales, a Portfolio may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small- and mid-cap company securities.  As a result, an investment in this Portfolio may be subject to greater price fluctuations than an investment in a portfolio that invests primarily in larger, more established companies. The Adviser's research efforts may also play a greater role in selecting securities for these Portfolios than in a portfolio that invests in larger, more established companies.

Preferred Stock

The Equity and Balanced Portfolios may invest in Preferred Stock.  Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects.  Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, and shareholders may suffer a loss of value if dividends are not paid.  Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.  Under ordinary circumstances, preferred stock does not carry voting rights.

Debt Securities

The Portfolios may each invest in U.S. dollar–denominated corporate debt securities of domestic issuers.  The Balanced Portfolio may invest in debt securities of foreign issuers that may or may not be U.S. dollar–denominated.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade category debt securities, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated debt securities, and generally have some speculative characteristics. A debt security will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated Baa or BBB (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

Corporate debt securities may pay fixed or variable rates of interest or interest at a rate contingent upon some other factor, such as price of some commodity.  These securities may be convertible into preferred or common stock, or may be bought as part of a unit containing common stock.  A debt security may be subject to redemption at the option of the issuer at a price set in the security’s governing instrument.

As discussed more fully earlier in the SAI, the Portfolios will not invest in rated debt securities which are rated below Caa/CCC. Both Portfolios may invest in unrated securities as long as the Adviser determines that such securities have investment characteristics comparable to securities that would be eligible for investment by a Portfolio by virtue of a rating. Many securities of foreign issuers are not rated by Moody’s or Standard & Poor’s; therefore, the selection of such issuers depends, to a large extent, on the credit analysis performed or used by the Adviser.

Below Investment Grade Securities

In General. The Portfolios may invest in below investment grade securities. Below investment grade securities (commonly known as “junk bonds”) are securities rated BB+ or lower by S&P or Ba1 or lower by Moody’s, securities comparably rated by another NRSRO, or unrated securities of equivalent quality.  Below investment grade securities are deemed by the rating agencies to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.  Below investment grade securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. As discussed below, these risks are significantly greater in the case of below investment grade securities.

Below investment grade securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) adverse changes in the financial condition of the issuers, (3) price fluctuation in response to changes in interest rates and (4) limited liquidity and secondary market support.

Subsequent to purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that its holdings do not exceed the permissible amount as set forth in the Prospectus and this SAI.

Effect of Interest Rates and Economic Changes.  All interest-bearing securities typically experience appreciation when interest rates decline,and depreciation when interest rates rise.  The market values of below investment grade securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates.  Below investment grade securities also tend to be more sensitive to economic conditions than are higher-rated securities.  As a result, they generally involve more credit risks than securities in the higher-rated categories.  During an economic downturn, or a sustained period of rising interest rates, highly leveraged issuers of below investment grade securities may experience financial stress which may adversely affect their ability to service their debt obligations, meet projected business goals, and obtain additional financing.  Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Portfolio’s net asset value.

Payment Expectations.  Below investment grade securities may contain redemption, call or prepayment provisions which permit the issuer of such securities to, at its discretion, redeem the securities.  During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate.  To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Portfolio may have to replace the securities with a lower yielding security, which would result in a lower return.

Credit Ratings.  Credit ratings issued by credit-rating agencies are designed to evaluate the safety of principal and interest payments of rated securities.  They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the risks of an investment.  In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security.  With regard to an investment in below investment grade securities, the achievement of a Portfolio’s investment objective may be more dependent on the Sub-Adviser’s own credit analysis than is the case for higher rated securities.  Although the Sub-Adviser considers security ratings when making investment decisions, it does not rely solely on the ratings assigned by the rating services. Rather, the Sub-Adviser performs research and independently assesses the value of particular securities relative to the market.  The Sub-Adviser’s analysis may include consideration of the issuer’s experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and the issuer’s responsiveness to changes in business conditions and interest rates.  It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Sub-Adviser buys and sells debt securities principally in response to its evaluation of an issuer’s continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates.

Liquidity and Valuation.  Below investment grade securities may lack an established retail secondary market, and to the extent a secondary trading market does exist, it may be less liquid than the secondary market for higher rated securities.  The lack of a liquid secondary market may negatively impact a Portfolio's ability to dispose of particular securities.  The lack of a liquid secondary market for certain securities may also make it more difficult for a Portfolio to obtain accurate market quotations for purposes of valuing the Portfolio’s portfolio.  In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of below investment grade securities, especially in a thinly traded market.

Because of the many risks involved in investing in below investment grade securities, the success of such investments is dependent upon the credit analysis of the Sub-Adviser.  Although the market for below investment grade securities is not new, and the market has previously weathered economic downturns, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. Differing yields on debt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.

Convertible Securities

The Equity and Balanced Portfolios may invest in convertible securities.  A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt.  Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock.  Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile.  The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.  A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which could have an adverse effect on a Portfolio’s ability to achieve its investment objective.

Mortgage-Backed Securities

Each Portfolio may invest in mortgage-backed securities. Mortgage-backed securities are interests in “pools” of mortgage loans made to residential home buyers including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see “Mortgage Pass-Through Securities,” below).  The Portfolios may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see “Collateralized Mortgage Obligations” below), and in other types of mortgage-related securities.

Mortgage Pass-Through Securities.  These are securities representing interests in “pools” of mortgages in which periodic payments of both interest and principal on the securities are made by “passing through” periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, (“Ginnie Mae”)), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

Ginnie Mae Certificates.  Ginnie Mae certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. Ginnie Mae certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity.  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the Ginnie Mae certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

Fannie Mae and Freddie Mac Mortgage-Backed Obligations.  Fannie Mae, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. Fannie Mae guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. Fannie Mae also issues REMIC certificates, which represent interests in a trust funded with Fannie Mae certificates. REMIC certificates are guaranteed by Fannie Mae and not by the full faith and credit of the U.S. Government.

Freddie Mac, a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. Freddie Mac guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. Government.

As is the case with Ginnie Mae certificates, the actual maturity of and realized yield on particular Fannie Mae and Freddie Mac pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Collateralized Mortgage Obligations and Mortgage-Backed Bonds.  The Portfolios may purchase mortgage-backed securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of either collateralized mortgage obligations (“CMOs”) or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer’s payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with Ginnie Mae certificates and Fannie Mae and Freddie Mac pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a holder could sustain a loss. If new types of mortgage-related securities are developed and offered to other types of investors, investments in such securities will be considered.

Risks of Mortgage-Backed Securities.  Mortgage pass-through securities, such as Ginnie Mae certificates or Fannie Mae and Freddie Mac mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions and IOs and POs, are subject to, early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure). Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

Asset-Backed Securities

The Equity and Balanced Portfolios may purchase asset-backed securities.  Asset-backed securities represent fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured.  These assets are generally held by a trust.  Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level.  Certificate holders may experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.  Other asset-backed securities may be developed in the future.

Zero Coupon Bonds

The Balanced Portfolio may invest in zero coupon securities. Zero coupon bonds are debt obligations which make no fixed interest payments but instead are issued at a significant discount from face value.  Like other debt securities, the market price can reflect a premium or discount, in addition to the original issue discount, reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors.  The original issue discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity (or the first interest payment date) at a rate of interest reflecting the market rate at the time of issuance.  Because zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

The original issue discount on zero coupon bonds must be included in a Portfolio’s income ratably as it accrues. Accordingly, to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax, a Portfolio may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  These distributions must be made from the Portfolio’s cash assets or, if necessary, from the proceeds of sales of portfolio securities.  Such sales could occur at a time which would be disadvantageous to a Portfolio and when the Portfolio would not otherwise choose to dispose of the assets.

Pay-In-Kind Bonds

The Balanced Portfolio may invest in pay-in-kind bonds.  These bonds pay “interest” through the issuance of additional bonds, thereby adding debt to the issuer's balance sheet. The market prices of these securities are likely to respond to changes in interest rates to a greater degree than the prices of securities paying interest currently.  Pay-in-kind bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Portfolio will realize no cash until the cash payment date and the Portfolio may obtain no return at all on its investment if the issuer defaults.

The holder of a pay-in-kind bond must accrue income with respect to these securities prior to the receipt of cash payments thereon.  To avoid liability for federal income and excise taxes, a Portfolio most likely will be required to distribute income accrued with respect to these securities, even though the Portfolio has not received that income in cash, and may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Collateralized Bond Obligations

A collateralized bond obligation (“CBO”) is a type of asset-backed security.  Specifically, a CBO is an investment grade bond which is backed by a diversified pool of high risk, high yield fixed-income securities. The pool of high yield securities is separated into “tiers” representing different degrees of credit quality. The top tier of CBOs is backed by the pooled securities with the highest degree of credit quality and pays the lowest interest rate.  Lower-tier CBOs represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tier typically receives the residual interest payments (i.e. money that is left over after the higher tiers have been paid) rather than a fixed interest rate.  The return on the bottom tier of CBOs is especially sensitive to the rate of defaults in the collateral pool.

Eurodollar and Yankeedollar Obligations

Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities.  There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies.  Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments.  In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities, as are United States banks, and such branches may not be subject to reserve requirements.

Foreign Securities

The Balanced Portfolio may invest in equity securities of foreign issuers. The Balanced Portfolio may invest up to 50 percent of its net assets in such securities. The Equity Portfolio and Balanced Portfolio may invest in American Depositary Receipts (“ADRs”), which are described below.

Investments in foreign securities may offer unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit a Portfolio to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign and domestic exchange rates, and the possible imposition of exchange controls or other foreign governmental laws or restrictions on foreign investments or repatriation of capital. In addition, with respect to certain countries, there is the possibility of nationalization or expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries. Since the Balanced Portfolio may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned.  The Balanced Portfolio generally will incur costs in connection with conversion between various currencies.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets.

There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All of the foregoing risks may be intensified in emerging markets.

Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors in all cases.

ADRs are certificates issued by a U.S. bank or trust company representing the right to receive securities of a foreign issuer deposited in a foreign subsidiary or branch or a correspondent of that bank. Generally, ADRs are designed for use in U.S. securities markets and may offer U.S. investors more liquidity than the underlying securities. The Portfolio may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of such ADRs.  European Depositary Receipts (“EDRs”) are certificates issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. EDRs are designed for use in European securities markets.

Restricted Securities, 144A Securities and Illiquid Securities

The Equity and Balanced Portfolios may invest in restricted securities such as private placements, and in 144A securities. Once acquired, restricted securities may be sold by a Portfolio only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under 1933 Act. If sold in a privately negotiated transaction, a Portfolio may have difficulty finding a buyer and may be required to sell at a price that is less than the Adviser or Sub-Adviser had anticipated. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities are generally considered illiquid.

Rule 144A securities, although not registered, may be resold to qualified institutional buyers and qualified purchasers in accordance with Rule 144A under the 1933 Act.  The Adviser, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid.

A Portfolio may not invest in any illiquid restricted security if, after acquisition thereof, more than 15 percent of the Portfolio’s assets would be invested in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued.  If a Portfolio exceeds the 15% limitation, that Portfolio will take immediate steps to reduce its position in illiquid securities.

When-Issued and Delayed Delivery Securities

Each Portfolio may purchase securities on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are bought with payment and delivery taking place in the future. The settlement dates of these transactions, which may be a month or more after entering into the transaction, are determined by mutual agreement of the parties. The Trust bears the risk that, on the settlement date, the market value of the securities may vary from the purchase price. At the time the Trust makes a commitment to purchase securities on a when- issued or delayed delivery basis, it will record the transaction and reflect the value each day of such securities in determining the net asset value of the Portfolio in question. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent the Trust engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring portfolio instruments consistent with the investment objective and policies of the respective Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting when-issued and delayed delivery transactions, cash or liquid securities of a Portfolio in an amount sufficient to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled. The Adviser will ensure that such assets are segregated at all times and are sufficient to satisfy these obligations. The Portfolio may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is the Trust’s policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

Variable and Floating Rate Securities

Each Portfolio may invest in variable and floating rate securities. Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank’s prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on seven days’ notice; in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year.

Banking Industry and Savings Industry Obligations

Each Portfolio may invest in certificates of deposit, time deposits, bankers’ acceptances, and other short-term debt obligations issued by commercial banks and in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations (“S&Ls”). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Equity Portfolio may invest in obligations of foreign branches of domestic commercial banks and foreign banks so long as the securities are U.S. dollar–denominated. The Balanced Portfolio may also invest in these types of instruments, but such instruments will not necessarily be U.S. dollar–denominated. See “Foreign Securities” below for information regarding risks associated with investments in foreign securities.

The Portfolios will not invest in obligations issued by a commercial bank or S&L unless:

1.

The bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody’s or Standard & Poor’s, or, if the institution has no outstanding securities rated by Moody’s or Standard & Poor’s, it has, in the determination of the Adviser, similar credit-worthiness to institutions having outstanding securities so rated;

2.

In the case of a U.S. bank or S&L, its deposits are federally insured; and

3.

In the case of a foreign bank, the security is, in the determination of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Commercial Paper

Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days.  A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

Standard and Poor’s Depositary Receipt (SPDRs)

The Portfolios may purchase securities that represent ownership in long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index.  A SPDR entitles a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

Repurchase Agreements and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements and reverse repurchase agreements. Repurchase agreements permit an investor to maintain liquidity and earn income over periods of time as short as overnight. In these transactions, a Portfolio purchases U.S. Treasury obligations or U.S. Government securities (the “underlying securities”) from a broker or bank, which agrees to repurchase the underlying securities on a certain date or on demand and at a fixed price calculated to produce a previously agreed upon return to the Portfolio. If the broker or bank were to default on its repurchase obligation and the underlying securities were sold for a lesser amount, the Portfolio would realize a loss. A repurchase transaction will be subject to guidelines approved by the Board of Trustees of the Trust, which include monitoring the credit-worthiness of the parties with which the Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

A reverse repurchase agreement involves the temporary sale of a security by a Portfolio and its agreement to repurchase the instrument at a specified time and price. Such agreements are short-term in nature. A Portfolio will segregate cash or liquid securities to cover payment obligations whenever it enters into reverse repurchase agreements.  Such transactions may be considered to be borrowings.

Mortgage Dollar Rolls

In a mortgage dollar roll, a Portfolio sells a fixed-income security for delivery in the current month and simultaneously contracts to repurchase a substantially similar security (same type, coupon and maturity) on a specified future date.  During the roll period, the Portfolio would forego principal and interest paid on such securities.  The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by any interest earned on the proceeds of the initial sale.

In accordance with regulatory requirements, a Portfolio will segregate cash or liquid securities whenever it enters into mortgage dollar rolls.  Such transactions may be considered to be borrowings for purposes of the Portfolios’ fundamental policies concerning borrowings.

Warrants

The Equity and Balanced Portfolios may invest in warrants. Each of these Portfolios may invest up to 5 percent of its net assets in warrants (not including those that have been acquired in units or attached to other securities), measured at the time of acquisition, and each such Portfolio may acquire a warrant not listed on the New York or American Stock Exchanges if, after such acquisition, no more than 2 percent of the Portfolio’s net assets would be invested in such warrants.

The holder of a warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the warrant. Such investments provide greater potential for profit or loss than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Portfolio would lose its entire investment in such warrant.

Step Down Preferred Securities

Step down preferred securities are issued by a real estate investment trust (“REIT”) making a mortgage loan to a single borrower. The dividend rate paid by these securities is initially relatively high, but declines yearly. The securities are subject to call if the REIT suffers an unfavorable tax event, and to tender by the issuer’s equity holder in the tenth year; both events could be on terms unfavorable to the holder of the preferred securities.  The value of these securities will be affected by changes in the value of the underlying mortgage loan. The REIT is not diversified, and the value of the mortgaged property may not cover its obligations. Step down perpetual preferred securities are considered restricted securities under the 1933 Act.

Futures Contracts

The Equity and Balanced Portfolios may engage in futures contracts and may purchase and sell interest rate futures contracts. These Portfolios may purchase and sell stock index futures contracts, interest rate futures contracts, and futures contracts based upon other financial instruments and components. The Balanced Portfolio may also engage in gold and other precious metals futures contracts.  Such investments may be made by these Portfolios solely for the purpose of hedging against the effect that changes in general market conditions, interest rates, and conditions affecting particular industries may have on the values of securities held in a Portfolio or in which a Portfolio intends to purchase, and not for purposes of speculation.

General Description of Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for the underlying financial instruments, such contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument on the same delivery date. Where a Portfolio has sold a futures contract, if the offsetting price is more than the original futures contract purchase price, the Portfolio realizes a gain; if it is less, the Portfolio realizes a loss.

At the time a Portfolio enters into a futures contract, an amount of cash, or liquid securities equal to the fair market value less initial margin of the futures contract, will be deposited in a segregated account with the Trust’s custodian to collateralize the position and thereby ensure that such futures contract is covered. A Portfolio may be required to deposit additional assets in the segregated account in order to continue covering the contract as market conditions change. In addition, each Portfolio will comply with certain regulations of the Commodity Futures Trading Commission to qualify for an exclusion from being a “commodity pool operator”.

Interest Rate Futures Contracts.  An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

A Portfolio may purchase and sell interest rate futures as a hedge against changes in interest rates that adversely impact the value of debt instruments and other interest rate sensitive securities being held by a Portfolio. A Portfolio might employ a hedging strategy whereby it would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

A Portfolio would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Portfolio to give up income on its investment since long-term rates normally exceed short-term rates.

Options on Futures Contracts.  A Portfolio may purchase options on interest rate futures contracts, although these Portfolios will not write options on any such contracts. A futures option gives a Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. In most cases, however, a Portfolio would close out its position before expiration by an offsetting purchase or sale.

The Portfolios would enter into options on futures contracts only in connection with hedging strategies. Generally, these strategies would be employed under the same market conditions in which a Portfolio would use put and call options on debt securities, as described in “Options on Securities” below.

  REGULATION AS A COMMODITY POOL OPERATOR

  The Trust, on behalf of the Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Portfolio’s operation.  Accordingly, the Portfolio is not subject to registration or regulation as a commodity pool operator.

Stock Index Futures Contracts.  A Portfolio may purchase and sell stock index futures contracts. A “stock index” assigns relative values to the common stocks included in an index (for example, the Standard & Poor’s 500 and Composite Stock Price Index or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

To the extent that changes in the value of a Portfolio correspond to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

1.

When a sale of portfolio securities at that time would appear to be disadvantageous in the long-term because such liquidation would:

a.

Forego possible appreciation,

b.

Create a situation in which the securities would be difficult to repurchase, or

c.

Create substantial brokerage commission;

2.

When a liquidation of part of the investment portfolio has commenced or is contemplated, but there is, in the Sub-Adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or

3.

To close out stock index futures purchase transactions.

Where the Sub-Adviser anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against the possibility of not participating in such advance at a time when a Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

1.

If the Portfolio is attempting to purchase equity positions in issues which it may have or is having difficulty purchasing at prices considered by the Sub-Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the investment portfolio, or

2.

To close out stock index futures sales transactions.

Gold Futures Contracts.  The Balanced Portfolio may enter into futures contracts on gold. A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange, and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When the Portfolio purchases a gold futures contract, it becomes obligated to take delivery and pay for the gold from the seller in accordance with the terms of the contract. When the Portfolio sells a gold futures contract, it becomes obligated to make delivery of the gold to the purchaser in accordance with the terms of the contract. The Portfolio will enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks. The Portfolio will not engage in these contracts for speculation or for achieving leverage. The hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

Risks Associated With Futures and Futures Options.  There are several risks associated with the use of futures and futures options for hedging purposes. While hedging transactions may protect a Portfolio against adverse movements in the general level of interest rates and economic conditions, such transactions could also preclude the Portfolio from the opportunity to benefit from favorable movements in the underlying component. There can be no guarantee that the anticipated correlation between price movements in the hedging vehicle and in the portfolio securities being hedged will occur. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that the Portfolio’s return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and credit-worthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.  In addition, certain of these instruments are relatively new and without a significant trading history.  Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

A Portfolio will only enter into futures contracts or futures options which are standardized and traded on a U.S. exchange or board of trade.  A Portfolio will not enter into a futures contract or purchase a futures option if immediately thereafter the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures options positions, excluding transactions entered into for bona fide hedging purposes and less the amount by which any such positions are “in-the-money” (i.e., the amount by which the value of the contract exceeds the exercise price), would exceed 5 percent of the Portfolio’s net assets.

Options on Securities and Securities Indices

The Equity and Balanced Portfolios may purchase put and call options on securities, and the Equity and Balanced Portfolios may purchase put and call options on stock indices at such times as the Sub-Adviser deems appropriate and consistent with a Portfolio’s investment objective. The Portfolios may also write listed “covered” calls and “secured” put options. The Portfolio may write covered and secured options with respect to not more than 25 percent of its net assets. A Portfolio may purchase call and put options with a value of up to 5 percent of its net assets. Each of the Portfolios may enter into closing transactions in order to terminate its obligations either as a writer or a purchaser of an option prior to the expiration of the option.

Purchasing Options on Securities.  An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller (“writer”) of the option at a designated price during the term of the option. A Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable a Portfolio to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Portfolio would continue to receive interest income on such security.

A Portfolio may purchase call options on securities to protect against substantial increases in prices of securities which the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the option which is sold.

Writing Covered Call and Secured Put Options.  In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, the Portfolios may each write “covered” call and “secured” put options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice from Options Clearing Corporation (“OCC”) if exchanged traded requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.  In order to earn additional income or to protect partially against increases in the value or securities to be purchased, the Portfolios may write “secured” put options. During the option period, the writer of a put option may be assigned an exercise notice requiring the writer to purchase the underlying security at the exercise price.

A Portfolio may write a call or put option only if the call option is “covered” or the put option is “secured” by the Portfolio. Under a covered call option, the Portfolio is obligated, as the writer of the option, to own the underlying securities subject to the option or hold a call at an equal or lower exercise price, for the same exercise period, and on the same securities as the written call. Under a secured put option, a Portfolio must maintain, in a segregated account with the Trust’s custodian, cash or liquid securities with a value sufficient to meet its obligation as writer of the option. A put may also be secured if the Portfolio holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

Options on Securities Indices.  A Portfolio may purchase call and put options on securities indices. Call and put options on securities indices also may be purchased or sold by a Portfolio for the same purposes as the purchase or sale of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Portfolios may write put and call options on securities indices. When such options are written, the Portfolio is required to maintain a segregated account consisting of cash or liquid securities to cover payment obligations, or the Portfolio must purchase a like option of greater value that will expire no earlier than the option written. The purchase of such options may not enable a Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of a Portfolio’s securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market, which cannot be done accurately in all cases.

Risks of Options Transactions.  The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, and, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If a Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security or securities in a segregated account while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to options or their underlying securities, inadequacy of the facilities of national securities exchanges or The Options Clearing Corporation due to a high trading volume or other events, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on certain types of orders.

There also can be no assurance that a Portfolio would be able to liquidate an over-the-counter (“OTC”) option at any time prior to expiration.  In contrast to exchange-traded options where the clearing organization affiliated with the particular exchange on which the option is listed in effect guarantees the completion of every exchange-traded option, OTC options are contracts between a Portfolio and a counter-party, with no clearing organization guarantee.  Thus, when a Portfolio purchases an OTC option, it generally will be able to close out the option prior to its expiration only by entering into a closing transaction with the dealer from whom the Portfolio originally purchased the option.

Since option premiums paid or received by a Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in a Portfolio’s net asset value being more sensitive to changes in the value of the underlying securities.

Foreign Currency Transactions

The Balanced Portfolio may enter into foreign currency futures contracts and forward currency contracts. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. The Portfolio may either accept or make delivery of the currency at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Portfolio will engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. The Portfolio will not commit more than 15 percent of its total assets computed at market value at the time of commitment to a foreign currency futures or forward currency contracts. The Portfolio will purchase and sell such contracts for hedging purposes and not as an investment. The Portfolio will not enter into a foreign currency contract with a term of greater than one year.

Forward currency contracts are not traded on regulated commodities exchanges.  A Portfolio entering into a forward currency contract incurs the risk of default by the counter party to the transaction.

There can be no assurance that a liquid market will exist when a Portfolio seeks to close out a foreign currency futures or forward currency position, in which case a Portfolio might not be able to effect a closing purchase transaction at any particular time. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Although the Portfolios values assets daily in U.S. dollars, it does not intend to physically convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will do so from time to time and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.

Options on Foreign Currencies

The Balanced Portfolio may invest up to 5 percent of its total assets, taken at market value at the time of investment, in call and put options on domestic and foreign securities and foreign currencies. The Portfolio may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Portfolio may be denominated. A call option on a foreign currency gives the purchaser the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

The Balanced Portfolio  may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency, during the period the Portfolio holds the foreign security, or between the day the foreign security is purchased or sold and the date on which payment therefore is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should increase relative to the U.S. dollar. The Portfolio will purchase options on foreign currencies only for hedging purposes and will not speculate in options on foreign currencies. The Portfolio may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Portfolios will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If the Portfolio cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of the underlying assets.

Segregation and Cover for Options, Futures and Other Financial Instruments

The use of the financial instruments discussed above, i.e., interest rate transactions (including swaps, caps, floors and collars), futures contracts, options on future contacts, options on securities and securities indices, and forward contracts (collectively, “Financial Instruments”), may be subject to applicable regulations of the SEC, the several exchanges upon which they are traded, and/or the Commodity Futures Trading Commission (“CFTC”).

A Portfolio is required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options).  No Portfolio will enter into such transactions unless it owns either (1) an offsetting (“covered”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  Each Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.

Securities Lending

The Portfolios may lend securities to purchase or hold money market instruments permitted by each Portfolios’ investment objectives and policies.  The Portfolios will not make such loans if, as a result, the aggregate amount of all outstanding securities loans would exceed 33 1/3 percent of the Portfolio’s total assets.  A Portfolio continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized.  Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Portfolios seek to minimize this risk by making loans only to borrowers which are deemed by the Adviser to be of good financial standing and that have been approved by the Board.

Borrowing

For temporary purposes, such as to facilitate redemptions, a Portfolio may borrow money from a bank, but only if immediately after each such borrowing and continuing thereafter the Portfolio would have asset coverage of 300 percent. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Portfolio’s net asset value; money borrowed will be subject to interest and other costs which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Portfolio’s shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

The use of derivatives in connection with leverage may create the potential for significant losses.   As a manner of fundamental policy, the Portfolios may (1) borrow money from banks, and (2) enter into reverse repurchase agreements, provided that (1) and (2) in combination do not exceed 33 1/3 of the value of the Portfolio’s total assets (including the amount borrowed) less liabilities (other than borrowings).  Additionally, the Portfolio’s may borrow from any person up to 5 percent of its total assets (not including the amount borrowed) for temporary purposes (but not for leverage or the purchase of investments).

Investment in Securities of Other Investment Companies

Each Portfolio may purchase securities of other investment companies. Such securities have the potential to appreciate as do any other securities, but tend to present less risk because their value is based on a diversified portfolio of investments. The 1940 Act expressly permits mutual funds such as the Trust to invest in other investment companies within prescribed limitations. An investment company may invest in other investment companies if at the time of such investment (1) it does not purchase more than 3 percent of the voting securities of any one investment company, (2) it does not invest more than 5 percent of its assets in any single investment company, and (3) the investment in all investment companies does not exceed 10 percent of assets. Each Portfolio will comply with all of these limitations with respect to the purchase of securities issued by other investment companies.

Investment companies in which the Portfolios may invest charge advisory and administrative fees and may also assess a sales load and/or distribution fees. Therefore, investors in a Portfolio that invested in other investment companies would indirectly bear costs associated with those investments as well as the costs associated with investing in the Portfolio. The percentage limitations described above significantly limit the costs a Portfolio may incur in connection with such investments.

Variable Rate Demand Notes

Variable-rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.  The Portfolios treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

SECURITIES TRANSACTIONS

The Adviser and any Sub-Advisers are responsible for decisions to buy and sell securities for the Trust, broker-dealer selection, and negotiation of brokerage commission rates. The primary consideration in effecting a securities transaction will be execution at the most favorable price.  A substantial portion of the Trust’s portfolio transactions in fixed-income securities will be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Trust. In certain instances, purchases of underwritten issues may be at prices which include underwriting fees.

In selecting a broker-dealer to execute each particular transaction, the Adviser and any Sub-Advisers will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; and the size of contribution of the broker-dealer to the investment performance of the Trust on a continuing basis.  Broker-dealers may be selected who provide brokerage and/or research services to the Trust and/or other accounts over which the Adviser and any Sub-Advisers exercise investment discretion. Such services may include advice concerning the value of securities (including providing quotations as to securities); the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analysis and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement and custody, or required in connection therewith.

Subject to the Conduct Rules of FINRA and to obtaining best prices and executions, the Adviser and any Sub-Advisers may select brokers who provide research or other services to effect portfolio transactions.  The Adviser and any Sub-Advisers may also select an affiliated broker to execute transactions for the Portfolios, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions. Neither the Adviser nor any Sub-Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.  However, the Adviser and each Sub-Adviser may place portfolio transactions with brokers or dealers that promote or sell each Portfolio’s shares so long as such placements are made pursuant to policies approved by the Board of Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Adviser and any Sub-Advisers shall not be deemed to have acted unlawfully, or to have breached any duty created by a Portfolio’s Investment Advisory Agreement or otherwise, solely by reason of its having caused the Portfolio to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Adviser and any Sub-Advisers determine in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser and any Sub-Advisers’ overall responsibilities with respect to the Portfolio.  The Adviser and any Sub-Advisers allocate orders placed by them on behalf of these Portfolios in such amounts and proportions as the Adviser and any Sub-Advisers shall determine and the Adviser and any Sub-Advisers will report on said allocations regularly to a Portfolio indicating the broker-dealers to whom such allocations have been made and the basis therefore.

The receipt of research from broker-dealers may be useful to the Adviser and any Sub-Advisers in rendering investment management services to these Portfolios and/or the Adviser and any Sub-Advisers’ other clients; conversely, information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser and any Sub-Advisers in carrying out their obligations to these Portfolios. The receipt of such research will not be substituted for the independent research of the Adviser and any Sub-Advisers. It does enable the Adviser and any Sub-Advisers to reduce costs to less than those which would have been required to develop comparable information through their own staff.  The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions.

Purchases and sales of fixed-income securities will usually be principal transactions.  Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price.  Each Portfolio will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed-income securities, it is the policy of each fixed-income Portfolio to take into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved.  While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available. Each Portfolio may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Portfolios. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.

For the fiscal year ended December 31, 2011, the Equity and Balanced Portfolios paid brokerage commissions of approximately $177,496 and $14,866 respectively. For the fiscal year ended December 31, 2010, the Equity and Balanced Portfolios paid brokerage commissions of approximately $189,055 and $17,616 respectively. For the fiscal year ended December 31, 2009, the Equity and Balanced Portfolios paid brokerage commissions of approximately $176,806 and $26,138 respectively.

CONTROL PERSONS AND PRINCIPAL OWNERS

Any person owning more than 25 percent of each Portfolio’s shares may be considered a “controlling person” of that Portfolio under the 1940 Act.  As of April 2, 2012, separate accounts of Jefferson National Life Insurance Company are the only shareholders of the Trust.  Jefferson National Life Insurance Company is located at 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223.

As of April 1, 2012, the Trustees, as a group, owned less than 1.00% of each Portfolio’s outstanding shares and less than 1.00% of the Fund Complex’s outstanding shares.

MANAGEMENT

The Adviser

The Adviser, JNF Advisors, Inc., a Delaware company, provides a continuous investment program for all or a designated portion of the assets of each Portfolio, including investment research and discretionary management with respect to all securities and investments and cash equivalents in each Portfolio. On February 20, 2007, the Trustees of the Trust approved an investment advisory agreement with the Adviser (the “Advisory Agreement”) with respect to the Equity and Balanced Portfolios, which was approved by their respective shareholders on April 30, 2007. The Advisory Agreement for the Equity and Balanced Portfolio was last renewed at a meeting held on December 14, 2011   and the Trustees approved an Interim Advisory Agreement, subject to shareholder approval at that time.   On December 30, 2011, Jefferson National Financial Corp. underwent a change of control, as such term is defined for purposes of the Investment Company Act of 1940, triggering the automatic termination of the prior Advisory Agreement, and each of the prior sub-advisory agreements for each Portfolio  The Portfolios were managed pursuant to the Interim Advisory and interim sub-advisory agreements for the period from December 31, 2011 through April 12, 2012 between Northern Lights Variable Trust and JNF Advisors, Inc., the previous and proposed adviser.   At a meeting held on April 12, 2012, the shareholders of each Portfolio approved (1) the new investment advisory agreement with the Adviser, and (2) a new sub-advisory agreement with the Sub-Adviser.  The new Advisory Agreement and the new Sub-Advisory Agreements approved by the shareholders on April 12, 2012 are identical in all material respects to the agreements previously in effect since inception of the Portfolios.

The Adviser is a registered investment adviser located at 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223.  The Adviser is a wholly-owned subsidiary of Jefferson National Financial Corp. and an affiliate of Jefferson National Life Insurance Company, which sells variable products that offer the Portfolios.  As compensation for its services, the Adviser is entitled to receive an annual fee, paid monthly, of 0.65% of the average daily net assets of each Portfolio ..   The Adviser pays the Sub-Adviser a portion of this fee.

The Adviser has contractually agreed, through April 30, 2013, to waive its investment advisory fees and/or reimburse the Portfolios to the extent that the ratio of expenses (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses) to net assets on an annual basis exceeds 1. 25 % for each of the Portfolios ..  After such time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse all or a portion of Portfolio operating expenses. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for the Portfolio’s and increasing its overall return to investors at the time any such amounts were waived/and or reimbursed. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

For the Fiscal year ended December 31, 2011, the Adviser was paid as follows:

PORTFOLIO	Payment Due	Fees Waived	Net Fees Paid to Adviser
Equity Portfolio	$560,523	$0	$560,523
Balanced Portfolio	$135,546	$26,465	$109,081

For the Fiscal year ended December 31, 2010, the Adviser was paid as follows:

PORTFOLIO	Payment Due	Fees Waived	Net Fees Paid to Adviser
Equity Portfolio	$523,963	$0	$523,963
Balanced Portfolio	$140,505	$35,124	$105,381

For the Fiscal year ended December 31, 2009, the Adviser was paid as follows:

PORTFOLIO	Payment Due	Fees Waived	Net Fees Paid to Adviser
Equity Portfolio	$434,360	$27,850	$406,510
Balanced Portfolio	$140,245	$38,710	$101,535

The Sub-Advisers

On October 29, 2007, the SEC issued a “Managers of Managers" exemptive order (the "Order") under Section 6(c) of the 1940 Act granting exemptive relief to the Trust and the Adviser from Section 15(a) of the Act and Rule 18f-2 under the Act.  Such exemptive relief allows the Adviser, with prior Board approval, to enter into and/or materially amend sub-advisory agreements without obtaining shareholder approval.    Pursuant to the terms of the Manager of Managers Order, the Adviser may, subject to the approval of the Trustees, but without shareholder approval, employ new sub-advisers for new or existing Portfolios, change the terms of particular Sub-advisory Agreements or continue the employment of existing Sub-Advisers after events occur that would otherwise cause a termination of the agreement under the 1940 Act and Sub-advisory Agreements.  However, the Adviser may not enter into a sub-advisory agreement with an "affiliated person" of the Adviser (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Sub-Adviser"), unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation thereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the sub-advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder.  Although shareholder approval would not be required for the termination of Sub-advisory Agreements, shareholders of a Portfolio would continue to have the right to terminate such agreements for a Portfolio at any time by a vote of a majority outstanding voting securities of a Portfolio.

The Adviser may retain one or more Sub-advisers, to provide investment advisory and portfolio management services with respect to the Portfolios, at the Adviser’s own cost and expense.  When a sub-adviser is retained, the Adviser will provide to the Trust investment management evaluation services by performing initial reviews of prospective sub-advisers and ongoing supervision and monitoring of performance for each sub-adviser. The Adviser will report to the Board of Trustees the results of its evaluation, supervision and monitoring functions.

On December 14, 2011, the Board renewed a Sub-Advisory Agreement with Chicago Equity Partners, LLC (“CEP”), located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601, to sub-advise the Equity and Balanced Portfolios and approved an Interim Sub-Advisory Agreement, subject to shareholder approval.  On December 30, 2011, Jefferson National Financial Corp. underwent a change of control, as such term is defined for purposes of the Investment Company Act of 1940, triggering the automatic termination of the existing Advisory Agreement, and each of the existing sub-advisory agreements for each Portfolio  Each Portfolio was sub-advised pursuant to an interim sub-advisory agreement; each between JNF Advisors, Inc. and the Fund’s previous and proposed sub-adviser for the period from December 31, 2011 through April 12, 2012.  At a meeting held on April 12, 2012, the shareholders of each Portfolio approved a new sub-advisory agreement with the CEP.  The new Sub-Advisory Agreement approved by the shareholders is identical in all material respects to the agreement previously in effect since inception of the Portfolios. The Adviser, not the Portfolios, pays the sub-advisory fee to CEP. For the fiscal year ended December 31, 2009, the Adviser paid the sub-adviser $200,474 with respect to the Equity and $58,256 with respect to the Balanced Portfolio. For the fiscal year ended December 31, 2010, the Adviser paid the sub-adviser $241,829 with respect to the Equity and $58,364 with respect to the Balanced Portfolio. For the fiscal year ended December 31, 2011, the Adviser paid the sub-adviser $258,699 with respect to the Equity and $56,304 with respect to the Balanced Portfolio.

PORTFOLIO MANAGERS

The following provides further information for those individuals that are primarily responsible for the day-to-day management of the each Portfolio.  Experience and business background for each portfolio manager may be found in the Prospectus under the section “Portfolio Managers.”

Chicago Equity Partners, LLC (CEP) utilizes a team approach to manage each of the Equity and Balanced Portfolios. The co-managers of the Equity team (Equity Portfolio and Equity portion of the Balanced Portfolio) are David C. Coughenour, David R. Johnsen and Robert H. Kramer. The co-managers of the fixed income portion of the Balanced Portfolio are Michael Millhouse, Michael Budd and Art Mitchell.   The portfolio managers responsible for the management of the Equity and Balanced Portfolios are compensated through a base salary, an incentive bonus and a full range of benefits.  The amount of their base salaries is dependent upon market-driven industry standards, with the objective being to maintain salary levels in the top 25th percentile.  The pool for the incentive bonuses is calculated using a formula that takes into consideration long- and short-term excess returns by product as well as new assets under management; and this pool is allocated to the portfolio managers on the basis of merit and contribution.  The portfolio managers’ full range of benefits includes tuition reimbursement, a 401(k) pension plan, and full medical and dental insurance.

Potential conflicts of interest may be presented in connection with a portfolio manager’s management of a Portfolio’s investments, on the one hand, and the investments of other accounts, on the other, such as conflicts of interest related to the aggregation of trades, the allocation of investment opportunities, contrary client positions and employee securities trading. Each sub-adviser has established written policies and procedures relating to its investment management and trading practices that are designed to prevent such conflicts of interest. On occasion, employees of a sub-adviser may purchase or sell, for their own accounts, securities also invested in by clients or recommended to clients. Each sub-adviser maintains a code of ethics that is designed to prevent the conflicts of interest presented by employees’ personal securities transactions.

Code of Ethics.  The Trust and Adviser have adopted a Code of Ethics of (hereinafter “Code”) pursuant to Rule 17j-1 promulgated by the Securities and Exchange Commission pursuant to Section 17(j) of the 1940 Act and under the Insider Trading and Securities Fraud Enforcement Act of 1988 (the “Insider Trading Act”).  Under the Code, no director, officer nor advisory person of the Adviser shall purchase or sell, directly or indirectly, any security in which he has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which security to his knowledge at the time of such purchase and sale (1) is being considered for purchase or sale by the Adviser on behalf of any client, or (2) is being purchased or sold by the Adviser on behalf of any client.  The Code also requires prior clearance, submission of duplicate confirmations on all transactions, as well as, submission of duplicate monthly statements on all beneficially owned accounts by access persons.  The Code is on file with and is available from the Securities and Exchange Commission.

Each sub-adviser has also adopted a code of ethics under Rule 17j-1 under the 1940 Act.  These codes of ethics permit persons, subject to conditions set forth therein, to invest in securities, including certain securities that may be purchased or held by a Portfolio or Portfolios.  These codes of ethics have been filed with and are available from the Securities and Exchange Commission.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

Gemini Fund Services, LLC ("GFS"), which has its principal office at 450 Wireless Blvd., Hauppauge, New York 11788, serves as administrator, fund accountant and transfer agent for the Portfolios pursuant to a Fund Services Agreement (the "Agreement") with the Portfolios and subject to the supervision of the Board.  GFS is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. GFS is an affiliate of the Distributor. GFS may also provide persons to serve as officers of the Portfolios. Such officers may be directors, officers or employees of GFS or its affiliates.

The Agreement became effective on March 6, 2006 and will remain in effect for two years from the applicable effective date for each Portfolio, and will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board.  The Agreement is terminable by the Board or GFS on 90 days' written notice and may be assigned by either party, provided that the Trust may not assign this agreement without the prior written consent of GFS. The Agreement provides that GFS shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, GFS performs administrative services, including:  (1) monitoring the performance of administrative and professional services rendered to the Trust by others service providers; (2) monitoring each Portfolio's holdings and operations for post-trade compliance with the Portfolio's registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attend and participate in meetings of the Board; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) preparing and maintaining the Trust's operating expense budget to determine proper expense accruals to be charged to each Portfolio to calculate its daily net asset value; (9) assist in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust's Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-SAR, N-CSR, N-Q and N-PX; (10) coordinating the Trust's audits and examinations by assisting each Portfolio's independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitate such registration or qualification; (12) monitoring sales of shares and ensure that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Portfolios; (14) preparing, or causing to be prepared, expense and financial reports; (15) preparing authorization for the payment of Trust expenses and pay, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting each Portfolio in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of GFS); and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

  GFS also provides the Portfolios with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of each Portfolio's listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for each Portfolio; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Portfolios' custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Portfolios.

GFS also, acts as transfer, dividend disbursing, and shareholder servicing agent for the Portfolios pursuant to written agreement with Portfolios. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services rendered to the Portfolios pursuant to the Administration, Fund Accounting and Transfer Agency Agreements, GFS receives fees computed at the annual rate of 0.15% of the first $250,000,000; 0.10% of the next $250,000,000 to $500,000,000; and 0.08% of amounts in excess of $500,000,000 of the Portfolios assets.  The Portfolios also pay the Administrator for any out-of-pocket expenses. The following table sets forth the amount of administration, fund accounting and transfer agency fees paid by each Portfolio to GFS during the periods shown:

		Fiscal Years Ended December 31,
	2011	2010	2009
Equity Portfolio	$158,042	$147,215	$122,188
Balanced Portfolio	$54,495	$56,264	$54,411

Custodian.  Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263, serves as Custodian of the assets of each Portfolio.

Compliance Officer. Northern Lights Compliance Services, LLC (“NLCS”), 4020 South 147th Street, Omaha, NE 68137, an affiliate of GFS, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust.  The following table sets forth the amount of compliance services fees paid by each Portfolio to NLCS during the periods shown:

		Fiscal Years Ended December 31,
	2011	2010	2009
Equity Portfolio	$11,883	$12,514	$5,513
Balanced Portfolio	$3,519	$2,778	$2,658

Independent Registered Public Accounting Firm.  Cohen Fund Audit Services, Ltd., serves as the Trust’s independent registered public accounting firm.

PLAN OF DISTRIBUTION

The Trust has adopted a Distribution Plan (the “Plan”) dated February 19, 2007 with respect to the Equity and Balanced Portfolios, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges.

Pursuant to the Plan, each Portfolio may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Portfolio shares and for maintenance and personal service provided to existing shareholders of that class. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. The Plan authorizes payments of up to 0.25 percent annually of the average daily net assets of each of the Equity and Balanced Portfolios.

In accordance with the terms of the Plan, the Adviser provides to each Portfolio, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of the Plan, they will review the level of compensation the Plan provides in considering the continued appropriateness of the Plan.

The Plan was adopted by a majority vote of the Trustees of the Trust, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Trust and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. The Trustees believe that there is a reasonable likelihood that the Plan will benefit each Portfolio and its current and future shareholders.  Among the anticipated benefits are higher levels of sales and lower levels of redemptions of shares of each Portfolio, economies of scale, reduced expense ratios and greater portfolio diversification.

For the fiscal year ended December 31, 2011, the Equity and Balanced Portfolios paid $215,586 and $52,133 in distribution/12b-1 fees related to the Plan, respectively.   For the fiscal year indicated below, each Portfolio paid the following allocated distribution fees:

	Equity Portfolio - Total Dollars Allocated	Balanced Portfolio - Total Dollars Allocated
Advertising/Marketing	None	None
Printing/Postage	None	None
Payment to distributor	None	None
Payment to dealers	$ 215,586	$ 52,133
Compensation to sales personnel	None	None
Other	None	None
Total	$ 215,586	$ 52,133

Under the term of the Plan, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above.  The Plan may not be amended to increase materially the amount to be spent under the Plan without approval of the shareholders of the affected Portfolio, and the Trustees in a manner described above must also approve material amendments to the Plan.  The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a majority of the outstanding voting securities of the Portfolio affected thereby.  The Plan will automatically terminate in the event of its assignment.

ADMINISTRATIVE SERVICES LETTER AGREEMENT

The Trust has entered into an Administrative Services Letter Agreement (the “Services Agreement”) with Jefferson National Life Insurance Company (the “Company”), pursuant to which the Company can be compensated for providing certain administrative services to the Trust and each Portfolio, including but not limited to:  periodic reporting to the Trust regarding owners of Contracts that hold interests in each Account as defined in the Insurance Company Participation Agreement between the Company and  the Trust (the “Participation Agreement”); distribution of materials to Contract owners indirectly invested in the Portfolios, including annual and semi-annual shareholder reports, prospectuses quarterly account statements and other shareholder communications, proxy statements and other proxy materials; solicitation of Contract owner voting instructions and tabulation of the same; provision of telephone inquiry support and other personal services (as defined in FINRA Rule 2830(d)) to Contract owners invested in the Funds; transmission of purchase and redemption requests to the Trust’s transfer agent; prepare and provide reports to third-party reporting services; relieve the Trust of other incidental administrative services generally provided by mutual funds to their shareholders by providing the same to Contract owners; and such other administrative support to the Trust as mutually agreed upon from time to time between the Trust and the Company.

Payments under the Services Agreement may serve to compensate the Company, in whole or in part, for certain obligations under the Participation Agreement.  The Trust may enter into similar services agreements with other insurance companies with which it enters into an insurance company participation agreement. .

The Services Agreement was adopted by a majority vote of the Trustees of the Trust, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Trust and do not and did not have any direct or indirect financial interest in the operation of the Services Agreement, cast in person at a meeting called for the purpose of voting on the same. The Trustees believe that there is a reasonable likelihood that the Services Agreement will benefit each Portfolio and its current and future shareholders.  The Services Agreement shall remain in full force and effect for a period of one year and shall be automatically renewed thereafter for successive one-year periods.  Letter agreements shall terminate automatically upon termination of the corresponding participation agreement.

Other Revenue Sharing

The Adviser may pay additional compensation, out of the Adviser’s own assets, to Jefferson National Life Insurance Company (“Jefferson National”) and other intermediaries or their affiliates, based on sales of assets attributable to a firm, or such other criteria agreed to by the Adviser.  Such payments will not increase any Portfolios’ Net Expenses as defined in the section “Fees and Expenses” in the Portfolios’ Prospectus.  The firms to which these payments may be made are determined by the Adviser. These payments may provide an incentive, in additional to any distribution fees paid pursuant to Rule 12b-1, to these firms to actively promote the Portfolios or cooperate with other promotional efforts.

TRUSTEES AND OFFICERS OF THE TRUST

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust’s By-laws (the “Governing Documents”), which have been filed with the Securities and Exchange Commission. The Board consists of four (5) individuals, three (4) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Mr. Michael Miola, who has served as the Chairman of the Board since the Trust was organized in 2005.  Mr. Miola is considered an interested person by virtue of his indirect controlling interest in Northern Lights Distributors, LLC ("NLD").  Although NLD does not serve as distributor of the Portfolios, NLD serves as distributor for other series of the Trust.  The Board of Trustees is comprised of Mr. Miola and four (4) Independent Trustees.  The Independent Trustees have selected Mr. Anthony J. Hertl as Lead Independent Trustee.  Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly.  Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  Generally, the Trust believes it best to have a non-executive Chairman of the Board, who together with the President (principal executive officer), are seen by our shareholders, business partners and other stakeholders as providing strong leadership.  The Trust believes that its Chairman, the independent chair of the Audit Committee, the Independent Lead Trustee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair; Mr. Anthony Hertl. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications.

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.  Mr. Miola has over 20 years of business experience in the investment management and brokerage business, serves as a member of 2 other mutual fund board outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and 2 other fund boards.  Mr. Gary W. Lanzen has over 20 years of business experience in the financial services industry, holds a Masters in Education Administration degree, is a Certified Financial Planner ("CFP") and serves as a member of 2 other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and other fund boards.     Mr. Anthony J. Hertl has over 20 years of business experience in financial services industry and related fields including serving as chair of the finance committee for the Borough of Interlaken, New Jersey and Vice President-Finance and Administration of Marymount College, holds a Certified Public Accountant designation and serves as a member of 4 other mutual fund boards outside of the Fund Complex and possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and 2 other fund boards.  Mark H. Taylor, Ph.D., CPA, CFE, has over two decades of academic experience in the accounting and auditing areas, has a Doctor of Philosophy degree in Accounting, holds Certified Public Accountant and Certified Fraud Examiner designations, is Professor of Accountancy at the Weatherhead School of Management at Case Western Reserve University, serves as a member of 3 other mutual fund boards outside of the Fund Complex, currently serves on the AICPA Auditing Standards Board, and like the other Board members, also possesses a strong understanding of the regulatory framework under which investment companies must operate based on his years of service to this Board and 2 other fund boards. ..  Mr. John V. Palancia has over 30 years of business experience in financial services industry including serving as the Director of Futures Operations for Merrill Lynch, Pierce, Fenner & Smith, Inc.  Mr. Palancia also holds a Bachelor of Science degree in Economics.  He also possesses a strong understanding of risk management, balance sheet analysis and the regulatory framework under which regulated financial entities must operate based on service to Merrill Lynch.  Additionally, he is well versed in the regulatory framework under which investment companies must operate based on his service as a member of 3 other fund boards.  The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	97

AdvisorOne Funds (12 portfolios) (since 2004);

Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund; Northern Lights Fund Trust (since 2005)

Gary W. Lanzen Born in 1954	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	97	AdvisorOne Funds (12 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Northern Lights Fund Trust (since 2005)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	97

Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (since February 2007); Northern Lights Fund Trust (since 2007);  NLFT III (Since February 2012)

John V. Palancia Born in 1954	Trustee Since 2011	Retired. Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc.(1975-2011).	97	Northern Lights Fund Trust (since 2012); NLFT III (Since February 2012)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Born in 1952	Trustee Since2006	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	97	AdvisorOne Funds (12 portfolios)(since 2003); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Constellation Trust Co.; Northern Lights Fund Trust (since 2005)
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	President Since2006	President and Manager, Gemini Fund Services, LLC (since 2006); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.	N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Brian Nielsen Born in 1972	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1969	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1968	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1977	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1972	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A
Harris Cohen 450 Wireless Blvd. Hauppauge, NY 11788 Born in 1981	Assistant Treasurer Since 2012	Manager of Fund Administration, Gemini Fund Services, LLC (since 2011); Senior Fund Administrator, Gemini Fund Services, LLC (2006-2011).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act. The Audit Committee’s responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust’s independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust’s financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust’s independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor’s independence; and (v) considering the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of the Trust’s accounting and financial reporting policies and practices and internal controls.  The Audit committee operates pursuant to an Audit Committee Charter.  The Audit Committee is also responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee generally will not consider shareholder nominees. In addition, The Audit Committee is responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate. During the past fiscal year, the Audit Committee held twelve meetings.

Compensation

Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $3,500, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter. The Audit Committee Chairman receives $2,000 additional annual fee. The Lead Independent Trustee receives an additional $2,000 annual fee. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. The table below details the amount of compensation the Trustees received from the Trust during the fiscal year ended December 31, 2011.  Each Trustee has attended all quarterly meetings.  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name and Position	Aggregate Compensation From Trust **	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex*** Paid to Trustees
L. Merill B ryan ****	$ 10,000	None	None	$ 70,000
Anthony J. Hertl	$ 13,000	None	None	$ 85,000
Gary Lanzen	$ 10,000	None	None	$ 70,000
Mark Taylor	$ 10,000	None	None	$ 70,000
John V. Palancia	None	None	None	None
Michael Miola*	None	None	None	None

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*This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant), and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

**There are currently multiple series comprising the Trust.  Trustees’ fees are allocated equally to the Funds in the Trust.

***The term “Fund Complex” includes the Northern Lights Fund Trust, Northern Lights Fund Trust III and the Northern Lights Variable Trust.

****Mr. Bryan completed his service as a Trustee in 2011.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Trust as of December 31, 2011.

Name of Trustee	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
John V. Palancia	None	None
Anthony J. Hertl	None	None
Gary Lanzen	None	None
Michael Miola*	None	None
Mark Taylor	None	None

* This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant) and Northern Lights Compliance Services, LLC (the Trust’s compliance service provider).

NET ASSET VALUES OF THE SHARES OF THE PORTFOLIOS

As indicated in the Prospectuses under the heading "How Shares are Priced," the net asset value ("NAV") of each portfolio's shares is determined by dividing the total value of the Portfolio's portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Portfolio.

Generally, securities are valued each day at the last quoted sales price on each security's principal exchange.  Securities traded or dealt in on one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options; futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase, redeem or exchange shares.

Portfolio shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Trust normally uses pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Trust or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Trust may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Trust in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV per share.

Redemption of Shares

The Trust will redeem all or any portion of a shareholder's shares of a Portfolio when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)

when the NYSE is closed, other than customary weekend and holiday closings;

(b)

when trading on that exchange is restricted for any reason;

(c)

when an emergency exists as a result of which disposal by a Portfolio of securities owned by it is not reasonably practicable or it is not reasonably   practicable for the Portfolio fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (“SEC”) (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)

the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by Section 352 the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program is written and has been approved by the Fund’s Board of Trustees.  The program provides for the development of policies, procedures and internal controls reasonably designed to prevent money laundering, the designation of an anti-money laundering compliance officers who is responsible for implementing and monitoring the Program, an ongoing anti-money laundering training for appropriate persons and an independent audit function to determine the effectiveness of the Program. The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Transfer Agent has established reasonable anti-money laundering procedures, has reported suspicious and/or fraudulent activity and has completed thorough reviews of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PROXY VOTING SUMMARY

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Portfolios to the Adviser or a sub-adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser or a sub-adviser vote proxies received in a manner consistent with the best interests of the respective Portfolio and its shareholders.  The Policies also require the Adviser or sub-adviser to present to the Board, at least annually, the Adviser’s or sub-adviser’s Proxy Policies and a record of each proxy voted on behalf of a Portfolio, including a report on the resolution of all proxies identified by the Adviser or sub-adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser’s or sub-adviser’s interests and a Portfolio’s interests, the Adviser (or sub-adviser will resolve the conflict by voting in accordance with the policy guidelines or at the client’s directive using the recommendation of an independent third party.  If the third party’s recommendations are not received in a timely fashion, the Adviser or sub-adviser will abstain from voting the securities held by that client’s account. Copies of each sub-adviser's proxy voting policies are attached hereto under Appendix A.

More information.  Information regarding how each portfolio voted proxies relating to securities held by the Portfolio during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling Jefferson National Financial Corp. at 866-667-0561; and (2) on the SEC’s website at http://www.sec.gov.  In addition, a copy of the Trust's proxy voting policies and procedures are also available by contacting Jefferson National Financial Corp. at 866-667-0561 and will be sent within three business days of receipt of a request.

DISCLOSURE OF THE PORTFOLIOS’ HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the each Portfolio's portfolio holdings. These policies and procedures are designed to ensure that such disclosure is in the best interests of Portfolio shareholders.

It is the Trust’s policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

Each Portfolio discloses its portfolio holdings by mailing its annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period.  In addition, Each Portfolio will disclose its portfolio holdings reports on Forms N-CSR and Form N-Q approximately two months after the end of each quarter/semi-annual period.

Each Portfolio may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, each Portfolio's portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR, Form N-Q or Form N-MFP.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

•

The Advisor or Sub-Adviser.  Personnel of the Advisor or a sub-adviser, including personnel responsible for managing the a Portfolio’s portfolio, may have full daily access to each Portfolio's portfolio holdings since that information is necessary in order for the Advisor or Sub-Adviser to provide their management, administrative, and investment services to the Portfolio.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser or sub-adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

•

Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant and administrator for the Portfolios; therefore, its personnel have full daily access to each Portfolio’s holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

•

Fifth Third Bank.  Fifth Third Bank is the custodian for each Portfolio; therefore, its personnel have full daily access to each Portfolio's holdings since that information is necessary in order for them to provide the agreed-upon services for the Portfolios.

•

Cohen Fund Audit Services, Ltd.  Cohen Fund Audit Services, Ltd. is the Trust’s independent registered public accounting firm; therefore, its personnel have access to each Portfolio’s holdings in connection with auditing of the Portfolio's annual financial statements and providing assistance and consultation in connection with SEC filings.

•

Thompson Hine LLP.  Thompson Hine LLP is counsel to the Portfolios; therefore, its personnel have access to each Portfolio’s holdings in connection with the review of the Trust's annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients.  The Portfolio’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of each Portfolio’s portfolio securities at any time or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings.  In no event shall the Portfolios, the Adviser or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Portfolios’ portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures.  The Portfolios’ Chief Compliance Officer will report periodically to the Board with respect to compliance with the Portfolios’ portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Portfolios from the potential misuse of holdings information by individuals or firms in possession of that information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Owners of variable contracts invested in the Portfolios will not receive directly any dividends or other distributions from the Trust or any of the Portfolios. All such dividends and other distributions are payable to, and reinvested by, the separate accounts of the insurance company in which contract premiums are invested.

It is each Portfolio’s intention to distribute sufficient net investment income to avoid the imposition of federal income tax on the Portfolio. Each Portfolio also intends to distribute sufficient income to avoid the application of any federal excise tax. For dividend purposes, the net investment income of each Portfolio, consists of all dividends and/or interest received less its estimated expenses (including fees payable to the Adviser). The Balanced Portfolio is also required to include in its taxable income each year a portion of the original issue discount at which it acquires zero coupon securities, even though the Portfolio receives no interest payment on the securities during the year. Similarly, that Portfolio must include in its taxable income each year any interest on payment-in-kind securities in the form of additional securities. Accordingly, to continue to qualify for treatment as a regulated investment company under the Internal Revenue (the “Code”), that Portfolio may be required to distribute as a dividend an amount that is greater than the total amount of cash the Portfolio actually receives. Those distributions will be made from the Portfolio’s cash assets or the proceeds from sales of portfolio securities, if necessary.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Portfolios. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carry forwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

Dividends from the Balanced Portfolio will be declared and reinvested quarterly in additional full and fractional shares of the Balanced Portfolio. Dividends for the Equity Portfolio will be declared and reinvested annually in additional full and fractional shares of the Equity Portfolio.  However, the Trustees may decide to declare dividends at other intervals.

Distributions of each Portfolio’s net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss), net short-term gains, and net realized gains from foreign currency transactions, if any, is declared and paid to its shareholders annually. See the applicable Contract prospectus for information regarding the federal income tax treatment of distributions to the insurance company separate accounts.

Each Portfolio of the Trust is treated as a separate corporation for federal income tax purposes and intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”). As such, a Portfolio will not be subject to federal income tax on the part of its net investment income and net realized capital gains that it distributes to shareholders. To qualify for treatment as a “regulated investment company,” each Portfolio must, among other things, derive at least 90 percent of its gross income for each taxable year from dividends, interest and gains from the sale or other disposition of securities.

Furthermore, each Portfolio also intends to comply with Section 817(h) of the Code and the regulations issued thereunder.  Section 817(h) imposes certain investment diversification requirements on life insurance company separate accounts that support variable life insurance policies and variable annuity contracts.  These diversification requirements are in addition to the diversification requirements of Subchapter M of the Code and of the 1940 Act, and may affect the securities in which a Portfolio may invest.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest.  Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non-assessable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 The Portfolios have selected Cohen Fund Audit Services, Ltd., located at 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, as its independent registered public accounting firm for the current fiscal year.  The firm provides services including (1) audit of annual financial statements, and (2) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, 17th Floor, Columbus, Ohio, 43215 serves as the Trust’s legal counsel.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in the SAI are hereby incorporated by reference to the Annual Report for each of the Equity and Balanced Portfolios for the fiscal period ended December 31, 2011.  You can obtain a copy of the Annual Report without charge by calling Jefferson National Financial Corporation at 866-667-0561.

APPENDIX A

DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group. A Standard & Poor's corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.   Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.   Nature of and provisions of the obligation.

3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized. Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service, Inc. A brief description of the applicable Moody's rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly from time to time because of economic conditions; A-- average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

Fitch Investors Service LLP.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

•

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

•

SP-2 Satisfactory capacity to pay principal and interest.

•

SP-3 Speculative capacity to pay principal and interest.

Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

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MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

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MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

•

MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

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MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

Duff & Phelps Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

Fitch Investors Service LLP.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.

 APPENDIX B

Title: PROXY VOTING

Section: PORTFOLIO MANAGEMENT

Ref. No.: B-07

Adopted/Revised: October 2011

PROXY VOTING POLICIES AND PROCEDURES

A. POLICY

Chicago Equity Partners (the “Adviser”) acts as discretionary investment adviser to high net worth individuals and institutional accounts. Our policy is to exercise voting authority with respect to client securities only if a client has authorized us to exercise such discretion pursuant to the client’s advisory contract.

Our policy is to vote proxies in the best interests of clients. In pursuing this policy, we vote in a manner that is intended to maximize the value of client assets. The Investment Committee of the firm has delegated authority for proxy voting to a Proxy Committee, comprised of three members.

The Investment Committee has designated the Chief Compliance Officer as the Chairman of the Proxy Committee. Additional members will include a representative of the Equity Research unit and a representative of the Client Service unit. The Proxy Committee has the responsibility for developing and maintaining voting guidelines. In developing the voting guidelines the Proxy Committee relies on proxy research services (e.g. Institutional Shareholder Service,) as well as public information made available by established proponents of responsible proxy voting (e.g. the Council of Institutional Investors, TIA-CREF, Calpers, AFL-CIO). The guidelines reflect voting positions that are in the economic interest of the clients of Chicago Equity Partners and in keeping with Chicago Equity Partners’ role as a fiduciary, as defined by both the Advisers Act and ERISA.

Where a voting guideline for a particular proxy proposal does not exist, Chicago Equity Partners will generally vote in accordance with the recommendation made by the proxy research service to which the firm subscribes.

The procedures and guidelines described below are intended to implement this proxy voting policy.

B. PROCEDURES

1. The Chairman of the Proxy Committee will appoint a Voting Coordinator who is responsible for monitoring corporate actions and ensuring that (i) proxies are received and forwarded to a proxy voting agent employed by the firm; and (ii) proxies are voted in a timely manner upon receipt of voting instructions from the proxy research service vendor. The Adviser is not responsible for voting proxies it does not receive, but will make reasonable efforts to obtain missing proxies.

2. The Chairman of the Proxy Committee shall implement procedures to identify and monitor potential conflicts of interest that could affect the proxy voting process, including (i) significant client relationships; (ii) other potential material business relationships; and (iii) material personal and family relationships.

3 .. Proxy voting decisions will be determined by the Voting Coordinator. The Voting

Coordinator will vote the proxies in accordance with the standard voting positions or for non-routine issues with the recommendation of the proxy research service. Where the proxy proposal involves mergers, acquisitions and corporate restructurings the voting decision will be made by the firm’s equity analyst responsible for the company. The Proxy Committee may choose to vote in a manner that differs from the voting guidelines or the recommendation made by the proxy research service. In such case the reason for the deviation will be noted in the minutes of the Proxy Committee and reviewed by the Investment Committee.

4 .. The Proxy Committee may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting the decision not to vote on a particular proposal will be noted in the minutes of the Proxy Committee and reviewed by the Investment Committee.

C. VOTING GUIDELINES

The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will typically be voted with management. Traditionally, these issues include:

· Approval of auditors

· Election of directors

· Indemnification provisions for directors

· Liability limitations of directors

· Name changes

· General updating/corrective amendment to charter

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder’s investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the economic interest of advisory accounts. Non-routine matters include:

· Mergers and acquisitions

· Restructuring

· Re-incorporation

· Changes in capitalization

· Increase in number of directors

· Increase in preferred stock

· Increase in common stock

· Majority Election of Directors

· Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category include:

· Poison pills

· Golden parachutes

· Greenmail

· Supermajority voting

· Dual class voting

· Classified boards

Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the account. Shareholder matters include:

· Annual election of directors

· Anti-poison pill

· Anti-greenmail

· Confidential voting

· Cumulative voting

D. CONFLICTS OF INTEREST

The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

· A principal of the Adviser or any person involved in the proxy decision-making process currently serves on the company’s Board.

· An immediate family member of a principal of the Adviser or any person involved in the proxy decision-making process currently serves as a director or executive officer of the company.

· The company is a client of the firm (or an affiliate of a client), provided that any client relationship that represents less than 2.5% of the firm’s revenues or less than $75,000 in annual revenues shall be presumed to be immaterial.

This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to the Chief Compliance Officer.

If a material conflict is identified, proxies will be voted for that company in the following manner:

· If our Voting Guidelines indicate a vote “For” or “Against” a specific issue, we will vote in accordance with such predetermined guidelines.

· If the Voting Guidelines do not cover an issue or indicate a “case by case” analysis, we will follow the voting recommendation of our proxy research service.

· If the proxy research service does not cover an issue, we will either seek the consent of clients or the written recommendation of an independent third party.

E. RECORDKEEPING

The firm’s Proxy Voting Agent is responsible for maintaining the following records on behalf of the firm:

· proxy statements (provided, however, that the Adviser may rely on the Securities and Exchange Commission’s (the “SEC”) EDGAR system if the company filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Adviser with an undertaking to provide a copy of the proxy statement promptly upon request);

· records of votes cast;

· Research and analysis regarding voting recommendations made;

The firm’s Proxy Voting Coordinator is responsible for maintaining the following records:

· records of client requests for voting information; and

· any records prepared by the Adviser that were material to a proxy voting decision or that memorialized a decision.

F. DISCLOSURE

The Adviser will describe these Policies and Procedures in an attachment to Part II of its Form ADV and indicate that these Policies and Procedures are available to clients upon request. The Adviser will also advise clients in the attachment how a client may obtain information on how the Adviser voted with respect to that client’s securities. The Adviser will send the initial summary of these

Policies and Procedures and the other information described in this Section to existing clients by separate notice.

Northern Lights Variable Trust

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)

Agreement and Declaration of Trust dated November 4, 2004.  Previously filed on February 14, 2006 as Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-1A (File numbers 811-21853 and 333-131820)(hereinafter referred to as the “Registrant’s Registration Statement”), and hereby incorporated by reference.

(a)(2)	Certificate of Trust dated November 4, 2004. Previously filed on February 14, 2006 as Exhibit (a)(2) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(b)	By-Laws. Previously filed on February 14, 2006 as Exhibit (b) to the Registrant’s Registration Statement, and hereby incorporated by reference.
(c)

Instruments Defining Rights of Security Holders.   See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.

(d)(1)

Investment Advisory Agreement between the Registrant, with respect to Arrow DWA Balanced VIT Fund and Arrow Investment Advisors, LLC was filed on January 8, 2009 as Exhibit (d)(1) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(2)

Sub-Advisory Agreement between Arrow Investment Advisors, LLC and Dorsey, Wright & Associates, Inc. with respect to Arrow DWA Balanced VIT Fund was filed on January 8, 2009 as Exhibit (d)(2) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(3)

Investment Advisory Agreement between the Registrant, with respect to the JNF Equity, Balanced, Bond and Money Market Portfolios, and JNF Advisors, Inc., was filed on May 1, 2008 as Exhibit (d)(3) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.

(d)(4)

Sub-Advisory Agreement between JNF Advisors, Inc. and Chicago Equity Partners, LLC with respect to the JNF Equity and Balanced Portfolios, was filed on February 4, 2008 as Exhibit (d)(4) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(4)(1)

Sub-Advisory Agreement between JNF Advisors, Inc. and AIM Advisors, Inc., with respect to the JNF Money Market Portfolio was filed on January 8, 2009 as Exhibit (d)(4)(1) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(5)

Investment Advisory Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC, was filed on February 4, 2008 as Exhibit (d)(5) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(6)

Investment Advisory Agreement between the Registrant, with respect to the Changing Parameters Portfolio, and Changing Parameters LLC, was filed on February 4, 2008 as Exhibit (d)(6) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(7)

Investment Advisory Agreement between the Registrant, with respect to Dent Strategic Portfolio and HS Dent Investment Management, LLC, was filed on February 4, 2008 as Exhibit (d)(8) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(8)

Investment Advisory Agreement between the Registrant, with respect to The Chariot Absolute Return All Opportunities Portfolio and Chariot Advisors, LLC was filed on March 3, 2010 as Exhibit (d)(8) to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement, and is hereby incorporated by reference..

(d)(9)

Investment Advisory Agreement between the Registrant, with respect to TOPSTM   Capital Preservation ETF Portfolio, TOPSTM   Balanced ETF Portfolio, TOPSTM   Moderate Growth  ETF Portfolio ,TOPSTM   Growth ETF Portfolio, TOPSTM   Aggressive Growth ETF Portfolio, TOPSTM   Protected Balanced ETF Portfolio, TOPSTM   Protected Moderate Growth ETF Portfolio and TOPSTM   Protected Growth ETF Portfolio and  ValMark Advisers, Inc. was filed on April 18, 2011 as Exhibit (d)(9) to Pre-Effective Amendment No. 33 to the Registrant’s Registration Statement, and is hereby incorporated by reference..

(d)(10)

Sub-Advisory Agreement between ValMark Advisers, Inc. and Milliman, Inc, with respect to TOPSTM   Protected Balanced ETF Portfolio, TOPSTM   Protected Moderate Growth ETF Portfolio and TOPSTM   Protected Growth ETF Portfolio was filed on April 26, 2011 as Exhibit (d)(10) to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(11)

Investment Advisory Agreement between the Registrant, with respect to Avant Gold Bullion Strategy VP Fund and Avant Capital Management, LLC was filed on November 1, 2011 as Exhibit (d)(11) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(12)	Investment Advisory Agreement between the Registrant, with respect to Astor Long/Short ETF Portfolio and Astor Asset Management, LLC to be filed by amendment.
(d)(13)

Investment Advisory Agreement between the Registrant, with respect to 7Twelve Balanced Portfolio and 7Twelve Advisors, LLC was filed on November 23, 2011 as Exhibit (d)(13) to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(d)(14)

Investment Advisory Agreement between the Registrant, with respect to BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio and Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) is filed herewith.

(d)(15)	Investment Advisory Agreement between the Registrant, with respect to Mariner Hyman Beck Portfolio and RJO Investment Management, LLC to be filed by amendment.
(d)(16)

Form of Investment Advisory Agreement between the Registrant, with respect to Power Income VIT Fund and W.E. Donoghue & Co., Inc. was filed on April 23, 2012 as Exhibit (d)(16) to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(e)

Underwriting Agreement between the Registrant and Northern Lights Distributors LLC, was filed on April 16, 2012 as Exhibit (e) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts. Not Applicable.
(g)(1)

Custody Agreement between the Registrant and Bank of New York Mellon was filed on February 4, 2008 as Exhibit (g)(1) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(g)(2)

Custody Agreement between the Registrant and the First National Bank of Omaha was filed on February 4, 2008 as Exhibit (g)(2) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(g)(3)

Custody Agreement between the Registrant and Citi, NA was filed on May 1, 2008 as Exhibit (g)(3) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.

(g)(4)

Custody Agreement between the Registrant and Fifth Third Bank was filed on June 5, 2009 as Exhibit (g)(4) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, and hereby incorporated by reference..

(h)(1)

Fund Accounting Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(1) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(2)

Administration Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(2) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(3)

Transfer Agency Service Agreement between the Registrant and Gemini Fund Services, LLC was filed on February 6, 2007 as Exhibit (h)(3) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(4)

Expense Limitation Agreement between the Registrant, on behalf of the Arrow DWA Balanced VIT Fund and Arrow Investment Advisors, LLC was filed on February 4, 2008 as Exhibit (h)(4) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(5)

Investor Services Plan of Arrow DWA Balanced VIT Fund was filed on January 11, 2007 as Exhibit (h)(5) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(6)

Custody Administration Agreement between Registrant and the Administrator with respect to certain Funds of the Trust, was filed on February 6, 2007 as Exhibit (h)(6) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(7)

Expense Limitation Agreement between the Registrant, with respect to each JNF Portfolio, and JNF Advisors, Inc., was filed on May 1, 2008 as Exhibit (h)(7) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.

(h)(8)

Expense Limitation Agreement between the Registrant, with respect to the Adaptive Allocation Portfolio, and Critical Math Advisors, LLC, was filed on February 4, 2008 as Exhibit (h)(8) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(9)

Participation Agreement between the Registrant, with respect to the each JNF Portfolio, and Jefferson National Life Insurance Company, was filed on May 1, 2008 as Exhibit (h)(9) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference..

(h)(9)(1)

Participation Agreement between the Registrant, with respect to each JNF Portfolio, and PHL Variable Insurance Company, was filed on May 1, 2008 as Exhibit (h)(9)(1) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.

(h)(10)

Expense Limitation Agreement between the Registrant, with respect to the Dent Strategic Portfolio and HS Dent Investment Management, LLC, was filed on February 4, 2008 as Exhibit (h)(12) to Pre-Effective Amendment No. 11 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(11)(1)

Participation Agreement between the Registrant, with respect to the Dent Strategic Portfolio and Security Benefits Life Insurance Company was filed on January 8, 2009 as Exhibit (h)(13)(1) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(11)(2)

Participation Agreement between the Registrant, with respect to the Dent Strategic Portfolio and First Security Benefits Life Insurance and Annuity Company of New York was filed on January 8, 2009 as Exhibit (h)(13)(2) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(11)(3)

Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Minnesota Life Insurance was filed on April 16, 2012 as Exhibit (h)(11)(3) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference..

(h)(11)(4)

Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Principal Life Insurance Company, Princor Financial Services Corporation and Principal National Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(4) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(11)(5)

Participation Agreement between the Registrant, with respect to the TOPS Protected Portfolios and Kansas City Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(5) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(11)(6)

Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(6) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(11)(7)

Participation Agreement between the Registrant, with respect to the TOPS Portfolios and PRUCO Life Insurance Company of New Jersey was filed on April 16, 2012 as Exhibit (h)(11)(7) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(11)(8)

Participation Agreement between the Registrant, with respect to the TOPS Portfolios and Ohio National Life Insurance Company was filed on April 16, 2012 as Exhibit (h)(11)(8) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(11)(9)

Participation Agreement between the Registrant, with respect to the TOPS Protected Portfolios and National Security Life and Annuity Company was filed on April 16, 2012 as Exhibit (h)(11)(9) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(h)(12)

Expense Limitation Agreement between the Registrant, with respect to the Chariot Absolute Return All Opportunities Portfolio and Chariot Advisors, LLC, was filed on March 3, 2010 as Exhibit (h)(12) to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement, and hereby incorporated by reference..

(h)(13)

Expense Limitation Agreement between the Registrant, with respect to Avant Gold Bullion Strategy VP Fund and Avant Capital Management, LLC, was filed on November 1, 2011 as Exhibit (h)(13) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, and is hereby incorporated by reference..

(h)(14)	Expense Limitation Agreement between the Registrant, with respect to the Astor Long/Short ETF Portfolio and Astor Asset Management, LLC, to be filed by amendment.
(h)(15)	Expense Limitation Agreement between the Registrant, with respect to the 7Twelve Balanced Portfolio and 7Twelve Advisors, LLC, to be filed by amendment.
(h)(16)

Expense Limitation Agreement between the Registrant, with respect to the BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio and Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) is filed herewith.

(h)(17)	Expense Limitation Agreement between the Registrant, with respect to the Mariner Hyman Beck Portfolio and RJO Investment Management, LLC to be filed by amendment.
(h)(18)

Form of Expense Limitation Agreement between the Registrant, with respect to the Power Income VIT Fund and W.E. Donoghue & Co., Inc. was filed on April 23, 2012 as Exhibit (h)(18) to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(i)(1)	Opinion of Counsel was filed on April 23, 2012 as Exhibit (i) to Post Effective Amendment No. 56 to the Registrant's Registration Statement, and is hereby incorporated in reference.
(i)(2)	Consent of Counsel is filed herewith.
(j)(1)

Powers of Attorney of Anthony J. Hertl, Michael Miola, L. Merill Bryan, Gary W. Lanzen, Mark Taylor was filed on April 7, 2011 as Exhibit (j)(1) to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Power of Attorney of John V. Palancia was filed on January 19, 2012 as Exhibit (j)(1) to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(j)(2)	Consent s of Independent Auditors are filed herewith.
(k)	Omitted Financial Statements. None.
(l)	Initial Capital Agreements was filed on January 11, 2007 as Exhibit (l) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(m)

Rule 12b-1 Plan was filed on June 5, 2009 as Exhibit (m) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Form of Rule 12b-1 Plan to include Astor Long/Short ETF Portfolio was filed on May 24, 2011 as Exhibit (m) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, and is hereby incorporated by reference. Updated Rule 12b-1 Plan to include Power Income VIT Fund was filed on April 3, 2012 as Exhibit (m) to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(n)	Rule 18f-3 Plan was filed on April 18, 2011 as Exhibit (n) to Post-Effective Amendment No.33 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(1)

Code of Ethics of Northern Lights Variable Trust, was filed on January 11, 2007 as Exhibit (p)(1) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(2)

Code of Ethics of Arrow Investment Advisors, LLC was filed on January 11, 2007 as Exhibit (p)(2) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(3)

Code of Ethics of Dorsey, Wright & Associates, Inc. was filed on January 11, 2007 as Exhibit (p)(3) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(4)	Code of Ethics of JNF Advisors, Inc. was filed on March 2, 2007 as Exhibit (p)(4) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.
(p)(5)

Code of Ethics of Chicago Equity Partners, LLC was filed on March 2, 2007 as Exhibit (p)(5) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(6)

Code of Ethics of Critical Math Advisors, LLC, was filed on February 6, 2007 as Exhibit (p)(5) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(7)

Code of Ethics of Changing Parameters LLC was filed on March 2, 2007 as Exhibit (p)(7) to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(8)	Code of Ethics of AIM Advisors, Inc, was filed on May 1, 2008 as Exhibit (p)(8) to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement, and hereby incorporated by reference.
(p)(9)

Code of Ethics of HS Dent Investment Management, LLC was filed on January 8, 2009 as Exhibit (p)(11) to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, and hereby incorporated by reference.

(p)(10)

Code of Ethics of Chariot Advisors, LLC was filed on June 5, 2009 as Exhibit (p)(13) to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement, and hereby incorporated by reference..

(p)(11)	Code of Ethics of ValMark Advisers, Inc. to be filed by amendment.
(p)(12)	Code of Ethics of Milliman, Inc. to be filed by amendment.
(p)(13)

Code of Ethics of Avant Capital Management, LLC was filed on May 24, 2011 as Exhibit (p)(13) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(14)

Code of Ethics of Astor Asset Management, LLC was filed on May 24, 2011 as Exhibit (p) (14) to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(15)

Code of Ethics of 7Twelve Advisors, LLC was filed on November 1, 2011 as Exhibit (p)(15) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

(p)(16)	Code of Ethics of Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) to be filed by amendment.
(p)(17)	Code of Ethics of RJO Investment Management, LLC to be filed by amendment.
(p)(18)

Code of Ethics of W.E. Donoghue & Co., Inc. was filed on April 16, 2012 as Exhibit (p)(18) to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement, and is hereby incorporated by reference.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.    None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies, holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of Arrow Investment Advisors, LLC, the Adviser to the Arrow DWA Balanced VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Advisor” and to the section of the Statement of Additional Information captioned “Investment Advisor and Advisory Agreement”.  The information required by this Item 26 with respect to each director, officer or partner of Arrow Investment Advisors LLC will be incorporated by reference to Form ADV filed by Arrow Investment Advisors LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No.  801-66595).

Certain information pertaining to the business and other connections of Dorsey, Wright & Associates, Inc., the Sub-Adviser to the Arrow DWA Balanced VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Advisor” and to the section of the Statement of Additional Information captioned “Sub-Adviser and Sub-Advisory Agreement”.  The information required by this Item 26 with respect to each director, officer or partner of Dorsey, Wright & Associates, Inc. is incorporated by reference to Form ADV filed by Dorsey, Wright & Associates, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-29045).

Certain information pertaining to the business and other connections of JNF Advisors, Inc.,  the Adviser to the JNF Equity Portfolio, JNF Money Market Portfolio and the JNF Balanced Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of JNF Advisors, Inc. will be incorporated by reference to Form ADV filed by JNF Advisors, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-67658).

Certain information pertaining to the business and other connections of Chicago Equity Partners, LLC,  the Sub-Adviser to the JNF Equity Portfolio and the JNF Balanced Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Chicago Equity Partners, LLC is incorporated by reference to Form ADV filed by Chicago Equity Partners, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-57280).

Certain information pertaining to the business and other connections of AIM Advisors, Inc.,  the Sub-Adviser to the JNF Money Market Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of AIM Advisors, Inc., is incorporated by reference to Form ADV filed by AIM Advisors, Inc., with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801- 57934) (Aim Private Asset Management, Inc.)

Certain information pertaining to the business and other connections of Critical Math Advisors, LLC,  the Adviser to the Adaptive Allocation Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Critical Math Advisors, LLC is incorporated by reference to Form ADV filed by Critical Math Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-65306).

Certain information pertaining to the business and other connections of Changing Parameters LLC,  the Adviser to the Changing Parameters Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Changing Parameters LLC is incorporated by reference to Form ADV filed by Changing Parameters LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-63495).

Certain information pertaining to the business and other connections of ValMark Advisers, Inc., the Adviser to TOPSTM   Capital Preservation ETF Portfolio, TOPSTM   Balanced ETF Portfolio, TOPSTM   Moderate Growth  ETF Portfolio ,TOPSTM   Growth ETF Portfolio, TOPSTM   Aggressive Growth ETF Portfolio, TOPSTM   Protected Balanced ETF Portfolio, TOPSTM   Protected Moderate Growth ETF Portfolio and TOPSTM   Protected Growth ETF Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Investment Adviser” and to the section of the Statement of Additional Information captioned “Investment Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of ValMark Advisers, Inc. is incorporated by reference to Form ADV filed by ValMark Advisers, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-55564).

Certain information pertaining to the business and other connections of Milliman, Inc, the Sub-Adviser to TOPSTM   Protected Balanced ETF Portfolio, TOPSTM   Protected Moderate Growth ETF Portfolio and TOPSTM   Protected Growth ETF Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Sub-Adviser” and to the section of the Statement of Additional Information captioned “Sub-Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Milliman, Inc. is incorporated by reference to Form ADV filed by Milliman, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-33315).

Certain information pertaining to the business and other connections of Avant Capital Management, LLC, the Adviser to Avant Gold Bullion Strategy VP Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Avant Capital Management, LLC. is incorporated by reference to Form ADV filed by Avant Capital Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-68387 ).

Certain information pertaining to the business and other connections of Astor Asset Management, LLC, the Adviser to Astor Long/Short ETF Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of Astor Asset Management, LLC. is incorporated by reference to Form ADV filed by Astor Asset Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-61526 ).

Certain information pertaining to the business and other connections of 7Twelve Advisors, LLC, the Adviser to 7Twelve Balanced Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of 7Twelve Advisors, LLC is incorporated by reference to Form ADV filed by 7Twelve Advisors, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71758).

Certain information pertaining to the business and other connections of Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management), the Adviser to BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of BFP Capital Management is incorporated by reference to Form ADV filed by BFP Capital Management with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-57100).

Certain information pertaining to the business and other connections of RJO Investment Management, LLC, the Adviser to Mariner Hyman Beck Portfolio, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of RJO Investment Management, LLC is incorporated by reference to Form ADV filed by RJO Investment Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71417).

Certain information pertaining to the business and other connections of W.E. Donoghue & Co., Inc, the Adviser to Power Income VIT Fund, is hereby incorporated herein by reference to the section of the Prospectus captioned “Adviser” and to the section of the Statement of Additional Information captioned “Adviser”.  The information required by this Item 26 with respect to each director, officer or partner of W.E. Donoghue & Co., Inc. is incorporated by reference to Form ADV filed by W.E. Donoghue & Co., Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-27959).

ITEM 32.

PRINCIPAL UNDERWRITER.

(a)

Northern Lights Distributors, LLC (“NLD”), the principal underwriter to Adaptive Allocation Portfolio, Chariot Absolute Return All Opportunities Portfolio and Astor Long/Short ETF Fund also acts as principal underwriter for the following:

AdvisorOne Funds, Bryce Capital Funds, Copeland Trust, Epiphany Funds, Ladenburg Thalmann Alternative Strategies Fund, Miller Investment Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Roge Partners Funds and The Saratoga Advantage Trust.

(b)

NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 4020 South 147th Street, Omaha, Nebraska 68137.  NLD is an affiliate of Gemini Fund Services, LLC.  To the best of Registrant’s knowledge, the following are the members and officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
W. Patrick Clarke	Manager	None
Brian Nielsen	Manager, President, Secretary	None
Daniel Applegarth	Treasurer	None

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchanged Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Gemini Fund Services, LLC (“GFS”), located at 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.

Gemini Fund Services, LLC, located at 450 Wireless Blvd., Hauppauge, New York 11788, maintains all records required pursuant to Administrative Service Agreements with the Trust.

First National Bank of Omaha (‘FNBO”), located at 1620 Dodge Street, Omaha, NE 68197, provides custodian services to the Adaptive Allocation Portfolio pursuant to a Custody Agreement between FNBO and the Trust.

Bank of New York Mellon (‘BONY”), located at One Wall Street, New York, New York 10286, provides custodian services to the Arrow DWA Balanced VIT Fund, the JNF Equity Portfolio, JNF Money Market Portfolio and the JNF Balanced Portfolio pursuant to a Custody Agreement between BONY and the Trust.

Citibank, NA (‘Citibank”), located at One Sansome Street, 25th Fl., San Francisco, California 94105, provides custodian services to H.S. Dent Strategic Portfolio pursuant to a Custody Agreement between Citibank and the Trust.

Fifth Third Bank (“Fifth Third”), located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263, provides custodian services to Chariot Absolute Return All Opportunities Portfolio pursuant to a Custody Agreement between Fifth Third and the Trust.

Arrow Investment Advisors, LLC located at 2943 Olney-Sandy Spring Road, Suite A, Olney, Maryland 20832, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Arrow DWA Balanced VIT Fund.

Dorsey, Wright & Associates, Inc. located at with offices at 8014 Midlothian Turnpike, Richmond, Virginia 23235 and 595 East Colorado Blvd., Suite 307, Pasadena, CA  91101, pursuant to the Investment Advisory Agreement with Arrow Investment Advisors, LLC, maintains all records required pursuant to such agreement with respect to the Arrow DWA Balanced VIT Fund.

JNF Advisors, Inc. located at 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the JNF Equity Portfolio, JNF Money Market Portfolio and the JNF Balanced Portfolio.

Chicago Equity Partners, LLC located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601, pursuant to the  Sub-Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF Equity Portfolio and the JNF Balanced Portfolio.

Invesco Institutional, located at 11 Greenway Plaza, Suite 100, Houston, Texas, 77046-1173, pursuant to the Sub-Advisory Agreement with JNF Advisors, Inc., maintains all records required pursuant to such agreement with respect to the JNF Money Market Portfolio.

Critical Math Advisors, LLC located at 29 Emmons Drive, Suite A-20, Princeton, NJ 08540 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Adaptive Allocation Portfolio.

Changing Parameters LLC located at 250 Oak Grove Avenue, Suite A, Menlo Park, California 94025 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Changing Parameters Portfolio.

ValMark Advisers, Inc. located at 130 Springside Drive, Akron, OH 44333, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to TOPSTM   Capital Preservation ETF Portfolio, TOPSTM   Balanced ETF Portfolio, TOPSTM   Moderate Growth  ETF Portfolio ,TOPSTM   Growth ETF Portfolio, TOPSTM   Aggressive Growth ETF Portfolio, TOPSTM   Protected Balanced ETF Portfolio, TOPSTM   Protected Moderate Growth ETF Portfolio and TOPSTM   Protected Growth ETF Portfolio.

Milliman, Inc. located at 1301 Fifth Avenue, Suite 3800, Seattle, WA 98101, pursuant to the Sub-Advisory Agreement with ValMark Advisers, Inc., maintains all records required pursuant to such agreement with respect to TOPSTM   Protected Balanced ETF Portfolio, TOPSTM   Protected Moderate Growth ETF Portfolio and TOPSTM   Protected Growth ETF Portfolio.

Avant Capital Management, LLC located at 401 E. Las Olas Blvd, #130, Fort Lauderdale, FL 33301, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Avant Gold Bullion Strategy VP Fund.

Astor Asset Management, LLC located at 111 S. Wacker Drive, Suite 3910, Chicago, IL 606061, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Astor Long/Short ETF Portfolio.

7Twelve Advisors, LLC located at 1720 West End Ave., Suite 450, Nashville, TN 37203, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to 7Twelve Balanced Portfolio.

Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management) located at 20 Walnut Street, Wellesley Hills, MA 02481, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to 7Twelve Balanced Portfolio.

RJO Investment Management, LLC located at 222 South Riverside Plaza, Suite 900, Chicago, IL, 60606, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Mariner Hyman Beck Portfolio.

W.E Donoghue & Co., Inc. located at 629 Washington Street, Norwood, MA 02062, pursuant to the Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to Power Income VIT Fund.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

See item 30, above.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on this 25th day of April, 2012.

NORTHERN LIGHTS VARIABLE TRUST

(Registrant)

/s/ Andrew Rogers

By:  Andrew Rogers, President and

Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Michael Miola* Michael Miola	Trustee & Chairman	April 25, 2012
John V. Palancia* John V. Palancia	Trustee	April 25, 2012
Gary Lanzen* Gary Lanzen	Trustee	April 25, 2012
Anthony Hertl* Anthony Hertl	Trustee	April 25, 2012
Mark Taylor* Mark Taylor	Trustee	April 25, 2012
/s/ Andrew Rogers Andrew Rogers	President and Principal Executive Officer	April 25, 2012
/s/ Kevin Wolf Kevin Wolf	Treasurer and Principal Accounting Officer	April 25, 2012

By:

/s/ James P. Ash

Date: April 25, 2012

James P. Ash

*Attorney-in-Fact – Pursuant to Powers of Attorney filed on April 7, 2011 and January 19, 2012 to the Registrant’s Registration Statement in Post-Effective Amendment No. 45 which is hereby incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.

Investment Advisory Agreement between the Registrant, with respect to BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio and Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management)

(d)(14)

Expense Limitation Agreement between the Registrant, with respect to the BCM Decathlon Conservative Portfolio, BCM Decathlon Moderate Portfolio and BCM Decathlon Aggressive Portfolio and Beaumont Financial Partners, LLC (d.b.a. BFP Capital Management)

(h)(16)
Consent of Counsel	(i)(2)
Consents of Independent Auditors	(j)(2)